UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS Alternative Growth Fund

(Class A: EEHAX)

(Class I: EEHIX)

AXS Chesapeake Strategy Fund

(Class A: ECHAX)

(Class C: ECHCX)

(Class I: EQCHX)

AXS Managed Futures Strategy Fund

(Class A: MHFAX)

(Class C: MHFCX)

(Class I: MHFIX)

AXS Multi-Strategy Alternatives Fund

(Class I: KCMIX)

(Investor Class: KCMTX)

AXS Sustainable Income Fund

(Class I: AXSKX)

AXS Thomson Reuters Private Equity Return Tracker Fund

(Class A: LDPAX)

(Class C: LDPCX)

(Class I: LDPIX)

AXS Thomson Reuters Venture Capital Return Tracker Fund

(Class A: LDVAX)

(Class C: LDVCX)

(Class I: LDVIX)

SEMI-ANNUAL REPORT

MARCH 31, 2022

AXS Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Consolidated Schedule of Investments	1
Consolidated Statements of Assets and Liabilities	50
Consolidated Statements of Operations	56
Consolidated Statements of Changes in Net Assets	59
Consolidated Financial Highlights	66
Notes to Consolidated Financial Statements	83
Supplemental Information	122
Expense Examples	133

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS Funds. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

AXS Alternative Growth Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 70.9%
$9,500	UMB Bank Demand Deposit, 0.01%[1,2]	$9,500

Number of Shares
2,712,104	Fidelity Investments Money Market Government Portfolio - Class I, 0.12%[2]	2,712,104
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,721,604)	2,721,604

	TOTAL INVESTMENTS — 70.9%
	(Cost $2,721,604)	2,721,604
	Other Assets in Excess of Liabilities — 29.1%	1,116,771
	TOTAL NET ASSETS — 100.0%	$3,838,375

[1]	All or a portion of this investment is a holding of AXS Alternative Growth Fund Limited.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

1

AXS Alternative Growth Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Notional Value	Value at March 31, 2022	Unrealized Appreciation (Depreciation)

19	S&P 500 E-Mini	June 2022	$4,021,831	$4,304,266	$282,435
TOTAL FUTURES CONTRACTS			$4,021,831	$4,304,266	$282,435

See accompanying Notes to Consolidated Financial Statements.

2

AXS Alternative Growth Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

SWAP CONTRACT

TOTAL RETURN SWAP

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate[1]	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)

Deutsche Bank	AXS Alternative Growth Fund Custom Basket[2]	Receive	0.50% of Notional Value	June 1, 2023	$7,580,641	$(274,481)
TOTAL SWAP CONTRACT						$(274,481)

[1]	Financing rate is based upon predetermined notional amounts.
[2]	This investment is a holding of the AXS Alternative Growth Fund Limited.

See accompanying Notes to Consolidated Financial Statements.

3

AXS Alternative Growth Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Total Return Swap Top 50 Holdings^

FUTURES CONTRACTS

Number of Long Contracts	Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
8	90 Day Bank Accepted Bill Future	Jun-23	$1,435,978	$(16,023)
5	SOFR 3month Futures	Sep-23	1,129,485	(9,396)

Number of Short Contracts	Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
(18)	90 Day Bank Accepted Bill Future	Jun-22	$3,307,338	$10,308
(7)	Eurodollar	Dec-24	1,746,597	12,234
(8)	EUR/USD	Jun-22	1,109,230	365

OPTIONS ON CURRENCY

	Put/Call	Description	Expiration Date	Strike Price	Notional Value	Unrealized Appreciation (Depreciation)
Purchased
	Put	JPY/AUD	Apr-22	$70.00	$8,381,825	$-
	Put	USD/EUR	May-22	1.06	4,433,809	7,259
	Put	JPY/GBP	Apr-22	136.00	3,937,284	-
	Put	JPY/CAD	Jun-22	81.25	2,874,680	1,073
	Call	CAD/EUR	Apr-22	1.59	2,660,285	-
	Call	CAD/EUR	Apr-22	1.53	2,660,285	-
	Put	USD/EUR	Apr-22	1.07	2,660,285	2,401
	Put	JPY/GBP	Apr-22	147.00	2,624,856	2
	Put	JPY/AUD	Apr-22	77.00	2,394,807	-
	Put	AUD/GBP	Jul-22	1.72	2,099,885	20,143
	Put	JPY/GBP	May-22	146.00	2,099,885	1,255
	Put	JPY/CAD	Apr-22	84.00	1,916,453	69
	Put	JPY/AUD	Jul-22	72.00	1,796,105	1,231
	Call	NOK/EUR	Apr-22	10.80	1,773,523	-
	Call	ZAR/USD	May-22	17.00	1,595,900	849
	Put	AUD/GBP	Apr-22	1.82	1,574,914	61,748
	Put	JPY/CAD	May-22	84.50	1,277,636	379
	Call	NOK/USD	Jun-22	9.80	1,196,925	1,978
	Put	NOK/EUR	Jun-22	9.60	1,108,452	8,754

Written
	Put	JPY/AUD	Apr-22	$70.00	$8,381,825	$-
	Put	USD/EUR	May-22	1.06	4,433,809	(7,259)
	Put	JPY/GBP	Apr-22	136.00	3,937,284	-
	Put	JPY/CAD	Jun-22	81.25	2,874,680	(1,073)
	Call	CAD/EUR	Apr-22	1.59	2,660,285	-
	Call	CAD/EUR	Apr-22	1.53	2,660,285	-
	Put	USD/EUR	Apr-22	1.07	2,660,285	(2,401)
	Put	JPY/GBP	Apr-22	147.00	2,624,856	(2)
	Put	JPY/AUD	Apr-22	77.00	2,394,807	-
	Put	AUD/GBP	May-22	1.72	2,099,885	(13,330)
	Put	JPY/GBP	May-22	146.00	2,099,885	(1,255)
	Put	JPY/CAD	Apr-22	84.00	1,916,453	(69)
	Put	JPY/AUD	Jul-22	72.00	1,796,105	(1,231)
	Put	JPY/EUR	Sep-22	119.00	1,773,523	(6,401)
	Call	NOK/EUR	Apr-22	10.80	1,773,523	-
	Call	ZAR/USD	May-22	17.00	1,595,900	(849)
	Put	AUD/GBP	Apr-22	1.82	1,574,914	(61,748)
	Put	JPY/CAD	May-22	84.50	1,277,636	(379)
	Call	NOK/USD	Jun-22	9.80	1,196,925	(1,978)
	Put	NOK/EUR	Jun-22	9.60	1,108,452	(8,754)

OPTIONS ON FUTURES CONTRACTS

	Put/Call	Description	Expiration Date	Strike Price	Notional Value	Unrealized Appreciation (Depreciation)
Purchased
	Call	Eurodollar	Jun-22	$99.44	$1,946,703	$98
	Call	Eurodollar	Jun-22	99.31	1,944,256	171
	Call	Eurodollar	Mar-23	98.75	1,606,079	1,220

Written
	Call	Eurodollar	Jun-22	$99.38	$3,890,958	$(392)
	Call	Eurodollar	Mar-23	99.50	1,618,277	(366)
	Call	Eurodollar	Sep-22	97.13	1,096,979	(1,073)

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

USD - U.S. Dollar

ZAR - South African Rand

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

4

AXS Alternative Growth Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Security Type	Percent of Total Net Assets
Short-Term Investments	70.9%
Total Investments	70.9%
Other Assets in Excess of Liabilities	29.1%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

5

AXS Chesapeake Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 93.0%
17,087,822	Fidelity Investments Money Market Government Portfolio - Class I, 0.12%[1]	$17,087,822

Principal
Amount
$11,401,672	UMB Bank Demand Deposit, 0.01%[1]	11,401,672
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $28,489,494)	28,489,494

	TOTAL INVESTMENTS — 93.0%
	(Cost $28,489,494)	28,489,494
	Other Assets in Excess of Liabilities — 7.0%	2,145,410
	TOTAL NET ASSETS — 100.0%	$30,634,904

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

6

AXS Chesapeake Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value*	Value at March 31, 2022*	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn[1]	May 2022	24	779,700	898,500	$118,800
CBOT Soybean[1]	May 2022	7	559,300	566,388	7,088
CBOT Soybean Oil[1]	May 2022	16	646,932	671,424	24,492
CBOT Wheat[1]	May 2022	3	121,087	150,900	29,813
CME Lean Hogs[1]	June 2022	9	455,775	434,250	(21,525)
CMX Copper[1]	May 2022	6	680,775	712,650	31,875
CMX Gold[1]	June 2022	4	781,880	781,600	(280)
CMX Silver[1]	May 2022	2	265,450	251,330	(14,120)
ICE Canola[1]	May 2022	39	780,661	861,489	80,828
LME Lead[1]	June 2022	9	550,688	545,063	(5,625)
LME Primary Aluminum[1]	June 2022	7	668,763	611,013	(57,750)
LME Primary Nickel[1]	June 2022	4	340,560	385,200	44,640
LME Zinc[1]	June 2022	5	499,375	523,563	24,188
NYBOT Coffee 'C'[1]	May 2022	4	372,075	339,600	(32,475)
NYBOT Cotton #2[1]	May 2022	21	1,290,689	1,424,745	134,056
NYBOT Sugar #11[1]	May 2022	40	800,576	873,152	72,576
NYMEX Natural Gas[1]	May 2022	2	111,040	112,840	1,800
NYMEX Platinum[1]	July 2022	1	51,430	49,790	(1,640)
NYMEX RBOB Gasoline[1]	May 2022	4	570,309	529,351	(40,958)
NYMEX WTI Crude Oil[1]	May 2022	4	415,760	401,119	(14,641)

Currency Futures
Brazil Real	May 2022	51	1,048,050	1,063,605	15,555
CME Mexican Peso	June 2022	38	918,275	944,870	26,595
Swedish Krona	June 2022	15	14,599,575	14,541,424	(58,151)

Index Futures
ICF FTSE 100 Index	June 2022	4	283,640	304,397	20,757
Total Long Contracts			27,592,365	27,978,263	385,898

Short Contracts
Commodity Futures
LME Primary Nickel[1]	June 2022	(2)	(383,964)	(385,200)	(1,236)

Currency Futures
Canadian Dollar	June 2022	(15)	(1,175,850)	(1,201,350)	(25,500)
CME Australian Dollar	June 2022	(4)	(294,357)	(299,860)	(5,503)
CME British Pound	June 2022	(25)	(2,056,650)	(2,051,719)	4,931
CME Euro	June 2022	(21)	(2,879,432)	(2,913,487)	(34,055)
CME Japanese Yen	June 2022	(19)	(2,062,566)	(1,956,406)	106,160
CME Swiss Franc	June 2022	(17)	(2,310,163)	(2,310,088)	75
New Zealand Dollar	June 2022	(15)	(1,022,250)	(1,038,600)	(16,350)

Index Futures
CAC 40 10 Euro	April 2022	(1)	(63,088)	(66,945)	(3,857)
EUX DAX Index	June 2022	(2)	(691,575)	(724,844)	(33,269)
FTSE China A50	April 2022	(55)	(755,480)	(756,195)	(715)
MSCI Emerging Markets	June 2022	(5)	(254,429)	(281,375)	(26,946)
SGX Nikkei 225	June 2022	(4)	(52,592,000)	(52,616,626)	(24,626)

Interest Rate Futures
CBOT 5-Year U.S. Treasury Note	June 2022	(73)	(8,593,468)	(8,372,188)	221,280
CBOT 10-Year U.S. Treasury Note	June 2022	(66)	(8,349,000)	(8,109,750)	239,250
CBOT U.S. Long Bond	June 2022	(14)	(2,134,258)	(2,100,875)	33,383
CBOT Ultra Long-Term U.S. Treasury Bond	June 2022	(8)	(1,426,609)	(1,417,000)	9,609
EUX Euro-BTP Italian Government Bond	June 2022	(11)	(1,591,040)	(1,514,016)	77,024
EUX Euro-Bund	June 2022	(33)	(5,505,060)	(5,207,184)	297,876
EUX Euro-Buxl 30-Year Bond	June 2022	(5)	(930,040)	(931,102)	(1,062)
ICF Long Gilt	June 2022	(38)	(4,670,184)	(4,586,836)	83,348
Total Short Contracts			(99,741,463)	(98,841,646)	899,817

TOTAL FUTURES CONTRACTS			(72,149,098)	(70,863,383)	$1,285,715

*	Local currency.
[1]	This investment is a holding of AXS Chesapeake Strategy Fund Limited.

See accompanying Notes to Consolidated Financial Statements.

7

AXS Chesapeake Strategy Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Security Type	Percent of Total Net Assets
Short-Term Investments	93.0%
Total Investments	93.0%
Other Assets in Excess of Liabilities	7.0%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

8

AXS Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 14.7%
2,182,363	Fidelity Investments Money Market Government Portfolio - Class I, 0.12%[1]	$2,182,363

Principal Amount
$365,000	UMB Bank Demand Deposit, 0.01%[1,2]	365,000
50,000	UMB Bank Demand Deposit, 0.01%[1]	50,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,597,363)	2,597,363

	TOTAL INVESTMENTS — 14.7%
	(Cost $2,597,363)	2,597,363
	Other Assets in Excess of Liabilities — 85.3%	15,044,902
	TOTAL NET ASSETS — 100.0%	$17,642,265

[1]	The rate is the annualized seven-day yield at period end.
[2]	All or a portion of this investment is a holding of AXS Managed Futures Strategy Fund Limited.

See accompanying Notes to Consolidated Financial Statements.

9

AXS Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

SWAP CONTRACTS

TOTAL RETURN SWAPS

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate[1]	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Deutsche Bank	AXS Financial Futures Index	Receive	0.50% of Notional Value	1/29/27	$28,827,913	$(3,626,959)
Deutsche Bank	AXS Physical Futures Index[2]	Receive	0.50% of Notional Value	9/30/26	23,127,432	(647,779)
Morgan Stanley	Single CTA Program Total Return Swap[2]	Receive	One month USD Libor plus 0.27% of the notional value	3/9/23	4,230,064	(19,677)
Morgan Stanley	Alphas Managed Accounts Platform XV Limited Portfolio[2]	Receive	0.45% of Notional Value	3/9/23	4,710,051	19,981
TOTAL SWAP CONTRACTS						$(4,274,434)

[1]	Financing rate is based upon predetermined notional amounts.
[2]	This investment is a holding of the AXS Managed Futures Strategy Fund Limited.

See accompanying Notes to Consolidated Financial Statements.

10

AXS Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

AXS Financial Futures Index Top 50 Holdings1

FUTURES CONTRACTS

Number of Short Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
(38)	3 Month SONIA Index	Deutsche Bank	Jun-23	$(12,263,578)	$16,825

OPTIONS ON CURRENCY

	Put/Call	Description	Expiration Date	Strike Price	Notional Value	Unrealized Appreciation (Depreciation)
Purchased
	Put	JPY/AUD	Apr-22	$70.00	$94,606,657	$ -
	Put	USD/EUR	May-22	1.06	50,044,923	81,933
	Put	JPY/GBP	Apr-22	136.00	44,440,595	-
	Put	JPY/CAD	Jun-22	81.25	32,446,856	12,107
	Call	CAD/EUR	Apr-22	1.59	30,026,954	-
	Call	CAD/EUR	Apr-22	1.53	30,026,954	-
	Put	USD/EUR	Apr-22	1.07	30,026,954	27,103
	Put	JPY/GBP	Apr-22	147.00	29,627,063	20
	Put	JPY/AUD	Apr-22	77.00	27,030,474	-
	Put	AUD/GBP	Jul-22	1.72	23,701,651	227,352
	Put	JPY/GBP	May-22	146.00	23,701,651	14,163
	Put	JPY/CAD	Apr-22	84.00	21,631,237	774
	Put	JPY/AUD	Jul-22	72.00	20,272,855	13,892
	Call	NOK/EUR	Apr-22	10.80	20,017,969	-
	Call	ZAR/USD	May-22	17.00	18,013,111	9,587
	Put	AUD/GBP	Apr-22	1.82	17,776,238	696,962
	Put	JPY/CAD	May-22	84.50	14,420,825	4,275
	Call	NOK/USD	Jun-22	9.80	13,509,833	22,329
	Put	NOK/EUR	Jun-22	9.60	12,511,231	98,805
	Put	JPY/GBP	Apr-22	141.00	11,850,825	2

Written
	Put	JPY/AUD	Apr-22	$70.00	$(94,606,657)	$-
	Put	USD/EUR	May-22	1.06	(50,044,923)	(81,933)
	Put	JPY/GBP	Apr-22	136.00	(44,440,595)	-
	Put	JPY/CAD	Jun-22	81.25	(32,446,856)	(12,107)
	Put	USD/EUR	Apr-22	1.07	(30,026,954)	(27,103)
	Call	CAD/EUR	Apr-22	1.59	(30,026,954)	-
	Call	CAD/EUR	Apr-22	1.53	(30,026,954)	-
	Put	JPY/GBP	Apr-22	147.00	(29,627,063)	(20)
	Put	JPY/AUD	Apr-22	77.00	(27,030,474)	-
	Put	AUD/GBP	May-22	1.72	(23,701,651)	(150,460)
	Put	JPY/GBP	May-22	146.00	(23,701,651)	(14,163)
	Put	JPY/CAD	Apr-22	84.00	(21,631,237)	(774)
	Put	JPY/AUD	Jul-22	72.00	(20,272,855)	(13,892)
	Put	JPY/EUR	Sep-22	119.00	(20,017,969)	(72,245)
	Call	NOK/EUR	Apr-22	10.80	(20,017,969)	-
	Call	ZAR/USD	May-22	17.00	(18,013,111)	(9,587)
	Put	AUD/GBP	Apr-22	1.82	(17,776,238)	(696,962)
	Put	JPY/CAD	May-22	84.50	(14,420,825)	(4,275)
	Call	NOK/USD	Jun-22	9.80	(13,509,833)	(22,329)
	Put	NOK/EUR	Jun-22	9.60	(12,511,231)	(98,805)
	Put	JPY/GBP	Apr-22	141.00	(11,850,825)	(2)

See accompanying Notes to Consolidated Financial Statements.

11

AXS Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

AXS Financial Futures Index Top 50 Holdings1 - Continued

OPTIONS ON FUTURES

	Put/Call	Description	Number of Contracts	Expiration Date	Strike Price	Notional Value	Unrealized Appreciation (Depreciation)
Purchased
	Call	Eurodollar	127	Jun-22	$99.44	$31,570,566	$1,588
	Call	Eurodollar	127	Jun-22	99.31	31,530,880	2,778
	Call	Eurodollar	106	Mar-23	98.75	26,046,518	19,784

Written
	Call	Eurodollar	(254)	Jun-22	$99.38	$(63,101,446)	$(6,351)
	Call	Eurodollar	(106)	Mar-23	99.50	(26,244,340)	(5,935)
	Call	Eurodollar	(73)	Sep-22	97.13	(17,790,212)	(17,403)
	Call	3 month Euro (EURIBOR)	(49)	Dec-22	99.50	(13,502,469)	(679)
	Call	Eurodollar	(53)	Mar-23	96.75	(12,759,497)	(56,055)

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

USD - U.S. Dollar

ZAR - South African Rand

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

12

AXS Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

AXS Physical Futures Index Top 50 Holdings1

FUTURES CONTRACTS

Number of Long Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
24	90 Day Bank Accepted Bill Future	Deutsche Bank	Jun-23	$4,316,961	$(48,171)
14	SOFR 3 month Futures	Deutsche Bank	Sep-23	3,395,555	(28,248)
16	90 Day Bank Accepted Bill Future	Deutsche Bank	Mar-23	2,892,146	(30,000)
33	Soybeans Future	Deutsche Bank	May-22	2,740,593	(8,072)
14	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Dec-22	2,716,914	(22,982)
13	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Sep-22	2,594,205	(26,184)
13	Euro-BUND	Deutsche Bank	Jun-22	2,290,693	1,769
12	Gold	Deutsche Bank	Jun-22	2,282,366	43,517
9	SOFR 3 month Futures	Deutsche Bank	Mar-23	2,171,318	(17,288)
10	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-23	1,968,721	(16,799)
7	Copper Grade A Future	Deutsche Bank	May-22	1,846,548	75,472
11	Long Gilt Future	Deutsche Bank	Jun-22	1,752,910	(9,585)
9	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Mar-23	1,724,829	(17,298)
7	Copper Grade A Future	Deutsche Bank	Apr-22	1,723,937	99,469
7	E-Mini S&P 500	Deutsche Bank	Jun-22	1,712,608	35,028
14	10 year US Treasury Notes	Deutsche Bank	Jun-22	1,688,115	(20,053)
9	90 Day Bank Accepted Bill Future	Deutsche Bank	Dec-22	1,684,976	(16,090)
5	3 Month SONIA Index Futures	Deutsche Bank	Sep-23	1,683,075	(15,430)
7	SOFR 3 month Futures	Deutsche Bank	Dec-22	1,661,384	(8,408)
5	3 Month SONIA Index Futures	Deutsche Bank	Dec-23	1,495,588	(8,534)
17	Coffee C Future	Deutsche Bank	Jul-22	1,427,327	40,042
4	3 Month SONIA Index Futures	Deutsche Bank	Mar-23	1,364,084	(6,699)
6	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-22	1,248,738	(3,917)
7	90 Day Bank Accepted Bill Future	Deutsche Bank	Sep-23	1,208,991	(11,036)
5	SOFR 3 month Futures	Deutsche Bank	Mar-24	1,133,125	(7,586)
5	SOFR 3 month Futures	Deutsche Bank	Dec-23	1,132,047	(8,679)
6	90 Day Bank Accepted Bill Future	Deutsche Bank	Sep-22	1,078,190	(5,328)
28	Corn Future	Deutsche Bank	May-22	1,031,823	34,879
5	E-mini Dow	Deutsche Bank	Jun-22	953,983	13,731
12	AUD/USD	Deutsche Bank	Jun-22	906,473	1,730
10	Coffee C Future	Deutsche Bank	Sep-22	889,005	27,750
3	Copper Grade A Future	Deutsche Bank	Jun-22	849,662	15,989

Number of Short Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
(54)	90 Day Bank Accepted Bill Future	Deutsche Bank	Jun-22	$(9,942,801)	$30,989
(21)	EUR/USD	Deutsche Bank	Jun-22	(2,943,739)	987
(35)	Soybeans Future	Deutsche Bank	Jul-22	(2,858,603)	12,595
(31)	Coffee C Future	Deutsche Bank	May-22	(2,643,298)	(43,120)
(24)	JPY/USD	Deutsche Bank	Jun-22	(2,453,360)	54,000
(2)	10 year Japanese Government Bond	Deutsche Bank	Jun-22	(2,201,359)	(122)
(24)	GBP/USD	Deutsche Bank	Jun-22	(1,979,340)	(4,781)
(8)	Eurodollar	Deutsche Bank	Dec-24	(1,941,008)	9,158
(7)	Copper Grade A Future	Deutsche Bank	May-22	(1,846,548)	(78,216)
(6)	3 month Euro (EURIBOR)	Deutsche Bank	Dec-23	(1,736,239)	11,163
(7)	Copper Grade A Future	Deutsche Bank	Apr-22	(1,723,937)	(102,152)
(13)	5 year US Treasury Notes	Deutsche Bank	Jun-22	(1,501,479)	8,178
(6)	2 year US Treasury Notes	Deutsche Bank	Jun-22	(1,221,063)	4,457
(9)	CHF/USD	Deutsche Bank	Jun-22	(1,210,871)	(10,302)
(8)	10 year US Treasury Notes	Deutsche Bank	Jun-22	(1,029,923)	13,044
(3)	E-Mini Nasdaq-100	Deutsche Bank	Jun-22	(1,014,943)	(48,577)
(2)	DAX Index Future	Deutsche Bank	Jun-22	(923,837)	(3,530)
(5)	Euro-BUND	Deutsche Bank	Jun-22	(892,044)	18,019

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

USD - U.S. Dollar

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

13

AXS Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Single CTA Program Total Return Swap Top 50 Holdings1

FUTURES CONTRACTS

Number of Long Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
5	Candian $ Currency Future	Morgan Stanley	Jun-22	$411,663	$6,453
4	AUD/USD Currency Future	Morgan Stanley	Jun-22	303,629	4,003
1	90-Day Bank Bill	Morgan Stanley	Jun-22	200,762	(169)
2	GBP Currency Future	Morgan Stanley	Jun-22	155,110	179
1	Soybean Future	Morgan Stanley	May-22	87,386	(3,287)
1	Soybean Future	Morgan Stanley	Jul-22	86,292	713
3	Mexican Peso Future	Morgan Stanley	Jun-22	80,514	5,163

Number of Short Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
(8)	Euro Fx Currency Future	Morgan Stanley	Jun-22	$(1,050,338)	$(2,511)
(9)	JPN Yen Currency Future	Morgan Stanley	Jun-22	(974,144)	33,608
(1)	JPN 10Yr Bond (Ose)	Morgan Stanley	Jun-22	(664,022)	(244)
(3)	Us 2Yr Note (Cbt)	Morgan Stanley	Jun-22	(572,184)	6,438
(2)	90 Day Euro Future	Morgan Stanley	Mar-24	(393,174)	3,331
(1)	90 Day Euro Future	Morgan Stanley	Jun-24	(327,949)	2,916
(1)	90 Day Euro Future	Morgan Stanley	Dec-23	(327,274)	3,615
(1)	90 Day Euro Future	Morgan Stanley	Sep-23	(326,970)	2,771
(1)	90 Day Euro Future	Morgan Stanley	Dec-24	(262,710)	1,743
(1)	90 Day Euro Future	Morgan Stanley	Sep-24	(262,548)	2,179
(2)	Euro-Schatz Future	Morgan Stanley	Jun-22	(231,525)	1,023
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Jun-24	(221,115)	1,996
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Dec-23	(221,092)	2,702
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Mar-24	(221,070)	2,527
(1)	90 Day Euro Future	Morgan Stanley	Mar-25	(197,235)	1,088
(1)	90 Day Euro Future	Morgan Stanley	Jun-23	(196,162)	2,608
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Dec-24	(173,873)	1,225
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Sep-24	(173,767)	1,442
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Jun-24	(173,572)	670
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Mar-24	(173,324)	1,638
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Dec-23	(173,075)	2,068
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Sep-23	(172,951)	1,522
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Jun-23	(172,951)	2,064
(1)	US 5Yr Note (Cbt)	Morgan Stanley	Jun-22	(154,832)	3,907
(1)	Euro-Bobl Future	Morgan Stanley	Jun-22	(153,948)	2,078
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Jun-23	(147,798)	1,372
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Sep-23	(147,499)	654
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Dec-24	(147,440)	1,417
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Sep-24	(147,425)	1,151
(1)	Long Gilt Future	Morgan Stanley	Jun-22	(129,000)	1,143
(2)	Australian 3Yr Bond Future	Morgan Stanley	Jun-22	(118,130)	1,500
(1)	CAN 10Yr Bond Future	Morgan Stanley	Jun-22	(112,786)	2,783
(1)	Australian 10Yr Bond Future	Morgan Stanley	Jun-22	(98,088)	4,290
(1)	Euro-Bund Future	Morgan Stanley	Jun-22	(94,775)	3,170
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Mar-25	(86,981)	448
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Dec-22	(86,768)	297
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Mar-23	(86,582)	985
(1)	Hang Seng Index Future	Morgan Stanley	Apr-22	(75,796)	(1,027)
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Mar-23	(74,145)	475
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Mar-15	(73,727)	688
(1)	CHF Currency Future	Morgan Stanley	Jun-22	(73,379)	(889)
(1)	US 10Yr Note (Cbt)	Morgan Stanley	Jun-22	(66,355)	2,175
(1)	90 Day Euro Future	Morgan Stanley	Dec-12	(65,705)	1,007

AUD - Australian Dollar

GBP - British Pound

CAN - Canadian Dollar

CHF - Swiss Franc

JPN - Japanese Yen

USD - United States Dollar

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

14

AXS Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Alphas Managed Accounts Platform XV Limited Portfolio Top 50 Holdings1

FUTURES CONTRACTS

Number of Long Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
10	WTI Crude Future	Morgan Stanley	Aug-22	$950,520	$293
1	Dax Index Future	Morgan Stanley	Jun-22	405,733	(5,201)
3	CHF Currency Future	Morgan Stanley	Jun-22	403,338	4,317
1	Topix Index Future	Morgan Stanley	Jun-22	193,950	575
2	Canadian $ Currency Future	Morgan Stanley	Jun-22	158,040	2,138
4	Soybean Oil Future	Morgan Stanley	Dec-22	156,936	(4,443)
2	AUD/USD Currency Future	Morgan Stanley	Jun-22	150,210	(281)
4	Corn Future	Morgan Stanley	Jul-22	141,200	5,445
1	Coffee C Future	Morgan Stanley	May-22	85,009	(107)
1	Soybean Future	Morgan Stanley	May-22	83,800	(2,880)
1	Soybean Future	Morgan Stanley	Jul-22	82,450	(2,532)
1	GBP Currency Future	Morgan Stanley	Jun-22	82,069	2
1	GBP Currency Future	Morgan Stanley	Apr-22	74,697	(797)
1	Cotton No.2 Future	Morgan Stanley	May-22	60,420	7,426
1	Natural Gas Future	Morgan Stanley	May-22	52,100	4,343
1	Cotton No.2 Future	Morgan Stanley	Dec-22	52,060	3,579
1	Wheat Future (Cbt)	Morgan Stanley	Sep-22	50,550	(1,095)

Number of Short Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
(10)	WTI Crude Future	Morgan Stanley	Jul-22	$(974,110)	$5,319
(6)	Long Gilt Future	Morgan Stanley	Jun-22	(951,820)	(1,046)
(4)	CAN 10Yr Bond Future	Morgan Stanley	Jun-22	(416,056)	(1,735)
(1)	Nasdaq 100 E-Mini	Morgan Stanley	Jun-22	(295,857)	(1,518)
(1)	S&P500 Emini Future	Morgan Stanley	Jun-22	(227,359)	821
(2)	JPN Yen Curr Future	Morgan Stanley	Jun-22	(210,675)	4,735
(3)	New Zealand $ Future	Morgan Stanley	Jun-22	(206,190)	(1,528)
(4)	Soybean Oil Future	Morgan Stanley	Jul-22	(170,352)	5,624
(1)	Euro Fx Currency Future	Morgan Stanley	Jun-22	(139,038)	298
(4)	Corn Future	Morgan Stanley	Sep-22	(132,400)	(6,806)
(3)	Soybean Oil Future	Morgan Stanley	May-22	(131,484)	5,590
(1)	E-Mini Russ 2000	Morgan Stanley	Jun-22	(103,836)	515
(1)	FTSE 100 Index Future	Morgan Stanley	Jun-22	(96,609)	(1,462)
(1)	Soybean Future	Morgan Stanley	Nov-22	(73,600)	2,551
(1)	Cotton No.2 Future	Morgan Stanley	Jul-22	(59,775)	(6,259)
(1)	Wheat Future (Cbt)	Morgan Stanley	Jul-22	(51,200)	1,076
(1)	Cocoa Future	Morgan Stanley	May-22	(25,579)	(921)

AUD - Australian Dollar

GBP - British Pounds

CAN - Canadian Dollar

CHF - Swiss Franc

JPN - Japanese Yen

USD - United States Dollar

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket. This basket contains only 34 investments.

See accompanying Notes to Consolidated Financial Statements.

15

AXS Managed Futures Strategy Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Security Type	Percent of Total Net Assets
Short-Term Investments	14.7%
Total Investments	14.7%
Other Assets in Excess of Liabilities	85.3%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

16

AXS Multi-Strategy Alternatives Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 66.5%
	AEROSPACE/DEFENSE — 1.6%
1,085	Curtiss-Wright Corp.	$162,923
235	Northrop Grumman Corp.	105,097
		268,020
	APPAREL — 1.6%
1,900	PVH Corp.	145,559
3,435	Tapestry, Inc.	127,610
		273,169
	AUTO MANUFACTURERS — 1.9%
515	Cummins, Inc.	105,632
190	Tesla, Inc.*	204,744
		310,376
	AUTO PARTS & EQUIPMENT — 1.1%
4,600	BorgWarner, Inc.	178,940

	BANKS — 4.5%
9,600	First BanCorp/Puerto Rico[1]	125,952
5,395	Hanmi Financial Corp.	132,771
10,180	Old Second Bancorp, Inc.	147,712
6,645	PCB Bancorp	152,503
3,045	Regions Financial Corp.	67,782
660	Western Alliance Bancorp	54,661
1,035	Zions Bancorp N.A.	67,854
		749,235
	BIOTECHNOLOGY — 1.9%
170	Bio-Rad Laboratories, Inc. - Class A*	95,749
2,305	Corteva, Inc.	132,491
1,515	Gilead Sciences, Inc.	90,067
		318,307
	BUILDING MATERIALS — 1.0%
1,955	Boise Cascade Co.	135,814
400	Builders FirstSource, Inc.*	25,816
		161,630
	CHEMICALS — 1.7%
1,240	CF Industries Holdings, Inc.	127,794
1,695	Mosaic Co.	112,718
800	Olin Corp.	41,824
		282,336
17

AXS Multi-Strategy Alternatives Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	COMMERCIAL SERVICES — 1.8%
105	Avis Budget Group, Inc.*	$27,646
2,795	Heidrick & Struggles International, Inc.	110,626
11,385	Perdoceo Education Corp.*	130,700
80	United Rentals, Inc.*	28,417
		297,389
	COMPUTERS — 2.4%
995	Apple, Inc.	173,737
4,530	Western Digital Corp.*	224,914
		398,651
	DIVERSIFIED FINANCIAL SERVICES — 3.4%
520	Ameriprise Financial, Inc.	156,187
520	Capital One Financial Corp.	68,271
3,395	Enova International, Inc.*	128,908
2,215	Jefferies Financial Group, Inc.	72,763
15,280	Medallion Financial Corp.	129,880
		556,009
	ELECTRONICS — 1.6%
960	Garmin Ltd.[1]	113,866
7,310	Knowles Corp.*	157,384
		271,250
	ENTERTAINMENT — 0.8%
1,560	Monarch Casino & Resort, Inc.*	136,079

	FOREST PRODUCTS & PAPER — 0.9%
5,230	Schweitzer-Mauduit International, Inc.	143,825

	HEALTHCARE-PRODUCTS — 2.4%
24,980	Co-Diagnostics, Inc.*	154,377
1,870	Hologic, Inc.*	143,653
445	ResMed, Inc.	107,917
		405,947
	HEALTHCARE-SERVICES — 2.9%
315	Chemed Corp.	159,563
2,430	Fulgent Genetics, Inc.*	151,656
375	Humana, Inc.	163,189
		474,408
	HOME BUILDERS — 0.7%
2,025	Century Communities, Inc.	108,479
18

AXS Multi-Strategy Alternatives Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INSURANCE — 3.2%
255	Everest Re Group Ltd.[1]	$76,852
1,060	Hanover Insurance Group, Inc.	158,491
1,945	Hartford Financial Services Group, Inc.	139,671
2,205	MetLife, Inc.	154,967
		529,981
	INTERNET — 7.3%
195	Alphabet, Inc. - Class A*	542,363
55	Amazon.com, Inc.*	179,297
1,130	Baidu, Inc. - ADR*,1	149,499
430	Meta Platforms, Inc. - Class A*	95,615
305	Netflix, Inc.*	114,250
3,410	Twitter, Inc.*	131,933
		1,212,957
	IRON/STEEL — 1.1%
1,385	Cleveland-Cliffs, Inc.*	44,611
290	Nucor Corp.	43,108
505	Steel Dynamics, Inc.	42,132
1,185	United States Steel Corp.	44,722
		174,573
	MACHINERY-CONSTRUCTION & MINING — 1.0%
3,930	Argan, Inc.	159,519

	MACHINERY-DIVERSIFIED — 0.2%
100	Deere & Co.	41,546

	MISCELLANEOUS MANUFACTURING — 0.8%
540	Carlisle Cos., Inc.	132,797

	OIL & GAS — 4.2%
1,770	APA Corp.	73,154
840	ConocoPhillips	84,000
1,200	Devon Energy Corp.	70,956
1,180	Diamondback Energy, Inc.	161,754
725	EOG Resources, Inc.	86,442
9,020	Marathon Oil Corp.	226,492
		702,798
	PACKAGING & CONTAINERS — 0.8%
2,860	Westrock Co.	134,506

	PHARMACEUTICALS — 1.6%
5,580	Corcept Therapeutics, Inc.*	125,662

19

AXS Multi-Strategy Alternatives Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PHARMACEUTICALS (Continued)
480	Eli Lilly & Co.	$137,457
		263,119
	REITS — 2.4%
520	Essex Property Trust, Inc. - REIT	179,650
630	SBA Communications Corp. - REIT	216,783
		396,433
	RETAIL — 1.7%
1,675	BlueLinx Holdings, Inc.*	120,399
5,275	Shoe Carnival, Inc.	153,819
		274,218
	SEMICONDUCTORS — 3.3%
1,705	Axcelis Technologies, Inc.*	128,779
40,860	EMCORE Corp.*	151,182
375	KLA Corp.	137,273
8,150	Photronics, Inc.*	138,305
		555,539
	SOFTWARE — 3.0%
1,150	Microsoft Corp.	354,557
6,655	NextGen Healthcare, Inc.*	139,156
		493,713
	TELECOMMUNICATIONS — 1.1%
4,995	Juniper Networks, Inc.	185,614

	TRANSPORTATION — 2.6%
1,875	ArcBest Corp.	150,937
6,890	Covenant Logistics Group, Inc.	148,342
1,100	Matson, Inc.	132,682
		431,961
	TOTAL COMMON STOCKS
	(Cost $11,132,712)	11,023,324
	EXCHANGE-TRADED FUNDS — 18.4%
2,495	Aberdeen Bloomberg All Commodity Strategy K-1 Free ETF – ETF	71,657
1,200	Aberdeen Palladium ETF Trust - ETF*	250,680
5,230	Direxion Daily S&P 500 Bull 3X – ETF	626,554
8,800	Energy Select Sector SPDR Fund – ETF	672,672
15,360	Financial Select Sector SPDR Fund – ETF	588,595
850	Invesco KBW Bank ETF	54,179
4,035	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	71,177
675	iShares U.S. Home Construction ETF - ETF	40,001
20

AXS Multi-Strategy Alternatives Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
9,840	ProShares UltraPro S&P 500 - ETF	$626,119
415	Vaneck Agribusiness ETF	43,384
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $2,205,519)	3,045,018

	SHORT-TERM INVESTMENTS— 14.8%
2,450,844	Fidelity Investments Money Market Government Portfolio - Class I, 0.12%[2,3]	2,450,844
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,450,844)	2,450,844

	TOTAL INVESTMENTS — 99.7%
	(Cost $15,789,075)	16,519,186
	Other Assets in Excess of Liabilities — 0.3%	53,474
	TOTAL NET ASSETS — 100.0%	$16,572,660

ADR – American Depository Receipt

REIT – Real Estate Investment Trusts

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of March 31, 2022, the aggregate value of those securities was $2,246,867, representing 13.6% of net assets.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

21

AXS Multi-Strategy Alternatives Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Cowen Financial Product - AXS Multi-Strat Long	Receive	OBRF01*	Monthly	8/31/2022	$3,307,839	$-	$133,759
Cowen	Cowen Financial Product - AXS Multi-Strat Short	Pay	OBRF01*	Monthly	8/31/2022	(3,294,453)	-	(67,374)
TOTAL EQUITY SWAP CONTRACTS								$66,385

*	OBFR01 - Overnight Bank Funding Rate, 0.32% as of March 31, 2022.

Equity Swap Top 50 Holdings^

Cowen Financial Product - AXS Multi-Strat Long	EQUITIES

Number of Shares	Description	Notional Value	Percentage of Equity Swap's Notional Amount
3,045	Invesco QQQ Trust Series 1 ETF	$1,103,934	33.37%
3,180	SPDR Dow Jones Industrial Average ETF	1,102,919	33.34%
5,280	iShares S&P 100 ETF	1,100,986	33.29%

Cowen Financial Product - AXS Multi-Strat Short	EQUITIES

Number of Shares	Description	Notional Value	Percentage of Equity Swap's Notional Amount
(6,995)	Invesco S&P 500 Equal Weight ETF	$(1,103,182)	33.49%
(2,235)	SPDR S&P MidCap 400 ETF	(1,096,156)	33.27%
(5,335)	iShares Russell 2000 ETF	(1,095,115)	33.24%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket. This basket contains only 6 investments.

See accompanying Notes to Consolidated Financial Statements.

22

AXS Multi-Strategy Alternatives Fund
SUMMARY OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Internet	7.3%
Banks	4.5%
Oil & Gas	4.2%
Diversified Financial Services	3.4%
Semiconductors	3.3%
Insurance	3.2%
Software	3.0%
Healthcare-Services	2.9%
Transportation	2.6%
Computers	2.4%
Healthcare-Products	2.4%
REITS	2.4%
Auto Manufacturers	1.9%
Biotechnology	1.9%
Commercial Services	1.8%
Chemicals	1.7%
Retail	1.7%
Pharmaceuticals	1.6%
Apparel	1.6%
Aerospace/Defense	1.6%
Electronics	1.6%
Iron/Steel	1.1%
Auto Parts & Equipment	1.1%
Telecommunications	1.1%
Machinery-Construction & Mining	1.0%
Building Materials	1.0%
Forest Products & Paper	0.9%
Miscellaneous Manufacturing	0.8%
Packaging & Containers	0.8%
Entertainment	0.8%
Home Builders	0.7%
Machinery-Diversified	0.2%
Total Common Stocks	66.5%
Exchange-Traded Funds	18.4%
Short-Term Investments	14.8%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

23

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 89.0%
	ADVERTISING — 1.9%
	Clear Channel Outdoor Holdings, Inc.
$27,000	7.750%, 4/15/2028[1,2]	$27,135

	AEROSPACE/DEFENSE — 0.7%
	Triumph Group, Inc.
8,000	8.875%, 6/1/2024[1,2]	8,449
2,000	6.250%, 9/15/2024[1,2]	1,989
		10,438
	AIRLINES — 3.5%
	American Airlines, Inc.
33,000	11.750%, 7/15/2025[2]	38,519
	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
12,000	5.750%, 1/20/2026[1,2,3]	12,007
		50,526
	AUTO PARTS & EQUIPMENT — 2.9%
	American Axle & Manufacturing, Inc.
9,000	6.875%, 7/1/2028[1]	8,960
	Clarios Global LP
12,000	6.750%, 5/15/2025[1,2,3]	12,426
	Tenneco, Inc.
20,000	5.375%, 12/15/2024[1]	19,707
		41,093
	BUILDING MATERIALS — 1.8%
	CP Atlas Buyer, Inc.
18,000	7.000%, 12/1/2028[1,2]	15,348
	Koppers, Inc.
11,000	6.000%, 2/15/2025[1,2]	10,780
		26,128
	CHEMICALS — 8.0%
	CVR Partners LP / CVR Nitrogen Finance Corp.
8,000	6.125%, 6/15/2028[1,2]	7,998
	GPD Cos., Inc.
24,000	10.125%, 4/1/2026[1,2]	24,960
	Innophos Holdings, Inc.
15,000	9.375%, 2/15/2028[1,2]	15,900
	Iris Holdings, Inc.
5,000	8.750%, 2/15/2026[1,2]	5,000
	Polar U.S. Borrower LLC / Schenectady International Group, Inc.
19,000	6.750%, 5/15/2026[1,2]	16,197
	Rayonier AM Products, Inc.
27,000	7.625%, 1/15/2026[1,2]	26,730
24

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CHEMICALS (Continued)
	Venator Finance Sarl / Venator Materials LLC
$17,000	9.500%, 7/1/2025[1,2,3]	$17,765
		114,550
	COMMERCIAL SERVICES — 1.5%
	Alta Equipment Group, Inc.
9,000	5.625%, 4/15/2026[1,2]	8,554
	Prime Security Services Borrower LLC / Prime Finance, Inc.
8,000	5.250%, 4/15/2024[2]	8,180
	WASH Multifamily Acquisition, Inc.
5,000	5.750%, 4/15/2026[1,2]	5,013
		21,747
	COMPUTERS — 2.5%
	NCR Corp.
6,000	5.750%, 9/1/2027[1,2]	6,000
	Unisys Corp.
12,000	6.875%, 11/1/2027[1,2]	12,537
	Virtusa Corp.
19,000	7.125%, 12/15/2028[1,2]	17,670
		36,207
	DISTRIBUTION/WHOLESALE — 1.3%
	BCPE Empire Holdings, Inc.
20,000	7.625%, 5/1/2027[1,2]	18,769

	DIVERSIFIED FINANCIAL SERVICES — 3.3%
	LFS Topco LLC
13,000	5.875%, 10/15/2026[1,2]	12,188
	Nationstar Mortgage Holdings, Inc.
15,000	6.000%, 1/15/2027[1,2]	15,264
	OneMain Finance Corp.
8,000	5.625%, 3/15/2023	8,128
12,000	6.125%, 3/15/2024[1]	12,300
		47,880
	ENGINEERING & CONSTRUCTION — 2.7%
	Artera Services LLC
23,000	9.033%, 12/4/2025[1,2]	22,713
	Railworks Holdings LP / Railworks Rally, Inc.
15,000	8.250%, 11/15/2028[1,2]	15,402
		38,115
25

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENTERTAINMENT — 1.8%
	Cinemark USA, Inc.
$7,000	5.875%, 3/15/2026[1,2]	$6,842
16,000	5.250%, 7/15/2028[1,2]	14,800
	Powdr Corp.
4,000	6.000%, 8/1/2025[1,2]	4,090
		25,732
	FOOD — 1.3%
	H-Food Holdings LLC / Hearthside Finance Co., Inc.
19,000	8.500%, 6/1/2026[1,2]	18,192

	HEALTHCARE-SERVICES — 6.9%
	Cano Health LLC
12,000	6.250%, 10/1/2028[1,2]	11,520
	CHS/Community Health Systems, Inc.
20,000	8.000%, 3/15/2026[1,2]	20,829
	ModivCare, Inc.
16,000	5.875%, 11/15/2025[1,2]	16,160
	RP Escrow Issuer LLC
15,000	5.250%, 12/15/2025[1,2]	14,647
	Select Medical Corp.
15,000	6.250%, 8/15/2026[1,2]	15,494
	Tenet Healthcare Corp.
4,000	4.625%, 7/15/2024[1]	4,017
	U.S. Acute Care Solutions LLC
16,000	6.375%, 3/1/2026[1,2]	15,800
		98,467
	HOME BUILDERS — 2.8%
	New Home Co., Inc.
41,000	7.250%, 10/15/2025[1,2]	39,640

	INTERNET — 1.3%
	Uber Technologies, Inc.
18,000	8.000%, 11/1/2026[1,2]	19,129

	IRON/STEEL — 1.3%
	TMS International Corp.
20,000	6.250%, 4/15/2029[1,2]	19,000

	LEISURE TIME — 1.6%
	Carnival Corp.
18,000	7.625%, 3/1/2026[1,2,3]	18,138

26

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	LEISURE TIME (Continued)
	Royal Caribbean Cruises Ltd.
$5,000	5.500%, 8/31/2026[1,2,3]	$4,818
		22,956
	LODGING — 0.1%
	Marriott Ownership Resorts, Inc.
2,000	6.125%, 9/15/2025[1,2]	2,050

	MACHINERY-CONSTRUCTION & MINING — 0.7%
	Manitowoc Co., Inc.
9,000	9.000%, 4/1/2026[1,2]	9,384

	MACHINERY-DIVERSIFIED — 0.8%
	Titan Acquisition Ltd. / Titan Co.-Borrower LLC
11,000	7.750%, 4/15/2026[1,2,3]	10,945

	MEDIA — 15.0%
	Audacy Capital Corp.
14,000	6.500%, 5/1/2027[1,2]	13,175
34,000	6.750%, 3/31/2029[1,2]	31,752
	CCO Holdings LLC / CCO Holdings Capital Corp.
20,000	5.500%, 5/1/2026[1,2]	20,306
	Cengage Learning, Inc.
29,000	9.500%, 6/15/2024[1,2]	28,927
	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
13,000	5.875%, 8/15/2027[1,2]	12,796
	DISH DBS Corp.
10,000	7.375%, 7/1/2028[1]	9,475
	Gannett Holdings LLC
21,000	6.000%, 11/1/2026[1,2]	20,317
	iHeartCommunications, Inc.
18,000	8.375%, 5/1/2027[1]	18,630
	McGraw-Hill Education, Inc.
10,000	5.750%, 8/1/2028[1,2]	9,538
	Townsquare Media, Inc.
40,000	6.875%, 2/1/2026[1,2]	41,194
	Univision Communications, Inc.
8,000	6.625%, 6/1/2027[1,2]	8,380
		214,490
	METAL FABRICATE/HARDWARE — 0.9%
	Park-Ohio Industries, Inc.
15,000	6.625%, 4/15/2027[1]	12,562
27

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MISCELLANEOUS MANUFACTURING — 3.4%
	FXI Holdings, Inc.
$9,000	7.875%, 11/1/2024[1,2]	$8,964
27,000	12.250%, 11/15/2026[1,2]	29,202
	LSB Industries, Inc.
10,000	6.250%, 10/15/2028[1,2]	10,163
		48,329
	PACKAGING & CONTAINERS — 3.6%
	LABL, Inc.
10,000	6.750%, 7/15/2026[1,2]	9,887
	Mauser Packaging Solutions Holding Co.
18,000	8.500%, 4/15/2024[1,2]	18,315
23,000	7.250%, 4/15/2025[1,2]	22,796
		50,998
	PHARMACEUTICALS — 1.2%
	AdaptHealth LLC
12,000	6.125%, 8/1/2028[1,2]	11,910
	Bausch Health Americas, Inc.
5,000	8.500%, 1/31/2027[1,2]	4,996
		16,906
	REITS — 1.8%
	Apollo Commercial Real Estate Finance, Inc.
10,000	5.375%, 10/15/2023[4]	9,950
	iStar, Inc.
14,000	4.750%, 10/1/2024[1]	14,114
	Starwood Property Trust, Inc.
2,000	3.750%, 12/31/2024[1,2]	1,950
		26,014
	RETAIL — 2.9%
	Dave & Buster's, Inc.
13,000	7.625%, 11/1/2025[1,2]	13,678
	Guitar Center, Inc.
12,000	8.500%, 1/15/2026[1,2]	12,244
	LSF9 Atlantis Holdings LLC / Victra Finance Corp.
16,000	7.750%, 2/15/2026[1,2]	15,465
		41,387
	SEMICONDUCTORS — 0.7%
	Amkor Technology, Inc.
10,000	6.625%, 9/15/2027[1,2]	10,330
28

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	SOFTWARE — 3.1%
	Rocket Software, Inc.
$25,000	6.500%, 2/15/2029[1,2]	$22,688
	SS&C Technologies, Inc.
7,000	5.500%, 9/30/2027[1,2]	7,083
	Veritas US, Inc. / Veritas Bermuda Ltd.
15,000	7.500%, 9/1/2025[1,2]	14,241
		44,012
	TELECOMMUNICATIONS — 7.7%
	Avaya, Inc.
23,000	6.125%, 9/15/2028[1,2]	22,682
	CommScope Technologies LLC
18,000	6.000%, 6/15/2025[1,2]	17,190
	Level 3 Financing, Inc.
20,000	5.375%, 5/1/2025[1]	20,190
	Lumen Technologies, Inc.
20,000	6.750%, 12/1/2023	20,767
	Sprint Corp.
20,000	7.875%, 9/15/2023	21,250
	Viasat, Inc.
9,000	5.625%, 4/15/2027[1,2]	8,865
		110,944
	TOTAL CORPORATE BONDS
	(Cost $1,297,381)	1,274,055

Number of Shares
	MEDIUM TERM NOTES — 0.4%
	DIVERSIFIED FINANCIAL SERVICES — 0.4%
5,000	Navient Corp.	5,062
	TOTAL MEDIUM TERM NOTES
	(Cost $5,043)	5,062
29

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS — 11.1%
$159,350	UMB Bank demand deposit, 0.01%[5]	$159,350
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $159,350)	159,350

	TOTAL INVESTMENTS — 100.5%
	(Cost $1,461,774)	1,438,467
	Liabilities in Excess of Other Assets — (0.5)%	(7,446)
	TOTAL NET ASSETS — 100.0%	$1,431,021

LP – Limited Partnership

LLC – Limited Liability Company

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,094,005, which represents 76.5% of total net assets of the Fund.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Convertible security.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

30

AXS Sustainable Income Fund
SUMMARY OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Corporate Bonds
Media	15.0%
Chemicals	8.0%
Telecommunications	7.7%
Healthcare-Services	6.9%
Packaging & Containers	3.6%
Airlines	3.5%
Miscellaneous Manufacturing	3.4%
Diversified Financial Services	3.3%
Software	3.1%
Auto Parts & Equipment	2.9%
Retail	2.9%
Home Builders	2.8%
Engineering & Construction	2.7%
Computers	2.5%
Advertising	1.9%
REITS	1.8%
Entertainment	1.8%
Building Materials	1.8%
Leisure Time	1.6%
Commercial Services	1.5%
Internet	1.3%
Food	1.3%
Iron/Steel	1.3%
Distribution/Wholesale	1.3%
Pharmaceuticals	1.2%
Metal Fabricate/Hardware	0.9%
Machinery-Diversified	0.8%
Machinery-Construction & Mining	0.7%
Aerospace/Defense	0.7%
Semiconductors	0.7%
Lodging	0.1%
Total Corporate Bonds	89.0%
Medium Term Notes
Diversified Financial Services	0.4%
Total Medium Term Notes	0.4%
Short-Term Investments	11.1%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

31

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.8%
	AEROSPACE/DEFENSE — 2.2%
795	Boeing Co.*	$152,242
374	Lockheed Martin Corp.	165,084
2,037	Raytheon Technologies Corp.	201,806
		519,132
	AGRICULTURE — 1.3%
1,868	Altria Group, Inc.	97,603
524	Archer-Daniels-Midland Co.	47,296
1,614	Philip Morris International, Inc.	151,619
		296,518
	APPAREL — 0.6%
966	NIKE, Inc. - Class B	129,985
	AUTO MANUFACTURERS — 3.3%
2,992	Ford Motor Co.	50,595
973	General Motors Co.*	42,559
617	Tesla, Inc.*,1	664,879
		758,033
	BANKS — 5.2%
5,978	Bank of America Corp.	246,413
1,668	Citigroup, Inc.	89,071
270	Goldman Sachs Group, Inc.	89,127
2,414	JPMorgan Chase & Co.	329,076
1,164	Morgan Stanley	101,734
341	PNC Financial Services Group, Inc.	62,897
1,078	Truist Financial Corp.	61,123
1,100	U.S. Bancorp	58,465
3,313	Wells Fargo & Co.	160,548
		1,198,454
	BEVERAGES — 2.7%
4,283	Coca-Cola Co.	265,546
182	Constellation Brands, Inc. - Class A	41,918
969	Keurig Dr Pepper, Inc.	36,725
384	Monster Beverage Corp.*	30,682
1,507	PepsiCo, Inc.	252,242
		627,113
	BIOTECHNOLOGY — 0.5%
263	Amgen, Inc.	63,599
809	Corteva, Inc.	46,501
		110,100
32

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	BUILDING MATERIALS — 0.3%
92	Martin Marietta Materials, Inc.	$35,410
205	Vulcan Materials Co.	37,658
		73,068
	CHEMICALS — 3.6%
344	Air Products and Chemicals, Inc.	85,969
196	Albemarle Corp.	43,345
1,153	Dow, Inc.	73,469
878	DuPont de Nemours, Inc.	64,603
422	Ecolab, Inc.	74,508
252	International Flavors & Fragrances, Inc.	33,095
867	Linde PLC[2]	276,946
331	LyondellBasell Industries N.V. - Class A2	34,034
378	PPG Industries, Inc.	49,545
401	Sherwin-Williams Co.	100,098
		835,612
	COMMERCIAL SERVICES — 1.3%
218	Moody's Corp.	73,555
804	PayPal Holdings, Inc.*	92,983
324	S&P Global, Inc.	132,898
		299,436
	COMPUTERS — 5.3%
449	Accenture PLC[2]	151,416
5,714	Apple, Inc.[1]	997,722
604	International Business Machines Corp.	78,532
		1,227,670
	COSMETICS/PERSONAL CARE — 2.3%
921	Colgate-Palmolive Co.	69,840
253	Estee Lauder Cos., Inc. - Class A	68,897
2,648	Procter & Gamble Co.[1]	404,614
		543,351
	DIVERSIFIED FINANCIAL SERVICES — 3.8%
518	American Express Co.	96,866
109	BlackRock, Inc.	83,295
1,357	Charles Schwab Corp.	114,409
263	CME Group, Inc.	62,557
452	Intercontinental Exchange, Inc.	59,718
588	Mastercard, Inc. - Class A	210,139
1,144	Visa, Inc. - Class A	253,705
		880,689

33

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRIC — 1.9%
334	American Electric Power Co., Inc.	$33,323
239	Consolidated Edison, Inc.	22,629
562	Dominion Energy, Inc.	47,753
508	Duke Energy Corp.	56,723
618	Exelon Corp.	29,436
1,368	NextEra Energy, Inc.	115,883
341	Public Service Enterprise Group, Inc.	23,870
180	Sempra Energy	30,262
700	Southern Co.	50,757
313	Xcel Energy, Inc.	22,589
		433,225
	ELECTRONICS — 0.8%
935	Honeywell International, Inc.	181,932
	ENERGY-ALTERNATE SOURCES — 0.1%
112	Enphase Energy, Inc.*	22,599
	ENVIRONMENTAL CONTROL — 0.4%
567	Waste Management, Inc.	89,870
	FOOD — 0.8%
657	General Mills, Inc.	44,492
1,523	Mondelez International, Inc.	95,614
556	Sysco Corp.	45,397
		185,503
	HEALTHCARE-PRODUCTS — 1.8%
929	Abbott Laboratories	109,957
349	Danaher Corp.	102,372
701	Medtronic PLC[2]	77,776
205	Thermo Fisher Scientific, Inc.	121,083
		411,188
	HEALTHCARE-SERVICES — 1.3%
120	Anthem, Inc.	58,946
466	UnitedHealth Group, Inc.	237,646
		296,592
	HOUSEHOLD PRODUCTS/WARES — 0.2%
347	Kimberly-Clark Corp.	42,737
	INSURANCE — 4.2%
2,397	Berkshire Hathaway, Inc.*,1	845,926
329	Chubb Ltd.[2]	70,373

34

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INSURANCE (Continued)
379	Marsh & McLennan Cos., Inc.	$64,589
		980,888
	INTERNET — 10.7%
348	Alphabet, Inc. - Class A*,1	967,910
306	Amazon.com, Inc.*,1	997,545
31	Booking Holdings, Inc.*	72,802
1,533	Meta Platforms, Inc. *	340,878
277	Netflix, Inc.*	103,761
		2,482,896
	IRON/STEEL — 0.3%
413	Nucor Corp.	61,392
	LODGING — 0.2%
220	Marriott International, Inc. - Class A*	38,665
	MACHINERY-CONSTRUCTION & MINING — 0.7%
737	Caterpillar, Inc.	164,218
	MACHINERY-DIVERSIFIED — 0.7%
380	Deere & Co.	157,875
	MEDIA — 1.6%
35	Charter Communications, Inc. - Class A*	19,093
3,453	Comcast Corp. - Class A	161,670
162	Liberty Global PLC*,2	4,133
1,371	Walt Disney Co.*	188,046
		372,942
	MINING — 0.9%
2,442	Freeport-McMoRan, Inc.	121,465
1,249	Newmont Corp.	99,233
		220,698
	MISCELLANEOUS MANUFACTURING — 1.7%
785	3M Co.	116,871
510	Eaton Corp. PLC[2]	77,398
1,277	General Electric Co.	116,845
361	Illinois Tool Works, Inc.	75,593
		386,707
	OIL & GAS — 4.4%
1,679	Chevron Corp.	273,392
1,106	ConocoPhillips	110,600

35

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	OIL & GAS (Continued)
529	Devon Energy Corp.	$31,280
144	Diamondback Energy, Inc.	19,739
404	EOG Resources, Inc.	48,169
3,674	Exxon Mobil Corp.	303,436
216	Hess Corp.	23,121
527	Marathon Petroleum Corp.	45,058
819	Occidental Petroleum Corp.	46,470
372	Phillips 66	32,137
211	Pioneer Natural Resources Co.	52,756
337	Valero Energy Corp.	34,219
		1,020,377
	OIL & GAS SERVICES — 0.4%
578	Baker Hughes Co.	21,045
741	Halliburton Co.	28,061
1,228	Schlumberger N.V.[2]	50,729
		99,835
	PACKAGING & CONTAINERS — 0.2%
497	Ball Corp.	44,730
	PHARMACEUTICALS — 4.4%
926	AbbVie, Inc.	150,114
1,163	Bristol-Myers Squibb Co.	84,934
688	CVS Health Corp.	69,632
414	Eli Lilly & Co.	118,557
1,377	Johnson & Johnson	244,046
161	McKesson Corp.	49,287
1,324	Merck & Co., Inc.	108,634
2,932	Pfizer, Inc.	151,790
246	Zoetis, Inc.	46,393
		1,023,387
	PIPELINES — 0.5%
221	Cheniere Energy, Inc.	30,642
1,911	Kinder Morgan, Inc.	36,137
371	ONEOK, Inc.	26,204
1,013	Williams Cos., Inc.	33,844
		126,827
	REITS — 1.0%
366	American Tower Corp. - REIT	91,947
329	Crown Castle International Corp. - REIT	60,733
559	Prologis, Inc. - REIT	90,267
		242,947

36

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RETAIL — 5.5%
15	AutoZone, Inc.*	$30,669
19	Chipotle Mexican Grill, Inc.*	30,058
331	Costco Wholesale Corp.	190,606
155	Dollar General Corp.	34,508
799	Home Depot, Inc.	239,165
529	Lowe's Cos., Inc.	106,958
561	McDonald's Corp.	138,724
52	O'Reilly Automotive, Inc.*	35,618
891	Starbucks Corp.	81,054
344	Target Corp.	73,004
917	TJX Cos., Inc.	55,552
791	Walgreens Boots Alliance, Inc.	35,413
1,551	Walmart, Inc.	230,975
		1,282,304
	SEMICONDUCTORS — 5.3%
1,112	Advanced Micro Devices, Inc.*	121,586
362	Analog Devices, Inc.	59,795
579	Applied Materials, Inc.	76,312
211	Broadcom, Inc.	132,863
2,610	Intel Corp.	129,352
770	Micron Technology, Inc.	59,975
1,573	NVIDIA Corp.[1]	429,209
765	QUALCOMM, Inc.	116,907
623	Texas Instruments, Inc.	114,308
		1,240,307
	SOFTWARE — 6.7%
321	Adobe, Inc.*	146,254
740	Fiserv, Inc.*	75,036
169	Intuit, Inc.	81,262
3,156	Microsoft Corp.[1]	973,026
1,080	Oracle Corp.	89,348
614	salesforce.com, Inc.*	130,365
123	ServiceNow, Inc.*	68,498
		1,563,789
	TELECOMMUNICATIONS — 1.3%
2,083	AT&T, Inc.	49,221
2,856	Cisco Systems, Inc.	159,251
197	T-Mobile US, Inc.*	25,285
1,196	Verizon Communications, Inc.	60,924
		294,681

37

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TRANSPORTATION — 3.1%
2,622	CSX Corp.	$98,194
311	FedEx Corp.	71,962
312	Norfolk Southern Corp.	88,989
883	Union Pacific Corp.	241,244
986	United Parcel Service, Inc. - Class B	211,458
		711,847
	VENTURE CAPITAL — 0.3%
551	Blackstone, Inc.	69,944
	TOTAL COMMON STOCKS
	(Cost $18,072,431)	21,750,063

Principal Amount
	SHORT-TERM INVESTMENTS — 2.3%
$540,256	UMB Bank Demand Deposit, 0.01%[3]	540,256
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $540,256)	540,256
	TOTAL INVESTMENTS — 96.1%
	(Cost $18,612,687)	22,290,319
	Other Assets in Excess of Liabilities — 3.9%	900,231
	TOTAL NET ASSETS — 100.0%	$23,190,550

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for swap agreement. As of March 31, 2022, the aggregate value of those securities was $3,195,986, representing 13.8% of net assets.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

38

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)

BNP Paribas	BNP Paribas Index Swap[1]	1-Month Federal Funds + 0.57%	Index Return	Monthly	4/1/22	$22,453,055	$336	$633,755
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month Federal Funds + 0.57%	Basket Return	Monthly	4/1/22	4,550,496	796	234,585
TOTAL EQUITY SWAP CONTRACTS								$868,340

[1]	The BNP Paribas Index Swap is made up of the NASDAQ 100 Total Return Index, Dow Jones Industrial Average Total Return Index, and S&P 500 Total Return Index and exposure to each index was 65.90%, (65.90)%, and 95.91%, respectively.
[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of Shares	Description	Value	Percentage of Equity Swap's Notional Amount
65	Amazon.com, Inc.	$201,115	4.42%
330	NVIDIA Corp.	176,197	3.87%
75	Alphabet, Inc. - Class A	154,689	3.40%
655	Microsoft Corp.	154,429	3.39%
1,190	Apple, Inc.	145,359	3.19%
500	Berkshire Hathaway, Inc.	127,735	2.81%
320	Meta Platforms, Inc.	94,250	2.07%
130	Tesla, Inc.	86,831	1.91%
550	Procter & Gamble Co.	74,487	1.64%
85	Sherwin-Williams Co.	62,731	1.38%
545	CSX Corp.	52,549	1.15%
240	Visa, Inc. - Class A	50,815	1.12%
180	Linde PLC	50,425	1.11%
165	Home Depot, Inc.	50,366	1.11%
1,245	Bank of America Corp.	48,169	1.06%
890	Coca-Cola Co.	46,912	1.03%
285	Johnson & Johnson	46,840	1.03%
315	PepsiCo, Inc.	44,557	0.98%
125	Mastercard, Inc. - Class A	44,506	0.98%
325	Walmart, Inc.	44,145	0.97%
765	Exxon Mobil Corp.	42,710	0.94%
195	Honeywell International, Inc.	42,329	0.93%
165	Boeing Co.	42,029	0.92%
165	PayPal Holdings, Inc.	40,069	0.88%
720	Comcast Corp. - Class A	38,959	0.86%
350	Chevron Corp.	36,677	0.81%
155	Caterpillar, Inc.	35,940	0.79%
545	Intel Corp.	34,880	0.77%
205	United Parcel Service, Inc. - Class B	34,848	0.77%
690	Wells Fargo & Co.	33,910	0.75%
425	Raytheon Technologies Corp.	32,840	0.72%
165	3M Co.	31,792	0.70%
60	Netflix, Inc.	31,300	0.69%
65	Adobe, Inc.	30,899	0.68%
595	Cisco Systems, Inc.	30,767	0.68%
80	Deere & Co.	29,931	0.66%
335	Philip Morris International, Inc.	29,728	0.65%
80	Lockheed Martin Corp.	29,560	0.65%
130	salesforce.com, Inc.	27,543	0.61%
200	NIKE, Inc. - Class B	26,578	0.58%
95	Accenture PLC	26,244	0.58%
115	McDonald's Corp.	25,776	0.57%
345	Citigroup, Inc.	25,099	0.55%
70	S&P Global, Inc.	24,701	0.54%
70	Costco Wholesale Corp.	24,674	0.54%
130	Texas Instruments, Inc.	24,569	0.54%
195	Abbott Laboratories	23,369	0.51%
610	Pfizer, Inc.	22,100	0.49%
285	NextEra Energy, Inc.	21,549	0.47%
160	QUALCOMM, Inc.	21,214	0.47%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

39

AXS Thomson Reuters Private Equity Return Tracker Fund

SUMMARY OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Internet	10.7%
Software	6.7%
Retail	5.5%
Computers	5.3%
Semiconductors	5.3%
Banks	5.2%
Pharmaceuticals	4.4%
Oil & Gas	4.4%
Insurance	4.2%
Diversified Financial Services	3.8%
Chemicals	3.6%
Auto Manufacturers	3.3%
Transportation	3.1%
Beverages	2.7%
Cosmetics/Personal Care	2.3%
Aerospace/Defense	2.2%
Electric	1.9%
Healthcare-Products	1.8%
Miscellaneous Manufacturing	1.7%
Media	1.6%
Healthcare-Services	1.3%
Telecommunications	1.3%
Agriculture	1.3%
Commercial Services	1.3%
REITS	1.0%
Mining	0.9%
Food	0.8%
Electronics	0.8%
Machinery-Diversified	0.7%
Machinery-Construction & Mining	0.7%
Apparel	0.6%
Biotechnology	0.5%
Pipelines	0.5%
Environmental Control	0.4%
Oil & Gas Services	0.4%
Iron/Steel	0.3%
Building Materials	0.3%
Venture Capital	0.3%
Packaging & Containers	0.2%
Household Products/Wares	0.2%
Lodging	0.2%
Energy-Alternate Sources	0.1%
Total Common Stocks	93.8%
Short-Term Investments	2.3%

40

AXS Thomson Reuters Private Equity Return Tracker Fund

SUMMARY OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Total Investments	96.1%
Other Assets in Excess of Liabilities	3.9%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

41

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.7%
	AEROSPACE/DEFENSE — 1.4%
4,926	Boeing Co.*	$943,329
2,330	Lockheed Martin Corp.	1,028,462
12,674	Raytheon Technologies Corp.	1,255,613
		3,227,404
	AGRICULTURE — 0.4%
6,116	Altria Group, Inc.	319,561
5,276	Philip Morris International, Inc.	495,627
		815,188
	AUTO MANUFACTURERS — 0.2%
354	Tesla, Inc.*	381,470
	BANKS — 1.2%
16,746	Bank of America Corp.	690,270
4,672	Citigroup, Inc.	249,485
758	Goldman Sachs Group, Inc.	250,216
6,753	JPMorgan Chase & Co.	920,569
3,254	Morgan Stanley	284,400
9,286	Wells Fargo & Co.	449,999
		2,844,939
	BEVERAGES — 0.7%
14,002	Coca-Cola Co.	868,124
4,929	PepsiCo, Inc.	825,016
		1,693,140
	BIOTECHNOLOGY — 0.1%
799	Illumina, Inc.*	279,171
	CHEMICALS — 0.6%
655	Air Products and Chemicals, Inc.	163,691
2,184	Dow, Inc.	139,164
1,650	DuPont de Nemours, Inc.	121,407
803	Ecolab, Inc.	141,778
1,641	Linde PLC[1]	524,185
708	PPG Industries, Inc.	92,797
764	Sherwin-Williams Co.	190,710
		1,373,732
	COMMERCIAL SERVICES — 5.7%
19,617	Automatic Data Processing, Inc.	4,463,652
54,528	PayPal Holdings, Inc.*	6,306,163
2,026	S&P Global, Inc.	831,025

42

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	COMMERCIAL SERVICES (Continued)
7,491	Verisk Analytics, Inc. - Class A	$1,607,793
		13,208,633
	COMPUTERS — 11.5%
30,927	Accenture PLC[1]	10,429,512
25,681	Apple, Inc.	4,484,160
24,390	Cognizant Technology Solutions Corp. - Class A	2,187,051
9,555	Crowdstrike Holdings, Inc. - Class A*	2,169,749
5,681	Fortinet, Inc.*	1,941,425
41,597	International Business Machines Corp.	5,408,442
		26,620,339
	COSMETICS/PERSONAL CARE — 0.8%
3,009	Colgate-Palmolive Co.	228,173
830	Estee Lauder Cos., Inc. - Class A	226,026
8,658	Procter & Gamble Co.	1,322,942
		1,777,141
	DIVERSIFIED FINANCIAL SERVICES — 9.3%
3,803	Charles Schwab Corp.	320,631
7,006	Coinbase Global, Inc. - Class A*	1,330,159
27,147	Mastercard, Inc. - Class A2	9,701,795
45,330	Visa, Inc. - Class A2	10,052,834
		21,405,419
	ELECTRIC — 0.0%
47	Duke Energy Corp.	5,248
126	NextEra Energy, Inc.	10,673
64	Southern Co.	4,641
		20,562
	ELECTRONICS — 0.6%
1,666	Agilent Technologies, Inc.	220,462
5,801	Honeywell International, Inc.	1,128,758
		1,349,220
	FOOD — 0.1%
4,983	Mondelez International, Inc.	312,833
	HEALTHCARE-PRODUCTS — 3.4%
11,225	Abbott Laboratories	1,328,591
468	Align Technology, Inc.*	204,048
3,009	Baxter International, Inc.	233,318
8,383	Boston Scientific Corp.*	371,283
4,247	Danaher Corp.	1,245,773

43

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS (Continued)
3,946	Edwards Lifesciences Corp.*	$464,523
504	IDEXX Laboratories, Inc.*	275,718
2,080	Intuitive Surgical, Inc.*	627,494
8,526	Medtronic PLC[1]	945,960
812	ResMed, Inc.	196,918
2,100	Stryker Corp.	561,435
2,491	Thermo Fisher Scientific, Inc.	1,471,309
		7,926,370
	HEALTHCARE-SERVICES — 2.0%
1,465	Anthem, Inc.	719,637
3,209	Centene Corp.*	270,166
1,460	HCA Healthcare, Inc.	365,905
690	Humana, Inc.	300,267
5,670	UnitedHealth Group, Inc.	2,891,530
		4,547,505
	HOUSEHOLD PRODUCTS/WARES — 0.1%
1,138	Kimberly-Clark Corp.	140,156
	INSURANCE — 2.3%
14,889	Berkshire Hathaway, Inc.*	5,254,477
	INTERNET — 18.9%
15,621	Airbnb, Inc. - Class A*	2,683,063
3,623	Alphabet, Inc. - Class A*,2	10,076,831
188	Amazon.com, Inc.*	612,871
28,659	eBay, Inc.	1,641,014
1,727	MercadoLibre, Inc.*	2,054,232
46,422	Meta Platforms, Inc. *	10,322,396
19,099	Netflix, Inc.*	7,154,294
4,520	Palo Alto Networks, Inc.*	2,813,745
51,066	Snap, Inc. - Class A*	1,837,865
37,034	Twitter, Inc.*	1,432,846
81,325	Uber Technologies, Inc.*	2,901,676
		43,530,833
	MACHINERY-CONSTRUCTION & MINING — 0.5%
4,599	Caterpillar, Inc.	1,024,749
	MACHINERY-DIVERSIFIED — 0.4%
2,373	Deere & Co.	985,887
	MEDIA — 0.1%
916	Altice USA, Inc. - Class A*	11,432

44

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEDIA (Continued)
8	Cable One, Inc.	$11,714
243	Charter Communications, Inc. - Class A*	132,561
1,168	Liberty Global PLC*,1	29,796
782	Walt Disney Co.*	107,259
		292,762
	MINING — 0.2%
4,628	Freeport-McMoRan, Inc.	230,197
2,371	Newmont Corp.	188,376
		418,573
	OIL & GAS — 0.4%
1,459	Chevron Corp.	237,569
961	ConocoPhillips	96,100
358	EOG Resources, Inc.	42,684
3,190	Exxon Mobil Corp.	263,462
458	Marathon Petroleum Corp.	39,159
702	Occidental Petroleum Corp.	39,832
324	Phillips 66	27,990
187	Pioneer Natural Resources Co.	46,756
		793,552
	OIL & GAS SERVICES — 0.0%
1,054	Schlumberger N.V.[1]	43,541
	PACKAGING & CONTAINERS — 0.0%
950	Ball Corp.	85,500
	PHARMACEUTICALS — 1.4%
1,482	AbbVie, Inc.	240,247
1,819	Becton, Dickinson and Co.	483,854
2,004	Cigna Corp.	480,179
8,353	CVS Health Corp.	845,407
546	Dexcom, Inc.*	279,334
665	Eli Lilly & Co.	190,436
2,206	Johnson & Johnson	390,969
2,123	Merck & Co., Inc.	174,192
4,707	Pfizer, Inc.	243,681
		3,328,299
	PIPELINES — 0.0%
1,698	Kinder Morgan, Inc.	32,109
	RETAIL — 0.4%
452	Home Depot, Inc.	135,297

45

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RETAIL (Continued)
5,073	Walmart, Inc.	$755,471
		890,768
	SEMICONDUCTORS — 1.2%
2,682	Advanced Micro Devices, Inc.*	293,250
1,403	Applied Materials, Inc.	184,915
509	Broadcom, Inc.	320,507
6,301	Intel Corp.	312,278
1,841	Micron Technology, Inc.	143,396
3,801	NVIDIA Corp.	1,037,141
1,844	QUALCOMM, Inc.	281,800
1,509	Texas Instruments, Inc.	276,871
		2,850,158
	SOFTWARE — 31.0%
36,092	Activision Blizzard, Inc.	2,891,330
20,944	Adobe, Inc.*,2	9,542,505
5,285	Atlassian Corp. PLC - Class A*,1	1,552,892
10,200	Autodesk, Inc.*	2,186,370
12,201	Cadence Design Systems, Inc.*	2,006,576
1,871	Cerner Corp.	175,051
9,343	Datadog, Inc. - Class A*	1,415,184
12,547	Electronic Arts, Inc.	1,587,321
28,666	Fidelity National Information Services, Inc.	2,878,640
11,662	Intuit, Inc.	5,607,556
32,786	Microsoft Corp.2	10,108,252
73,577	Oracle Corp.	6,087,025
4,302	Roper Technologies, Inc.	2,031,533
42,253	salesforce.com, Inc.*,2	8,971,157
8,552	ServiceNow, Inc.*	4,762,523
12,568	Snowflake, Inc. *	2,879,706
6,651	Synopsys, Inc.*	2,216,579
7,744	Twilio, Inc. - Class A*	1,276,289
809	Veeva Systems, Inc. - Class A*	171,880
8,422	Workday, Inc. - Class A*	2,016,732
9,273	Zoom Video Communications, Inc. - Class A*	1,087,074
		71,452,175
	TELECOMMUNICATIONS — 0.6%
14,849	AT&T, Inc.	350,882
6,901	Cisco Systems, Inc.	384,800
538	Frontier Communications Parent, Inc.*	14,886
2,069	Lumen Technologies, Inc.	23,318
1,377	T-Mobile US, Inc.*	176,738
8,611	Verizon Communications, Inc.	438,644

46

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS (Continued)
488	Vonage Holdings Corp.*	$9,902
		1,399,170
	TRANSPORTATION — 1.2%
5,481	Union Pacific Corp.	1,497,464
6,121	United Parcel Service, Inc. - Class B	1,312,710
		2,810,174
	TOTAL COMMON STOCKS
	(Cost $224,581,231)	223,115,949

Principal Amount
	SHORT-TERM INVESTMENTS — 1.0%
$2,792,046	UMB Bank Demand Deposit, 0.01%[3]	2,402,046
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,402,046)	2,402,046
	TOTAL INVESTMENTS — 97.7%
	(Cost $226,983,277)	225,517,995
	Other Assets in Excess of Liabilities — 2.3%	5,340,683
	TOTAL NET ASSETS — 100.0%	$230,858,678

PLC – Public Limited Company

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	All or a portion of this security is segregated as collateral for swap agreement. As of March 31, 2022, the aggregate value of those securities was $31,332,317, representing 13.6.0% of net assets.
3	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

47

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)

BNP Paribas	BNP Paribas Index Swap[1]	0.50%	Index Return	Monthly	4/1/22	$233,953,748	$16,570	$1,116,898
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month Federal Funds + 0.57%	Basket Return	Monthly	4/1/22	130,670,851	47,196	4,950,768
TOTAL EQUITY SWAP CONTRACTS								$6,067,666

[1]	The BNP Paribas Index Swap is made up of the NASDAQ 100 Total Return Index and the S&P 500 Total Return Index and exposure to each index was 208.69% and (208.69)%, respectively.
[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of Shares	Description	Value	Percentage of Equity Swap's Notional Amount
27,230	Meta Platforms, Inc.	$8,020,052	6.14%
31,990	PayPal Holdings, Inc.	7,768,452	5.95%
11,205	Netflix, Inc.	5,845,200	4.47%
12,290	Adobe, Inc.	5,842,297	4.47%
15,925	Mastercard, Inc. - Class A	5,670,096	4.34%
26,590	Visa, Inc. - Class A	5,629,901	4.31%
24,785	salesforce.com, Inc.	5,251,198	4.02%
18,145	Accenture PLC	5,012,556	3.84%
19,235	Microsoft Corp.	4,535,036	3.47%
2,130	Alphabet, Inc. - Class A	4,393,168	3.36%
24,400	International Business Machines Corp.	3,251,544	2.49%
43,165	Oracle Corp.	3,028,888	2.32%
6,840	Intuit, Inc.	2,620,130	2.01%
47,710	Uber Technologies, Inc.	2,600,672	1.99%
5,015	ServiceNow, Inc.	2,508,052	1.92%
16,815	Fidelity National Information Services, Inc.	2,364,357	1.81%
8,735	Berkshire Hathaway, Inc.	2,231,530	1.71%
11,510	Automatic Data Processing, Inc.	2,169,290	1.66%
21,170	Activision Blizzard, Inc.	1,968,810	1.51%
15,065	Apple, Inc.	1,840,190	1.41%
5,440	Zoom Video Communications, Inc. - Class A	1,747,818	1.34%
7,370	Snowflake, Inc.	1,688,688	1.29%
5,985	Autodesk, Inc.	1,658,743	1.27%
9,160	Airbnb, Inc. - Class A	1,573,322	1.20%
29,960	Snap, Inc. - Class A	1,566,608	1.20%
4,545	Twilio, Inc. - Class A	1,548,754	1.19%
1,015	MercadoLibre, Inc.	1,494,222	1.14%
21,725	Twitter, Inc.	1,382,362	1.06%
4,940	Workday, Inc. - Class A	1,227,244	0.94%
2,230	NVIDIA Corp.	1,190,664	0.91%
14,310	Cognizant Technology Solutions Corp. - Class A	1,117,897	0.86%
16,810	eBay, Inc.	1,029,444	0.79%
5,605	Crowdstrike Holdings, Inc. - Class A	1,022,969	0.78%
2,525	Roper Technologies, Inc.	1,018,434	0.78%
7,360	Electronic Arts, Inc.	996,323	0.76%
7,160	Cadence Design Systems, Inc.	980,848	0.75%
3,905	Synopsys, Inc.	967,581	0.74%
3,105	Atlassian Corp. PLC - Class A	912,342	0.70%
1,220	Intuitive Surgical, Inc.	901,507	0.69%
2,650	Palo Alto Networks, Inc.	853,459	0.65%
6,585	Abbott Laboratories	789,146	0.60%
4,110	Coinbase Global, Inc. - Class A	780,325	0.60%
4,395	Verisk Analytics, Inc. - Class A	776,553	0.59%
3,405	Honeywell International, Inc.	739,123	0.57%
2,890	Boeing Co.	736,141	0.56%
5,080	Procter & Gamble Co.	687,984	0.53%
1,460	Thermo Fisher Scientific, Inc.	666,315	0.51%
2,700	Caterpillar, Inc.	626,049	0.48%
3,335	Fortinet, Inc.	615,041	0.47%
3,590	United Parcel Service, Inc. - Class B	610,264	0.47%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

48

AXS Thomson Reuters Venture Capital Return Tracker Fund

SUMMARY OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Software	31.0%
Internet	18.9%
Computers	11.5%
Diversified Financial Services	9.3%
Commercial Services	5.7%
Healthcare-Products	3.4%
Insurance	2.3%
Healthcare-Services	2.0%
Pharmaceuticals	1.4%
Aerospace/Defense	1.4%
Transportation	1.2%
Banks	1.2%
Semiconductors	1.2%
Cosmetics/Personal Care	0.8%
Beverages	0.7%
Telecommunications	0.6%
Chemicals	0.6%
Electronics	0.6%
Machinery-Construction & Mining	0.5%
Retail	0.4%
Oil & Gas	0.4%
Agriculture	0.4%
Machinery-Diversified	0.4%
Mining	0.2%
Auto Manufacturers	0.2%
Media	0.1%
Food	0.1%
Biotechnology	0.1%
Household Products/Wares	0.1%
Electric	0.0%
Pipelines	0.0%
Oil & Gas Services	0.0%
Packaging & Containers	0.0%
Total Common Stocks	96.7%
Short-Term Investments	1.0%
Total Investments	97.7%
Other Assets in Excess of Liabilities	2.3%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

49

AXS Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2022 (Unaudited)

	Alternative Growth Fund	Chesapeake Strategy Fund	Managed Futures Strategy Fund
Assets:
Investments, at value (cost $2,721,604, $28,489,494,
and $2,597,363, respectively)	$2,721,604	$28,489,494	$2,597,363
Cash	-	-	32,899,671
Cash deposited with brokers for investments	2,753,518	-	-
Cash deposited with brokers for open futures contracts	-	895,739	-
Variation margin on futures contracts	282,435	1,285,715	-
Unrealized appreciation on open swap contracts	-	-	19,981
Receivables:	-	-	-
Fund shares sold	149	36,872	444
Due from Advisor	9,510	-	10,918
Dividends and interest	86	652	34
Prepaid expenses and other assets	21,234	19,950	17,925
Total assets	5,788,536	30,728,422	35,546,336

Liabilities:
Unrealized depreciation on open swap contract	274,481	-	4,294,415
Variation margin on futures contracts	1,286,132	-	-
Variation margin on swap contracts	-	-	-
Payables:
Fund shares redeemed	172	9,893	14,877
Due to Broker - Swap contract	290,271	-	13,486,479
Due to Broker - Futures contract	58,208	-	-
Advisory fees	-	11,860	-
Distribution fees - Class A & Class C (Note 7)	157	3,070	5,034
Auditing fees	16,683	16,019	18,239
Fund administration and accounting fees	10,199	19,317	26,627
Custody fees	3,262	6,537	6,494
Legal fees	2,474	561	3,676
Shareholder reporting fees	2,390	2,252	9,590
Chief Compliance Officer fees	1,530	1,450	4,874
Transfer agent fees and expenses	1,172	7,109	8,240
Trustees' deferred compensation (Note 3)	1,095	6,781	11,408
Trustees' fees and expenses	295	3,538	5,573
Sub-transfer agent fees and expenses	243	3,229	8,390
Accrued other expenses	1,397	1,902	155
Total liabilities	1,950,161	93,518	17,904,071

Net Assets	$3,838,375	$30,634,904	$17,642,265

See accompanying Notes to Consolidated Financial Statements.

50

AXS Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2022 (Unaudited)

	Alternative Growth Fund	Chesapeake Strategy Fund	Managed Futures Strategy Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$6,414,960	$53,113,014	$151,642,959
Total accumulated deficit	(2,576,585)	(22,478,110)	(134,000,694)
Net Assets	$3,838,375	$30,634,904	$17,642,265

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$692,291	$5,169,779	$4,445,853
Shares of beneficial interest issued and outstanding	49,306	446,133	800,914
Redemption price per share[1]	$14.04	$11.59	$5.55
Maximum sales charge (5.75% of offering price)[2]	0.86	0.71	0.34
Maximum offering price to public	$14.90	$12.30	$5.89

Class C Shares:
Net assets applicable to shares outstanding		$2,353,744	$4,679,519
Shares of beneficial interest issued and outstanding		192,037	904,032
Redemption price per share[3]		$12.26	$5.18

Class I Shares:
Net assets applicable to shares outstanding	$3,146,084	$23,111,381	$8,516,892
Shares of beneficial interest issued and outstanding	220,541	1,971,035	1,507,225
Redemption price per share[1]	$14.27	$11.73	$5.65

[1]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
[2]	No sales charge applies on investments of $1 million or more.
[3]	A contingent deferred sales charge ("CDSC") of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

51

AXS Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2022 (Unaudited)

	Multi-Strategy Alternatives Fund[4]	Sustainable Income Fund[4]	Thomson Reuters Private Equity Return Tracker Fund[4]
Assets:
Investments, at value (cost $15,789,075, $1,461,774, and $18,612,687, respectively)	$16,519,186	$1,438,467	$22,290,319
Cash	-	193	15,023
Cash deposited with brokers for investments	-	-	-
Cash deposited with brokers for open futures contracts	-	-	-
Variation margin on futures contracts	-	-	-
Unrealized appreciation on open swap contracts	66,385	-	868,340
Receivables:	-	-	-
Fund shares sold	6,486	-	199
Due from Advisor	-	9,352	-
Dividends and interest	6,020	26,833	14,549
Prepaid expenses and other assets	16,807	17,595	50,503
Total assets	16,614,884	1,492,440	23,238,933

Liabilities:
Unrealized depreciation on open swap contracts	-	-	-
Variation margin on futures contracts	-	-	-
Variation margin on swap contracts	-	-	-
Payables:
Fund shares redeemed	1,200	-	4,268
Due to Broker - Swap contracts	-	-	9,112
Due to Broker - Futures contract	-	-	-
Advisory fees	3,806	-	3,932
Distribution fees - Class A, Class C, & Class R-1 (Note 7)	1,844	-	281
Auditing fees	11,829	9,224	10,969
Fund administration and accounting fees	8,561	19,414	4,352
Custody fees	1,824	448	6,935
Legal fees	721	6,473	629
Shareholder reporting fees	841	3,010	478
Chief Compliance Officer fees	1,251	4,257	122
Transfer agent fees and expenses	1,817	5,459	1,680
Trustees' deferred compensation (Note 3)	5,477	3,903	1,890
Trustees' fees and expenses	1,574	2,168	1,117
Sub-transfer agent fees and expenses	388	3,958	1,898
Accrued other expenses	1,091	3,105	720
Total liabilities	42,224	61,419	48,383

Net Assets	$16,572,660	$1,431,021	$23,190,550

See accompanying Notes to Consolidated Financial Statements.

52

AXS Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2022 (Unaudited)

	Multi-Strategy Alternatives Fund[4]	Sustainable Income Fund[4]	Thomson Reuters Private Equity Return Tracker Fund[4]
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$14,768,953	$1,894,661	$18,982,786
Total distributable earnings (accumulated deficit)	1,803,707	(463,640)	4,207,764
Net Assets	$16,572,660	$1,431,021	$23,190,550

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding			$531,573
Shares of beneficial interest issued and outstanding			40,224
Redemption price per share[5]			$13.22
Maximum sales charge (5.75% of offering price)[6]			0.81
Maximum offering price to public			$14.03

Class C Shares:
Net assets applicable to shares outstanding			$218,155
Shares of beneficial interest issued and outstanding			16,947
Redemption price per share[7]			$12.87

Investor Class Shares[8]:
Net assets applicable to shares outstanding	$8,560,227
Shares of beneficial interest issued and outstanding	751,147
Redemption price per share	$11.40

Class I Shares:
Net assets applicable to shares outstanding	$8,012,433	$1,431,021	$22,440,822
Shares of beneficial interest issued and outstanding	698,836	167,046	1,667,966
Redemption price per share	$11.47	$8.57	$13.45

[4]	Financial statements are not consolidated.
[5]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
[6]	No sales charge applies on investments of $1 million or more.
[7]	A contingent deferred sales charge ("CDSC") of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.
[8]	Previously R-1 Class Shares.

See accompanying Notes to Consolidated Financial Statements.

53

AXS Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2022 (Unaudited)

Thomson Reuters Venture Capital Return Tracker Fund[9]
Assets:

Investments, at value (cost $226,983,277)	$225,517,995
Cash	153,444
Cash deposited with brokers for investments	-
Cash deposited with brokers for open futures contracts	-
Variation margin on futures contracts	-
Unrealized appreciation on open swap contracts	6,067,666
Receivables:	-
Fund shares sold	178,994
Due from Advisor	-
Dividends and interest	62,254
Prepaid expenses	93,106
Total assets	232,073,459

Liabilities:
Unrealized depreciation on open swap contracts	-
Variation margin on futures contracts	-
Variation margin on swap contracts	547,112
Payables:
Fund shares redeemed	400,769
Due to Broker - Swap contracts	-
Due to Broker - Futures contract	-
Advisory fees	92,740
Distribution fees - Class A & Class C (Note 7)	19,735
Auditing fees	11,218
Fund administration and accounting fees	55,867
Custody fees	1,204
Legal fees	2,609
Shareholder reporting fees	5,811
Chief Compliance Officer fees	2,167
Transfer agent fees and expenses	14,920
Trustees' deferred compensation (Note 3)	22,510
Trustees' fees and expenses	5,258
Sub-transfer agent fees and expenses	29,445
Accrued other expenses	3,416
Total liabilities	1,214,781

Net Assets	$230,858,678

See accompanying Notes to Consolidated Financial Statements.

54

AXS Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2022 (Unaudited)

Thomson Reuters Venture Capital Return Tracker Fund[8]
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$295,198,438
Total accumulated deficit	(64,339,760)
Net Assets	$230,858,678

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$67,513,579
Shares of beneficial interest issued and outstanding	3,296,532
Redemption price per share[10]	$20.48
Maximum sales charge (5.75% of offering price)[11]	1.25
Maximum offering price to public	$21.73

Class C Shares:
Net assets applicable to shares outstanding	$7,498,652
Shares of beneficial interest issued and outstanding	389,771
Redemption price per share[10,12]	$19.24

Class I Shares:
Net assets applicable to shares outstanding	$155,846,447
Shares of beneficial interest issued and outstanding	7,487,528
Redemption price per share[10]	$20.81

[9]	Financial statements are not consolidated.
[10]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
[11]	No sales charge applies on investments of $1 million or more.
[12]	A contingent deferred sales charge ("CDSC") of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Consolidated Financial Statements.

55

AXS Funds

CONSOLIDATED STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2022 (Unaudited)

	Alternative Growth Fund	Chesapeake Strategy Fund	Managed Futures Strategy Fund
Investment Income:
Dividends	$26	$-	$-
Interest	241	636	234
Total investment income	267	636	234

Expenses:
Fund administration and accounting fees	28,928	41,311	48,927
Registration fees	26,653	30,167	28,037
Advisory fees	19,761	176,262	192,182
Auditing fees	14,683	3,344	18,238
Legal fees	10,617	11,127	14,985
Custody fees	9,358	9,596	13,765
Miscellaneous	4,987	3,736	5,734
Transfer agent fees and expenses	4,780	12,502	14,329
Sub-transfer agent fees and expenses	3,944	8,890	18,657
Shareholder reporting fees	3,740	5,986	8,306
Chief Compliance Officer fees	2,873	5,681	5,713
Distribution fees - Class A (Note 7)	916	5,502	7,385
Trustees' fees and expenses	715	2,183	5,311
Insurance fees	149	5,278	1,575
Interest expense	29	-	-
Distribution fees - Class C (Note 7)	-	6,682	27,550
Total expenses	132,133	328,247	410,694
Advisory fees waived	(19,761)	(97,968)	(149,545)
Other expenses absorbed	(85,188)	-	-
Fees paid indirectly (Note 3)	(193)	(687)	(898)
Net expenses	26,991	229,592	260,251
Net investment loss	(26,724)	(228,956)	(260,017)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	-	-	-
Futures contracts	(476,152)	3,307,980	-
Foreign currency transactions	-	(11,061)	-
Swap contract	(717,740)	-	(3,998,526)
Net realized gain (loss)	(1,193,892)	3,296,919	(3,998,526)
Net change in unrealized appreciation/depreciation on:
Investments	-	-	-
Futures contracts	415,505	647,959	-
Foreign currency translations	-	6,375	-
Swap contract	360,879	-	3,344,164
Net change in unrealized appreciation/depreciation	776,384	654,334	3,344,164
Net increase from payment by affiliates (Note 3)	-	-	-
Net realized and unrealized gain (loss)	(417,508)	3,951,253	(654,362)
Net Increase (Decrease) in Net Assets from Operations	$(444,232)	$3,722,297	$(914,379)

See accompanying Notes to Consolidated Financial Statements.

56

AXS Funds

CONSOLIDATED STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended March 31, 2022 (Unaudited)

	Multi-Strategy Alternatives Fund[1]	Sustainable Income Fund[1]	Thomson Reuters Private Equity Return Tracker Fund[1]
Investment Income:
Dividends	$100,151	$-	$183,116
Interest	218	1,005,011	60
Total investment income	100,369	1,005,011	183,176

Expenses:
Fund administration and accounting fees	21,598	47,027	27,295
Registration fees	22,040	13,463	26,920
Advisory fees	95,639	124,900	160,839
Auditing fees	7,329	9,224	10,969
Legal fees	3,241	10,720	4,987
Custody fees	6,205	6,358	16,393
Miscellaneous	1,491	1,646	4,242
Transfer agent fees and expenses	5,187	7,660	12,150
Sub-transfer agent fees and expenses	9,274	1,772	14,227
Shareholder reporting fees	1,745	3,241	4,581
Chief Compliance Officer fees	897	8,620	1,496
Distribution fees - Class A (Note 7)	-	-	758
Trustees' fees and expenses	2,168	5,886	4,329
Insurance fees	1,061	2,532	799
Interest expense	-	-	-
Distribution fees - Class C (Note 7)	-	-	1,280
Total expenses	189,785	243,049	291,265
Advisory fees waived	(36,772)	(64,844)	(95,545)
Other expenses absorbed	-	-	-
Fees paid indirectly (Note 3)	(597)	(1,592)	(836)
Net expenses	152,416	176,613	194,884
Net investment income (loss)	(52,047)	828,398	(11,708)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,369,412	(411,171)	2,199,534
Futures contracts	-	-	-
Foreign currency transactions	-	-	-
Swap contracts	16,446	-	(2,060,773)
Net realized gain (loss)	1,385,858	(411,171)	138,761
Net change in unrealized appreciation/depreciation on:
Investments	(1,516,750)	(887,699)	(974,459)
Futures contracts	-	-	-
Foreign currency translations	-	-	-
Swap contracts	46,045	-	1,812,929
Net change in unrealized appreciation/depreciation	(1,470,705)	(887,699)	838,470
Net increase from payment by affiliates (Note 3)	-	-	-
Net realized and unrealized gain (loss)	(84,847)	(1,298,870)	977,231
Net Increase (Decrease) in Net Assets from Operations	$(136,894)	$(470,472)	$965,523

[1]	Financial statements are not consolidated.

See accompanying Notes to Consolidated Financial Statements.

57

AXS Funds

CONSOLIDATED STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended March 31, 2022 (Unaudited)

Thomson Reuters Venture Capital Return Tracker Fund[2]
Investment Income:
Dividends	$1,170,376
Interest	275
Total investment income	1,170,651

Expenses:
Fund administration and accounting fees	231,105
Registration fees	51,885
Advisory fees	2,058,679
Auditing fees	11,218
Legal fees	58,676
Custody fees	38,335
Miscellaneous	6,977
Transfer agent fees and expenses	76,825
Sub-transfer agent fees and expenses	154,552
Shareholder reporting fees	17,215
Chief Compliance Officer fees	18,452
Distribution fees - Class A (Note 7)	114,259
Trustees' fees and expenses	42,694
Insurance fees	10,687
Interest expense	-
Distribution fees - Class C (Note 7)	61,309
Total expenses	2,952,868
Advisory fees waived	(295,608)
Other expenses absorbed	-
Fees paid indirectly (Note 3)	(11,277)
Net expenses	2,645,983
Net investment loss	(1,475,332)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	20,330,520
Futures contracts	-
Foreign currency transactions	-
Swap contracts	(87,884,789)
Net realized loss	(67,554,269)
Net change in unrealized appreciation/depreciation on:
Investments	(61,066,847)
Futures contracts	-
Foreign currency translations	-
Swap contracts	26,273,231
Net change in unrealized appreciation/depreciation	(34,793,616)
Net increase from payment by affiliates (Note 3)	8,347
Net realized and unrealized loss	(102,339,538)
Net Decrease in Net Assets from Operations	$(103,814,870)

[2]	Financial statements are not consolidated.

See accompanying Notes to Consolidated Financial Statements.

58

AXS Alternative Growth Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(26,724)	$(38,423)
Net realized gain (loss) on investments, futures contracts and swap contract	(1,193,892)	1,134,562
Net change in unrealized appreciation/depreciation on investments, futures contracts and swap contract	776,384	104,334
Net increase (decrease) in net assets resulting from operations	(444,232)	1,200,473

Capital Transactions:
Net proceeds from shares sold:
Class A	125,051	162,430
Class I	5,992,639	1,225,609
Cost of shares redeemed:
Class A1	(117,380)	(605,943)
Class I2	(5,133,196)	(6,539,009)
Net increase (decrease) in net assets from capital transactions	867,114	(5,756,913)

Total increase (decrease) in net assets	422,882	(4,556,440)

Net Assets:
Beginning of period	3,415,493	7,971,933
End of period	$3,838,375	$3,415,493

Capital Share Transactions:
Shares sold:
Class A	8,459	11,852
Class I	382,923	95,457
Shares redeemed:
Class A	(8,083)	(48,304)
Class I	(357,517)	(526,727)
Net increase (decrease) in capital share transactions	25,782	(467,722)

[1]	Net of redemption fee proceeds of $22 and $69, respectively.
[2]	Net of redemption fee proceeds of $102 and $1,738, respectively.

See accompanying Notes to Consolidated Financial Statements.

59

AXS Chesapeake Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2022[1] (Unaudited)	For the Year Ended September 30, 2021
Increase in Net Assets from:
Operations:
Net investment loss	$(228,956)	$(265,660)
Net realized gain on investments, futures contracts and foreign currency transactions	3,296,919	3,770,890
Net change in unrealized appreciation/depreciation on investments, futures contracts and foreign currency translations	654,334	686,271
Net increase in net assets resulting from operations	3,722,297	4,191,501

Distributions to Shareholders:
Distributions:
Class A	(651,094)	-
Class C	(15,388)	-
Class I	(2,485,912)	-
Total distributions to shareholders	(3,152,394)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	1,091,027	630,452
Class C	1,951,844	39,312
Class I	10,071,298	4,336,958
Reinvestment of distributions:
Class A	628,759	-
Class C	14,657	-
Class I	2,321,839	-
Cost of shares redeemed:
Class A	(358,752)	(1,136,715)
Class C	(183,569)	(159,981)
Class I	(4,264,869)	(4,748,821)
Net increase (decrease) in net assets from capital transactions	11,272,234	(1,038,795)

Total increase in net assets	11,842,137	3,152,706

Net Assets:
Beginning of period	18,792,767	15,640,061
End of period	$30,634,904	$18,792,767

Capital Share Transactions:
Shares sold:
Class A	105,723	54,343
Class C	183,163	3,316
Class I	928,563	362,604
Shares reinvested:
Class A	62,439	-
Class C	1,372	-
Class I	228,078	-
Shares redeemed:
Class A	(33,138)	(101,613)
Class C	(15,355)	(14,039)
Class I	(378,378)	(428,122)
Net increase (decrease) in capital share transactions	1,082,467	(123,511)

[1]	With the Plan of Reorganization with respect to the AXS Aspect Core Diversified Strategy Fund, Class A, Class C and Class I shareholders received Class A, Class C and Class I shares of the AXS Chesapeake Strategy Fund, respectively, effective as of the close of business on December 17, 2021. See Note 1 in the accompanying Notes to Consolidate Financial Statements.

See accompanying Notes to Consolidated Financial Statements

60

AXS Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(260,017)	$(1,167,694)
Net realized loss on investments and swap contracts	(3,998,526)	(5,018,756)
Net change in unrealized appreciation/depreciation on investments and swap contracts	3,344,164	5,501,206
Net decrease in net assets resulting from operations	(914,379)	(685,244)

Capital Transactions:
Net proceeds from shares sold:
Class A	410,291	1,260,390
Class C	640	310,232
Class I	2,472,049	10,225,081
Cost of shares redeemed:
Class A1	(2,997,636)	(7,382,334)
Class C2	(1,537,378)	(4,490,423)
Class I3	(22,131,117)	(73,113,135)
Net decrease in net assets from capital transactions	(23,783,151)	(73,190,189)

Total decrease in net assets	(24,697,530)	(73,875,433)

Net Assets:
Beginning of period	42,339,795	116,215,228
End of period	$17,642,265	$42,339,795

Capital Share Transactions:
Shares sold:
Class A	71,893	204,277
Class C	120	53,530
Class I	426,709	1,628,082
Shares redeemed:
Class A	(520,258)	(1,199,090)
Class C	(287,121)	(772,571)
Class I	(3,798,989)	(11,618,454)
Net decrease in capital share transactions	(4,107,646)	(11,704,226)

[1]	Net of redemption fee proceeds of $79 and $387, respectively.
[2]	Net of redemption fee proceeds of $0 and $11, respectively.
[3]	Net of redemption fee proceeds of $10 and $3,979, respectively.

See accompanying Notes to Consolidated Financial Statements

61

AXS Multi-Strategy Alternatives Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(52,047)	$(203,469)
Net realized gain on investments and swap contracts	1,385,858	7,850,070
Net change in unrealized appreciation/depreciation on investments and swap contracts	(1,470,705)	(2,321,016)
Net increase (decrease) in net assets resulting from operations	(136,894)	5,325,585

Distributions to Shareholders:
Distributions:
Investor Class	(1,996,507)	-
Class I	(2,049,477)	-
Total distributions to shareholders	(4,045,984)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	3,431,630	4,296,537
Class I	2,131,188	3,478,805
Reinvestment of distributions:
Investor Class	1,875,222	-
Class I	1,793,047	-
Cost of shares redeemed:
Investor Class	(5,167,158)	(9,622,259)
Class I	(3,344,831)	(46,307,874)
Net increase (decrease) in net assets from capital transactions	719,098	(48,154,791)

Total decrease in net assets	(3,463,780)	(42,829,206)

Net Assets:
Beginning of period	20,036,440	62,865,646
End of period	$16,572,660	$20,036,440

Capital Share Transactions:
Shares sold:
Investor Class	259,353	314,196
Class I	169,878	255,045
Shares reinvested:
Investor Class	156,138	-
Class I	148,431	-
Shares redeemed:
Investor Class	(398,278)	(743,673)
Class I	(277,337)	(4,069,561)
Net increase (decrease) in capital share transactions	58,185	(4,243,993)

See accompanying Notes to Consolidated Financial Statements

62

AXS Sustainable Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Period October 17, 2020* through September 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$828,398	$2,342,473
Net realized gain (loss) on investments	(411,171)	951,695
Net change in unrealized appreciation/depreciation on investments	(887,699)	864,392
Net increase (decrease) in net assets resulting from operations	(470,472)	4,158,560

Distributions to Shareholders:
Distributions:
Class I	(1,806,646)	(2,357,551)
Total distributions to shareholders	(1,806,646)	(2,357,551)

Capital Transactions:
Net proceeds from shares sold:
Class I	430,000	52,140,340
Reinvestment of distributions:
Class I	192,896	67,580
Cost of shares redeemed:
Class I	(49,755,020)	(1,168,666)
Net increase (decrease) in net assets from capital transactions	(49,132,124)	51,039,254

Total increase (decrease) in net assets	(51,409,242)	52,840,263

Net Assets:
Beginning of period	52,840,263	-
End of period	$1,431,021	$52,840,263

Capital Share Transactions:
Shares sold:
Class I	41,963	5,199,789
Shares reinvested:
Class I	21,748	6,576
Shares redeemed:
Class I	(4,991,474)	(111,556)
Net increase (decrease) in capital share transactions	(4,927,763)	5,094,809

*	Commencement of operations.

See accompanying Notes to Consolidated Financial Statements

63

AXS Thomson Reuters Private Equity Return Tracker Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(11,708)	$(36,582)
Net realized gain on investments and swap contracts	138,761	5,615,745
Net change in unrealized appreciation/depreciation on investments and swap contracts	838,470	45,453
Net increase in net assets resulting from operations	965,523	5,624,616

Distributions to Shareholders:
Distributions:
Class A	(187,364)	(11,023)
Class C	(61,607)	(53,502)
Class I	(7,060,546)	(890,391)
Total distributions to shareholders	(7,309,517)	(954,916)

Capital Transactions:
Net proceeds from shares sold:
Class A	68,456	365,919
Class C	429,809	23,000
Class I	1,762,261	11,879,384
Reinvestment of distributions:
Class A	187,364	11,023
Class C	61,607	53,502
Class I	6,710,716	844,151
Cost of shares redeemed:
Class A2	(131,335)	(84,414)
Class C	(402,664)	(1,201,610)
Class I3	(4,994,496)	(13,112,031)
Net increase (decrease) in net assets from capital transactions	3,691,718	(1,221,076)

Total increase (decrease) in net assets	(2,652,276)	3,448,624

Net Assets:
Beginning of period	25,842,826	22,394,202
End of period	$23,190,550	$25,842,826

Capital Share Transactions:
Shares sold:
Class A	3,959	20,524
Class C	29,043	1,317
Class I	114,172	682,158
Shares reinvested:
Class A	12,824	697
Class C	4,320	3,485
Class I	451,596	52,726
Shares redeemed:
Class A	(9,799)	(4,850)
Class C	(28,685)	(71,834)
Class I	(316,146)	(800,862)
Net increase (decrease) in capital share transactions	261,284	(116,639)

[1]	With the Plan of Reorganization with respect to the Leland Thomson Reuters Private Equity Buyout Index Fund, Class A, Class C, and Class I shareholders received Class A, Class C, and Class I shares of the AXS Thomson Reuters Private Equity Return Tracker Fund, respectively, effective as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[2]	Net of redemption fee proceeds of $0 and $3, respectively.
[3]	Net of redemption fee proceeds of $901 and $3,470, respectively.

See accompanying Notes to Consolidated Financial Statements

64

AXS Thomson Reuters Venture Capital Return Tracker Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,475,332)	$(2,520,842)
Net realized gain (loss) on investments and swap contracts	(67,554,269)	63,177,785
Net change in unrealized appreciation/depreciation on investments and swap contracts	(34,793,616)	8,094,089
Net increase from payment by affiliates (Note 3)	8,347	3,927
Net increase in net assets resulting from operations	(103,814,870)	68,754,959

Distributions to Shareholders:
Distributions:
Class A	(20,127,174)	(13,240,552)
Class C	(2,991,249)	(1,962,054)
Class I	(48,306,816)	(23,679,428)
Total distributions to shareholders	(71,425,239)	(38,882,034)

Capital Transactions:
Net proceeds from shares sold:
Class A	14,639,197	37,247,911
Class C	1,983,324	7,619,615
Class I	75,816,915	153,482,443
Reinvestment of distributions:
Class A	19,793,050	13,091,280
Class C	2,888,966	1,886,193
Class I	46,839,363	22,996,333
Cost of shares redeemed:
Class A2	(21,521,284)	(39,974,916)
Class C3	(5,382,998)	(6,828,995)
Class I4	(104,133,264)	(86,311,291)
Net increase in net assets from capital transactions	30,923,269	103,208,573

Total increase in net assets	(144,316,840)	133,081,498

Net Assets:
Beginning of period	375,175,518	242,094,020
End of period	$230,858,678	$375,175,518

Capital Share Transactions:
Shares sold:
Class A	515,740	1,095,729
Class C	71,663	229,902
Class I	2,753,723	4,378,995
Shares reinvested:
Class A	713,777	438,275
Class C	110,646	66,182
Class I	1,663,330	760,461
Shares redeemed:
Class A	(871,193)	(1,250,854)
Class C	(235,923)	(226,413)
Class I	(4,146,526)	(2,634,485)
Net increase in capital share transactions	575,237	2,857,792

[1]	With the Plan of Reorganization with respect to the Leland Thomson Reuters Venture Capital Index Fund, Class A, Class C, and Class I shareholders received Class A, Class C, and Class I shares of the AXS Thomson Reuters Venture Capital Return Tracker Fund, respectively, effective as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[2]	Net of redemption fee proceeds of $4,038 and $25,603, respectively.
[3]	Net of redemption fee proceeds of $981 and $4,547, respectively.
[4]	Net of redemption fee proceeds of $27,326 and $36,967, respectively.

See accompanying Notes to Consolidated Financial Statements

65

AXS Alternative Growth Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2022	For the Year Ended September 30,	For the Period July 1, 2020 through September 30,	For the Year Ended June 30,
	(Unaudited)	2021	2020**	2020	2019	2018	2017
Net asset value, beginning of period	$13.83	$11.08	$10.33	$11.47	$10.42	$10.36	$10.21
Income from Investment Operations:
Net investment income (loss)[1]	(0.09)	(0.13)	(0.01)	0.01	0.09	(0.07)	(0.11)
Net realized and unrealized gain (loss)	0.30	2.88	0.76	(0.44)	1.41	1.05	0.78
Total from investment operations	0.21	2.75	0.75	(0.43)	1.50	0.98	0.67

Less Distributions:
From net investment income	-	-	-	(0.34)	- [2]	-	(0.26)
From net realized gain	-	-	-	(0.41)	(0.45)	(0.92)	(0.26)
Total distributions	-	-	-	(0.75)	(0.45)	(0.92)	(0.52)

Redemption fee proceeds[1]	- [2]	- [2]	-	0.04	- [2]	- [2]	- [2]

Net asset value, end of period	$14.04	$13.83	$11.08	$10.33	$11.47	$10.42	$10.36

Total return[3]	1.52%[7]	24.82%	7.26%[7]	(4.05)%	15.75%	9.50%	6.79%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$692	$677	$946	$1,282	$1,163	$4,029	$4,098

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	5.24%[8,9]	5.58%[9]	4.83%[8]	2.33%[4]	3.98%[5]	3.36%	3.37%
After fees waived and expenses absorbed	1.24%[8,9]	1.24%[9]	1.24%[8]	1.25%[4]	1.24%[5]	1.45%	1.45%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed	(5.23)%[8]	(5.33)%	(4.05)%[8]	(0.95)%	(1.86)%[5,6]	(2.61)%	(3.00)%
After fees waived and expenses absorbed	(1.23)%[8]	(0.99)%	(0.46)%[8]	0.13%	0.88%[5,6]	(0.70)%	(1.08)%

Portfolio turnover rate	0%[7]	0%	0%[7]	99%	80%	69%	0%

*	Financial information from June 30, 2015 through November 8, 2019 is for the Equinox Ampersand Strategy Fund, which was reorganized into the AXS Alternative Growth Fund as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2020.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[4]	If expenses not included in the expense cap had been excluded, the expense ratios would have been lower by 0.01% for the year ended June 30, 2020.
[5]	Does not include the expenses of other investment companies in which the Fund invests.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
[7]	Not annualized.
[8]	Annualized.
[9]	If interest expense had been excluded, the expense ratios would have remained unchanged for the six months ended March 31, 2022 and for the year ended September 30, 2021.

See accompanying Notes to Consolidated Financial Statements

66

AXS Alternative Growth Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2022	For the Year Ended September 30,	For the Period July 1, 2020 through September 30,	For the Year Ended June 30,
	(Unaudited)	2021	2020**	2020	2019	2018	2017
Net asset value, beginning of period	$14.03	$11.22	$10.44	$11.62	$10.56	$10.43	$10.28
Income from Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.09)	(0.01)	0.04	0.11	(0.04)	(0.09)
Net realized and unrealized gain (loss)	0.31	2.89	0.79	(0.44)	1.45	1.05	0.79
Total from investment operations	0.24	2.80	0.78	(0.40)	1.56	1.01	0.70

Less Distributions:
From net investment income	-	-	-	(0.37)	(0.05)	-	(0.29)
From net realized gain	-	-	-	(0.41)	(0.45)	(0.92)	(0.26)
Total distributions	-	-	-	(0.78)	(0.50)	(0.92)	(0.55)

Redemption fee proceeds[1]	- [2]	0.01	- [2]	- [2]	- [2]	0.04	-

Net asset value, end of period	$14.27	$14.03	$11.22	$10.44	$11.62	$10.56	$10.43

Total return[3]	1.71%[7]	25.04%	7.47%[7]	(4.13)%	16.19%	10.15%	7.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,146	$2,739	$7,026	$5,770	$5,503	$7,758	$2,458

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	4.99%[8,9]	5.33%[9]	4.58%[8]	2.08%[4]	3.57%[5]	3.32%	3.11%
After fees waived and expenses absorbed	0.99%[8,9]	0.99%[9]	0.99%[8]	1.00%[4]	0.99%[5]	1.20%	1.20%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed	(4.98)%[8]	(5.08)%	(3.80)%[8]	(0.70)%	(1.50)%[5,6]	(2.53)%	(2.74)%
After fees waived and expenses absorbed	(0.98)%[8]	(0.74)%	(0.21)%[8]	0.38%	1.08%[5,6]	(0.41)%	(0.83)%

Portfolio turnover rate	0%[7]	0%	0%[7]	99%	80%	69%	0%

*	Financial information from June 30, 2015 through November 8, 2019 is for the Equinox Ampersand Strategy Fund, which was reorganized into the AXS Alternative Growth Fund as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
**	Fiscal year end changed to September 30, effective July 1, 2020.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If expenses not included in the expense cap had been excluded, the expense ratios would have been lower by 0.01% for the year ended June 30, 2020.
[5]	Does not include the expenses of other investment companies in which the Fund invests.
[6]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
[7]	Not annualized.
[8]	Annualized.
[9]	If interest expense had been excluded, the expense ratios would have remained unchanged for the six months ended March 31, 2022 and for the year ended September 30, 2021.

See accompanying Notes to Consolidated Financial Statements

67

AXS Chesapeake Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2022	For the Year Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.21	$9.42	$11.26	$12.54	$11.77	$11.90
Income from Investment Operations:
Net investment income (loss)[1]	(0.12)	(0.20)	(0.02)	0.03	(0.11)	(0.10)
Net realized and unrealized gain (loss)	1.57	2.99	(1.45)	(1.21)	0.88	(0.03)
Total from investment operations	1.45	2.79	(1.47)	(1.18)	0.77	(0.13)

Less Distributions:
From net investment income	(2.07)	-	(0.37)	(0.05)	-	-
From net realized gain	-	-	-	(0.05)	-	-
Total distributions	(2.07)	-	(0.37)	(0.10)	-	-

Net increase from payment by affiliates (Note 3)	-	-	0.00 [2]	-	-	-

Net asset value, end of period	$11.59	$12.21	$9.42	$11.26	$12.54	$11.77

Total return[3]	14.46%[4]	29.62%	(13.31)%	(9.40)%	6.54%	(1.09)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,170	$3,799	$3,376	$5,048	$5,799	$1,181

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	2.94%[6]	3.36%	2.35%	2.24%	2.04%	1.86%
After fees waived and expenses absorbed[5]	2.10%[6]	2.10%	2.12%	2.10%	2.10%	1.42%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.93)%[6]	(2.96)%	(0.44)%	0.11%	(0.84)%	(1.32)%
After fees waived and expenses absorbed	(2.09)%[6]	(1.70)%	(0.21)%	0.25%	(0.90)%	(0.88)%

Portfolio turnover rate	0%[4]	0%	0%	36%	13%	0%

*	Financial information from September 30, 2015 through November 8, 2019 is for the Equinox Chesapeake Strategy Fund, which was reorganized into the AXS Chesapeake Strategy Fund as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	If reorganizational costs and interest expense had been excluded, the expense ratios would have been lower by 0% for the six months ended March 31, 2022 and 0%, 0.02%, 0%, 0%, and 0% for years ended September 30, 2021, 2020, 2019, 2018, and 2017, respectively.
[6]	Annualized.

See accompanying Notes to Consolidated Financial Statements

68

AXS Chesapeake Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class C*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2022	For the Year Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.85	$9.21	$10.98	$12.26	$11.59	$11.81
Income from Investment Operations:
Net investment loss[1]	(0.16)	(0.27)	(0.10)	(0.05)	(0.20)	(0.19)
Net realized and unrealized gain (loss)	1.66	2.91	(1.41)	(1.18)	0.87	(0.03)
Total from investment operations	1.50	2.64	(1.51)	(1.23)	0.67	(0.22)

Less Distributions:
From net investment income	(1.09)	-	(0.26)	-	-	-
From net realized gain	-	-	-	(0.05)	-	-
Total distributions	(1.09)	-	(0.26)	(0.05)	-	-

Net increase from payment by affiliates (Note 3)	-	-	0.00 [2]	-	-	-

Net asset value, end of period	$12.26	$11.85	$9.21	$10.98	$12.26	$11.59

Total return[3]	13.99%[4]	28.66%	(13.96)%	(10.04)%	5.78%	(1.86)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,354	$271	$309	$592	$931	$514

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	3.69%[6]	4.11%	3.10%	2.99%	2.81%	2.90%
After fees waived and expenses absorbed[5]	2.85%[6]	2.85%	2.87%	2.85%	2.85%	2.24%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(3.68)%[6]	(3.71)%	(1.19)%	(0.63)%	(1.61)%	(2.34)%
After fees waived and expenses absorbed	(2.84)%[6]	(2.45)%	(0.96)%	(0.49)%	(1.65)%	(1.68)%

Portfolio turnover rate	0%[4]	0%	0%	36%	13%	0%

*	Financial information from September 30, 2015 through November 8, 2019 is for the Equinox Chesapeake Strategy Fund, which was reorganized into the AXS Chesapeake Strategy Fund as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If reorganizational costs and interest expense had been excluded, the expense ratios would have been lower by 0% for the six months ended March 31, 2022 and 0%, 0.02%, 0%, 0%, and 0% for years ended September 30, 2021, 2020, 2019, 2018, and 2017, respectively.
[6]	Annualized.

See accompanying Notes to Consolidated Financial Statements

69

AXS Chesapeake Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2022	For the Year Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.34	$9.50	$11.35	$12.65	$11.83	$11.93
Income from Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.17)	- [2]	0.05	(0.08)	(0.08)
Net realized and unrealized gain (loss)	1.60	3.01	(1.45)	(1.22)	0.90	(0.02)
Total from investment operations	1.49	2.84	(1.45)	(1.17)	0.82	(0.10)

Less Distributions:
From net investment income	(2.10)	-	(0.40)	(0.08)	-	-
From net realized gain	-	-	-	(0.05)	-	-
Total distributions	(2.10)	-	(0.40)	(0.13)	-	-

Net increase from payment by affiliates (Note 3)	-	-	- [2]	-	-	-

Net asset value, end of period	$11.73	$12.34	$9.50	$11.35	$12.65	$11.83

Total return[3]	14.66%[4]	29.89%	(13.07)%	(9.23)%	6.93%	(0.84)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,111	$14,723	$11,955	$90,105	$158,876	$51,427

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	2.69%[6]	3.11%	2.10%	1.98%	1.81%	1.87%
After fees waived and expenses absorbed[5]	1.85%[6]	1.85%	1.87%	1.85%	1.85%	1.24%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.68)%[6]	(2.71)%	(0.19)%	0.36%	(0.56)%	(1.31)%
After fees waived and expenses absorbed	(1.84)%[6]	(1.45)%	0.04%	0.49%	(0.60)%	(0.68)%

Portfolio turnover rate	0%[4]	0%	0%	36%	13%	0%

*	Financial information from September 30, 2015 through November 8, 2019 is for the Equinox Chesapeake Strategy Fund, which was reorganized into the AXS Chesapeake Strategy Fund as of the close of business on November 8, 2019. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If reorganizational costs and interest expense had been excluded, the expense ratios would have been lower by 0% for the six months ended March 31, 2022 and 0%, 0.02%, 0%, 0%, and 0% for years ended September 30, 2021, 2020, 2019, 2018, and 2017, respectively.
[6]	Annualized.

70

AXS Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2022	For the Year Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$5.78	$6.07	$9.24	$8.08	$8.05	$8.82
Income from Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.11)	(0.04)	0.02	(0.08)	(0.12)
Net realized and unrealized gain (loss)	(0.17)	(0.18)[2]	(2.05)	1.14	0.11	(0.36)
Total from investment operations	(0.23)	(0.29)	(2.09)	1.16	0.03	(0.48)

Less Distributions:
From net investment income	-	-	(1.02)	-	-	(0.11)
From net realized gain	-	-	-	-	-	(0.04)
From return of capital	-	-	(0.06)	-	-	(0.14)
Total distributions	-	-	(1.08)	-	-	(0.29)

Redemption fee proceeds[1]	- [3]	- [3]	- [3]	- [3]	- [3]	- [3]

Net asset value, end of period	$5.55	$5.78	$6.07	$9.24	$8.08	$8.05

Total return[4]	(3.98)%[5]	(4.78)%	(25.22)%	14.36%	0.37%	(5.67)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,446	$7,220	$13,632	$33,150	$31,434	$72,169

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.08%[6]	2.36%	2.02%	1.91%	1.93%	1.97%
After fees waived and expenses absorbed	1.95%[6]	1.95%	1.94%	1.94%	1.95%	1.95%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(3.08)%[6]	(2.14)%	(0.62)%	0.24%	(0.99)%	(1.48)%
After fees waived and expenses absorbed	(1.95)%[6]	(1.73)%	(0.54)%	0.21%	(1.01)%	(1.46)%

Portfolio turnover rate	0%[5]	0%	15%	11%	75%	78%

*	Financial information from October 1, 2016 through January 24, 2020 is for the Equinox MutualHedge Futures Strategy Fund, which was reorganized into the AXS Managed Futures Strategy Fund as of the close of business on January 24, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
[3]	Amount represents less than $0.005 per share.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

71

AXS Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class C*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2022	For the Year Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$5.41	$5.73	$8.77	$7.72	$7.75	$8.50
Income from Investment Operations:
Net investment loss[1]	(0.07)	(0.14)	(0.09)	(0.04)	(0.13)	(0.18)
Net realized and unrealized gain (loss)	(0.16)	(0.18)[2]	(1.95)	1.09	0.10	(0.35)
Total from investment operations	(0.23)	(0.32)	(2.04)	1.05	(0.03)	(0.53)

Less Distributions:
From net investment income	-	-	(0.94)	-	-	(0.04)
From net realized gain	-	-	-	-	-	(0.04)
From return of capital	-	-	(0.06)	-	-	(0.14)
Total distributions	-	-	(1.00)	-	-	(0.22)

Redemption fee proceeds[1]	-	- [3]	- [3]	- [3]	- [3]	- [3]

Net asset value, end of period	$5.18	$5.41	$5.73	$8.77	$7.72	$7.75

Total return[4]	(4.25)%[5]	(5.58)%	(25.80)%	13.60%	(0.39)%	(6.41)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,679	$6,443	$10,945	$20,892	$27,921	$32,203

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.83%[6]	3.11%	2.77%	2.66%	2.68%	2.73%
After fees waived and expenses absorbed	2.70%[6]	2.70%	2.69%	2.69%	2.70%	2.70%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(3.83)%[6]	(2.89)%	(1.37)%	(0.51)%	(1.67)%	(2.24)%
After fees waived and expenses absorbed	(2.70)%[6]	(2.48)%	(1.29)%	(0.54)%	(1.69)%	(2.21)%

Portfolio turnover rate	0%[5]	0%	15%	11%	75%	78%

*	Financial information from October 1, 2016 through January 24, 2020 is for the Equinox MutualHedge Futures Strategy Fund, which was reorganized into the AXS Managed Futures Strategy Fund as of the close of business on January 24, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
[3]	Amount represents less than $0.005 per share.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge "(CDSC)" of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the Sales charge was included, total returns would be lower.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

72

AXS Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2022	For the Year Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$5.88	$6.16	$9.36	$8.16	$8.12	$8.89
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.09)	(0.02)	0.04	(0.05)	(0.10)
Net realized and unrealized gain (loss)	(0.18)	(0.19)[2]	(2.08)	1.16	0.09	(0.36)
Total from investment operations	(0.23)	(0.28)	(2.10)	1.20	0.04	(0.46)

Less Distributions:
From net investment income	-	-	(1.04)	-	-	(0.13)
From net realized gain	-	-	-	-	-	(0.04)
From return of capital	-	-	(0.06)	-	-	(0.14)
Total distributions	-	-	(1.10)	-	-	(0.31)

Redemption fee proceeds[1]	- [3]	- [3]	- [3]	- [3]	- [3]	- [3]

Net asset value, end of period	$5.65	$5.88	$6.16	$9.36	$8.16	$8.12

Total return[4]	(3.91)%[5]	(4.55)%	(25.01)%	14.71%	0.49%	(5.37)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,517	$28,677	$91,638	$200,948	$202,274	$152,690

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.83%[6]	2.11%	1.77%	1.66%	1.67%	1.74%
After fees waived and expenses absorbed	1.70%[6]	1.70%	1.69%	1.69%	1.70%	1.70%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.83)%[6]	(1.89)%	(0.37)%	0.49%	(0.59)%	(1.26)%
After fees waived and expenses absorbed	(1.70)%[6]	(1.48)%	(0.29)%	0.46%	(0.62)%	(1.22)%

Portfolio turnover rate	0%[5]	0%	15%	11%	75%	78%

*	Financial information from October 1, 2016 through January 24, 2020 is for the Equinox MutualHedge Futures Strategy Fund, which was reorganized into the AXS Managed Futures Strategy Fund as of the close of business on January 24, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
[3]	Amount represents less than $0.005 per share.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

73

AXS Multi-Strategy Alternatives Fund
FINANCIAL HIGHLIGHTS
Investor Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2022	For the Year Ended September 30,	For the Period May 1, 2020 through September 30,	For the Year Ended April 30,
	(Unaudited)	2021	2020**	2020	2019	2018	2017
Net asset value, beginning of period	$14.37	$11.12	$9.95	$11.49	$13.28	$12.80	$11.56
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.11)	(0.03)	(0.03)	- [2]	0.03	0.04
Net realized and unrealized gain (loss)	0.14	3.36	1.20	(1.41)	0.61	2.15	1.64
Total from investment operations	0.10	3.25	1.17	(1.44)	0.61	2.18	1.68

Less Distributions:
From net investment income	-	-	-	-	-	(0.05)	-
From net realized gain	(3.07)	-	-	(0.10)	(2.40)	(1.65)	(0.44)
Total distributions	(3.07)	-	-	(0.10)	(2.40)	(1.70)	(0.44)

Net asset value, end of period	$11.40	$14.37	$11.12	$9.95	$11.49	$13.28	$12.80

Total return[3]	(0.38)%[5]	29.23%	11.76%[5]	(12.66)%[4]	5.34%	17.25%	14.70%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,560	$10,546	$12,941	$14,586	$97,281	$84,790	$81,999

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.11%[6]	2.14%	1.66%[6]	1.58%	1.68%	1.64%	1.62%
After fees waived and expenses absorbed	1.68%[6]	1.68%	1.66%[6]	1.58%	1.68%	1.64%	1.62%

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.06)%[6]	(1.34)%	(0.75)%[6]	(0.30)%	(0.02)%	0.24%	0.31%
After fees waived and expenses absorbed	(0.63)%[6]	(0.88)%	(0.75)%[6]	(0.30)%	(0.02)%	0.24%	0.31%

Portfolio turnover rate	242%[5]	419%	193%[5]	727%	838%	534%	318%

*	Financial information from April 30, 2016 through October 18, 2019 is for the KCM Macro Trends Fund, which was reorganized into the AXS Multi-Strategy Alternatives Fund as of the close of business on October 18, 2019. On February 1, 2022, Class R-1 shares were re-designated into Investor Class Shares. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
**	Fiscal year end changed to September 30, effective May 1, 2020.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	A predecessor affiliate reimbursed the Fund $43,948 for losses on pricing error. The payment had a positive 0.09% impact to the total return.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

74

AXS Multi-Strategy Alternatives Fund
FINANCIAL HIGHLIGHTS
Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2022	For the Year Ended September 30,	For the Period May 1, 2020 through September 30,	For the Year Ended April 30,			For the Period March 20, 2017**through April 30,
	(Unaudited)	2021	2020***	2020	2019	2018	2017
Net asset value, beginning of period	$14.43	$11.16	$9.97	$11.53	$13.28	$12.80	$12.77
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.09)	(0.02)	- [2]	0.02	0.04	- [2]
Net realized and unrealized gain (loss)	0.14	3.36	1.21	(1.41)	0.63	2.18	0.03
Total from investment operations	0.11	3.27	1.19	(1.41)	0.65	2.22	0.03

Less Distributions:
From net investment income	-	-	-	(0.05)	-	(0.09)	-
From net realized gain	(3.07)	-	-	(0.10)	(2.40)	(1.65)	-
Total distributions	(3.07)	-	-	(0.15)	(2.40)	(1.74)	-

Net asset value, end of period	$11.47	$14.43	$11.16	$9.97	$11.53	$13.28	$12.80

Total return[3]	(0.31)%[4]	29.30%	11.94%[4]	(12.43)%[7]	5.65%	17.49%	0.23%[4]

Ratios and Supplemental Data:
Net assets, end of period[6]	$8,013	$9,490,282	$49,924,822	$43,876,547	$467,278	$563,187	$15

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.86%[5]	1.89%	1.41%[5]	1.31%	1.51%	1.63%	1.37%[5]
After fees waived and expenses absorbed	1.51%[5]	1.51%	1.41%[5]	1.31%	1.51%	1.63%	1.37%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.81)%[5]	(1.09)%	(0.50)%[5]	(0.03)%	0.18%	0.31%	0.00%[5]
After fees waived and expenses absorbed	(0.46)%[5]	(0.71)%	(0.50)%[5]	(0.03)%	0.18%	0.31%	0.00%[5]

Portfolio turnover rate	242%[4]	419%	193%[4]	727%	838%	534%	318%[4]

*	Financial information from March 20, 2017 through October 18, 2019 is for the KCM Macro Trends Fund, which was reorganized into the AXS Multi-Strategy Alternatives Fund as of the close of business on October 18, 2019. On October 21, 2019, Institutional Class shares were re-designated into Class I Shares. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
**	Commencement of operations.
***	Fiscal year end changed to September 30, effective May 1, 2020.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Amount is actual; not presented in thousands.
[7]	Payment by a predecessor affiliate had no impact to the total return.

See accompanying Notes to Consolidated Financial Statements.

75

AXS Sustainable Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Period October 17, 2020* through September 30, 2021

Net asset value, beginning of period	$10.37	$10.00
Income from Investment Operations:
Net investment income [1]	0.24	0.47
Net realized and unrealized gain (loss)	(0.45)	0.36
Total from investment operations	(0.21)	0.83

Less Distributions:
From net investment income	(1.40)	(0.46)
From net realized gain	(0.19)	-
Total distributions	(1.59)	(0.46)

Net asset value, end of period	$8.57	$10.37

Total return [2]	(2.06%)[3]	8.42%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,431	$52,840

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.36%[4]	1.11%[4]
After fees waived and expenses absorbed	0.99%[4]	0.99%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	4.27%[4]	4.62%[4]
After fees waived and expenses absorbed	4.64%[4]	4.74%[4]

Portfolio turnover rate	19%[3]	114%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

76

AXS Thomson Reuters Private Equity Return Tracker Fund
FINANCIAL HIGHLIGHTS
Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2022	For the Year Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$17.43	$14.05	$12.70	$13.97	$11.83	$10.28
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.06)	0.03	0.06	0.04	0.06
Net realized and unrealized gain (loss)	1.08	4.11	1.32	(0.46)	2.66	1.64
Total from investment operations	1.05	4.05	1.35	(0.40)	2.70	1.70

Less Distributions:
Return of capital	-	-	-	(0.02)	-	-
From net investment income	(1.33)	-	-	-	(0.22)	-
From net realized gain	(3.93)	(0.67)	-	(0.85)	(0.35)	(0.15)
Total distributions	(5.26)	(0.67)	-	(0.87)	(0.57)	(0.15)

Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	0.01	-

Net asset value, end of period	$13.22	$17.43	$14.05	$12.70	$13.96	$11.83

Total return[3]	3.12%[4]	29.35%	10.63%	(1.99)%	23.41%	16.71%

Ratios and Supplemental Data:
Net assets, end of period[5]	$531,573	$579,282	$237,027	$1,722,198	$1,123,625	$727,863

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.50%[6]	2.29%	1.94%	2.05%	2.05%	2.06%
After fees waived and expenses absorbed	1.75%[6]	1.78%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.07)%[6]	(0.87)%	0.04%	0.23%	0.03%	0.19%
After fees waived and expenses absorbed	(0.32)%[6]	(0.36)%	0.23%	0.53%	0.33%	0.50%

Portfolio turnover rate	23%[4]	100%	78%	72%	38%	48%

*	Financial information from October 1, 2016 through November 20, 2020 is for the Leland Thomson Reuters Private Equity Buyout Index Fund, which was reorganized into the AXS Thomson Reuters Private Equity Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Amount is actual; not presented in thousands.
[6]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

77

AXS Thomson Reuters Private Equity Return Tracker Fund
FINANCIAL HIGHLIGHTS
Class C*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2022	For the Year Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$16.82	$13.67	$12.46	$13.82	$11.71	$10.26
Income from Investment Operations:
Net investment loss[1]	(0.08)	(0.18)	(0.07)	(0.03)	(0.05)	(0.04)
Net realized and unrealized gain (loss)	1.01	4.00	1.28	(0.46)	2.63	1.64
Total from investment operations	0.93	3.82	1.21	(0.49)	2.58	1.60

Less Distributions:
Return of capital	-	-	-	(0.02)	-	-
From net investment income	(0.95)	-	-	-	(0.12)	-
From net realized gain	(3.93)	(0.67)	-	(0.85)	(0.35)	(0.15)
Total distributions	(4.88)	(0.67)	-	(0.87)	(0.47)	(0.15)

Redemption fee proceeds[1]	-	-	- [2]	- [2]	-	-

Net asset value, end of period	$12.87	$16.82	$13.67	$12.46	$13.82	$11.71

Total return[3]	2.70%[4]	28.36%	9.71%	(2.70)%	22.42%	15.76%

Ratios and Supplemental Data:
Net assets, end of period[5]	$218,155	$206,331	$1,084,258	$500,680	$664,524	$109,775

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.25%[6]	3.04%	2.69%	2.80%	2.80%	2.81%
After fees waived and expenses absorbed	2.50%[6]	2.53%	2.50%	2.50%	2.50%	2.50%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.82)%[6]	(1.62)%	(0.71)%	(0.52)%	(0.70)%	(0.67)%
After fees waived and expenses absorbed	(1.07)%[6]	(1.11)%	(0.52)%	(0.22)%	(0.40)%	(0.36)%

Portfolio turnover rate	23%[4]	100%	78%	72%	38%	48%

*	Financial information from October 1, 2016 through November 20, 2020 is for the Leland Thomson Reuters Private Equity Buyout Index Fund, which was reorganized into the AXS Thomson Reuters Private Equity Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the Sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Amount is actual; not presented in thousands.
[6]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

78

AXS Thomson Reuters Private Equity Return Tracker Fund
FINANCIAL HIGHLIGHTS
Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2022	For the Year Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$17.67	$14.20	$12.81	$14.05	$11.88	$10.30
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.02)	0.06	0.09	0.08	0.08
Net realized and unrealized gain (loss)	1.08	4.16	1.33	(0.46)	2.68	1.65
Total from investment operations	1.07	4.14	1.39	(0.37)	2.76	1.73

Less Distributions:
Return of capital	-	-	-	(0.02)	-	-
From net investment income	(1.36)	-	-	-	(0.24)	-
From net realized gain	(3.93)	(0.67)	-	(0.85)	(0.35)	(0.15)
Total distributions	(5.29)	(0.67)	-	(0.87)	(0.59)	(0.15)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$13.45	$17.67	$14.20	$12.81	$14.05	$11.88

Total return[3]	3.19%[4]	29.68%	10.85%	(1.75)%	23.71%	16.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$22,441	$25,057	$21,073	$17,336	$18,108	$9,884

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.25%[5]	2.04%	1.69%	1.80%	1.80%	1.81%
After fees waived and expenses absorbed	1.50%[5]	1.53%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.82)%[5]	(0.62)%	0.29%	0.48%	0.29%	0.39%
After fees waived and expenses absorbed	(0.07)%[5]	(0.11)%	0.48%	0.78%	0.59%	0.70%

Portfolio turnover rate	23%[4]	100%	78%	72%	38%	48%

*	Financial information from October 1, 2016 through November 20, 2020 is for the Leland Thomson Reuters Private Equity Buyout Index Fund, which was reorganized into the AXS Thomson Reuters Private Equity Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

79

AXS Thomson Reuters Venture Capital Return Tracker Fund
FINANCIAL HIGHLIGHTS
Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2022	For the Year Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$35.13	$31.14	$18.26	$19.88	$14.73	$11.50
Income from Investment Operations:
Net investment loss[1]	(0.15)	(0.34)	(0.18)	(0.09)	(0.15)	(0.10)
Net realized and unrealized gain (loss)	(7.83)	9.73	13.04	(0.45)	6.87	3.77
Net increase from payment by affiliates (Note 3)	- [2]	- [2]	-	-	-	-
Total from investment operations	(7.98)	9.39	12.86	(0.54)	6.72	3.67

Less Distributions:
From net investment income	(2.56)	-	-	-	(0.36)	-
From net realized gain	(4.11)	(5.41)	-	(1.08)	(1.23)	(0.44)
Total distributions	(6.67)	(5.41)	-	(1.08)	(1.59)	(0.44)

Redemption fee proceeds[1]	- [2]	0.01	0.02	- [2]	0.02	-

Net asset value, end of period	$20.48	$35.13	$31.14	$18.26	$19.88	$14.73

Total return[3]	(27.69)%[4]	33.23%	70.54%	(1.84)%	49.63%	33.24%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$67,514	$103,229	$82,691	$37,779	$41,820	$1,519

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.94%[5]	1.85%	1.89%	2.06%	1.99%	1.99%
After fees waived and expenses absorbed	1.75%[5]	1.76%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.23)%[5]	(1.11)%	(0.90)%	(0.83)%	(1.06)%	(0.96)%
After fees waived and expenses absorbed	(1.04)%[5]	(1.02)%	(0.76)%	(0.52)%	(0.82)%	(0.72)%

Portfolio turnover rate	49%[4]	100%	115%	115%	47%	88%

*	Financial information from October 1, 2016 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS Thomson Reuters Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

80

AXS Thomson Reuters Venture Capital Return Tracker Fund
FINANCIAL HIGHLIGHTS
Class C*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2022	For the Year Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$33.33	$29.98	$17.71	$19.46	$14.52	$11.43
Income from Investment Operations:
Net investment loss[1]	(0.24)	(0.57)	(0.34)	(0.22)	(0.28)	(0.20)
Net realized and unrealized gain (loss)	(7.38)	9.32	12.60	(0.45)	6.78	3.73
Net increase from payment by affiliates (Note 3)	- [2]	- [2]	-	-	-	-
Total from investment operations	(7.62)	8.75	12.26	(0.67)	6.50	3.53

Less Distributions:
From net investment income	(2.36)	-	-	-	(0.34)	-
From net realized gain	(4.11)	(5.41)	-	(1.08)	(1.23)	(0.44)
Total distributions	(6.47)	(5.41)	-	(1.08)	(1.57)	(0.44)

Redemption fee proceeds[1]	- [2]	0.01	0.01	- [2]	0.01	-

Net asset value, end of period	$19.24	$33.33	$29.98	$17.71	$19.46	$14.52

Total return[3]	(27.97)%[4]	32.26%	69.28%	(2.59)%	48.59%	32.19%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,499	$14,776	$11,205	$5,315	$6,198	$98

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.69%[5]	2.60%	2.64%	2.81%	2.74%	2.74%
After fees waived and expenses absorbed	2.50%[5]	2.51%	2.50%	2.50%	2.50%	2.50%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.98)%[5]	(1.86)%	(1.64)%	(1.58)%	(1.81)%	(1.74)%
After fees waived and expenses absorbed	(1.79)%[5]	(1.77)%	(1.50)%	(1.27)%	(1.57)%	(1.50)%

Portfolio turnover rate	49%[4]	100%	115%	115%	47%	88%

*	Financial information from October 1, 2016 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS Thomson Reuters Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the Sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

81

AXS Thomson Reuters Venture Capital Return Tracker Fund
FINANCIAL HIGHLIGHTS
Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2022	For the Year Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$35.63	$31.45	$18.40	$19.97	$14.79	$11.51
Income from Investment Operations:
Net investment loss[1]	(0.11)	(0.26)	(0.12)	(0.05)	(0.10)	(0.06)
Net realized and unrealized gain (loss)	(7.96)	9.84	13.16	(0.44)	6.88	3.78
Net increase from payment by affiliates (Note 3)	- [2]	- [2]	-	-	-	-
Total from investment operations	(8.07)	9.58	13.04	(0.49)	6.78	3.72

Less Distributions:
From net investment income	(2.64)	-	-	-	(0.37)	-
From net realized gain	(4.11)	(5.41)	-	(1.08)	(1.23)	(0.44)
Total distributions	(6.75)	(5.41)	-	(1.08)	(1.60)	(0.44)

Redemption fee proceeds[1]	- [2]	0.01	0.01	- [2]	- [2]	-

Net asset value, end of period	$20.81	$35.63	$31.45	$18.40	$19.97	$14.79

Total return[3]	(27.60)%[4]	33.54%	70.92%	(1.57)%	49.75%	33.66%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$155,846	$257,170	$148,199	$59,881	$54,377	$12,191

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.69%[5]	1.60%	1.64%	1.81%	1.74%	1.74%
After fees waived and expenses absorbed	1.50%[5]	1.51%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.98)%[5]	(0.86)%	(0.66)%	(0.59)%	(0.78)%	(0.72)%
After fees waived and expenses absorbed	(0.79)%[5]	(0.77)%	(0.52)%	(0.28)%	(0.54)%	(0.48)%

Portfolio turnover rate	49%[4]	100%	115%	115%	47%	88%

*	Financial information from October 1, 2016 through November 20, 2020 is for the Leland Thomson Reuters Venture Capital Index Fund, which was reorganized into the AXS Thomson Reuters Venture Capital Return Tracker Fund as of the close of business on November 20, 2020. See Note 1 in the accompanying Notes to Consolidated Financial Statements.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Consolidated Financial Statements.

82

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

Note 1 – Organization

AXS Alternative Growth Fund (the ‘‘Alternative Growth Fund’’), AXS Chesapeake Strategy Fund (the “Chesapeake Strategy Fund”), AXS Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”), AXS Multi-Strategy Alternatives Fund (the “Multi-Strategy Alternatives Fund”), AXS Sustainable Income Fund (the “Sustainable Income Fund”), AXS Thomson Reuters Private Equity Return Tracker Fund (the “Thomson Reuters Private Equity Return Tracker Fund”) and AXS Thomson Reuters Venture Capital Return Tracker Fund (the “Thomson Reuters Venture Capital Return Tracker Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund, other than the Alternative Growth Fund, the Multi-Strategy Alternatives Fund, and the Sustainable Income Fund, is authorized to, and currently offers three classes of shares, Class A, Class C, and Class I. The Alternative Growth Fund currently offers two classes of shares, Class A and Class I. The Multi-Strategy Alternatives Fund currently offers two classes of shares, Class R-1 and Class I. The Sustainable Income Fund currently offers one class of shares, Class I. Class A Shares of the Sustainable Income Fund are not currently available.

The Alternative Growth Fund’s investment objective is to seek to achieve returns and volatility comparable to the S&P 500® Total Return Index, while seeking to avoid the full impact of downside risk. Effective July 1, 2020, the Alternative Growth Fund changed fiscal year end from June 30th to September 30th.

The Alternative Growth Fund commenced investment operations on November 11, 2019 with Class A shares and Class I shares. Prior to that date, the Alternative Growth Fund acquired the assets and assumed the liabilities of the Equinox Ampersand Strategy Fund (the "Alternative Growth Predecessor Fund"), a series of Equinox Funds Trust, which offered two classes of shares, Class A shares and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on June 14, 2019, by the Board of Equinox Funds Trust on July 1, 2019, and by beneficial owners of the Alternative Growth Predecessor Fund on October 17, 2019. The tax-free reorganization was accomplished on November 8, 2019. As a result of the reorganization, the Alternative Growth Fund assumed the performance and accounting history of the Alternative Growth Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Alternative Growth Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Alternative Growth Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	146,943	$1,754,296
Class I	1,488,202	18,014,396

The net unrealized appreciation of investments transferred was $653,641 as of the date of the acquisition.

The Chesapeake Strategy Fund’s investment objective is to achieve long-term capital appreciation.

The Chesapeake Strategy Fund commenced investment operations on November 11, 2019 with Class A shares, Class C Shares and Class I shares. Prior to that date, the Chesapeake Strategy Fund acquired the assets and assumed the liabilities of the Equinox Chesapeake Strategy Fund (the “Chesapeake Strategy Predecessor Fund”), a series of Equinox Funds Trust, which offered three class of shares, Class A, Class C, and Class I shares. On November 6, 2019, beneficial owners of the Chesapeake Strategy Predecessor Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the AXS Chesapeake Strategy Fund. The Plan of Reorganization was approved by the Trust’s Board on June 14, 2019 and by the Equinox Funds Trust Board on July 1, 2019. The tax-free reorganization was accomplished on November 8, 2019. As a result of the reorganization, the Chesapeake Strategy Fund assumed the performance and accounting history of the Chesapeake Strategy Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Chesapeake Strategy Predecessor Fund.

83

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Chesapeake Strategy Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	455,380	$4,835,786
Class C	52,298	541,044
Class I	7,369,196	78,929,398

The net unrealized depreciation of investments transferred was $2,540,824 as of the date of the acquisition.

On November 3, 2021, based on the recommendation of the Advisor, the Trust’s Board approved the reorganization of the AXS Aspect Core Diversified Strategy Fund (the “Aspect Core Fund”) into the Chesapeake Strategy Fund.  The Board called and held a meeting of shareholders of Aspect Core Fund on December 15, 2021, where shareholders approved the reorganization. The purpose of the reorganization was to combine two funds within the Trust with similar investment objectives and strategies.  The reorganization provided for the transfer of assets of the Aspect Core Fund (the “Target Fund”) to the Chesapeake Strategy Fund (the Acquiring Fund”) and the assumption of the liabilities of the Aspect Core Fund by the Chesapeake Strategy Fund.  Following the reorganization, the Chesapeake Strategy Fund held the assets of the Aspect Core Fund.  The reorganization was effective as of the close of business on December 17, 2021.  The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Aspect Core Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	83,620	$839,543
Class C	180,850	1,924,244
Class I	295,670	3,001,051

The Managed Futures Strategy Fund’s investment objective is to seek capital appreciation in both rising and falling (bull and bear) equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500 Index.

The Managed Futures Strategy Fund commenced investment operations on January 27, 2020 with Class A shares, Class C shares, and Class I shares. Prior to that date, the Managed Futures Strategy Fund acquired the assets and assumed the liabilities of the Equinox MutualHedge Futures Strategy Fund (the "Managed Futures Strategy Predecessor Fund"), a series of Northern Lights Fund Trust, which offered three classes of shares, Class A shares, Class C shares, and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on June 14, 2019, by the Board of Equinox Funds Trust on June 17, 2019, and by beneficial owners of the Managed Futures Strategy Predecessor Fund on December 20, 2019. The tax-free reorganization was accomplished on January 24, 2020. As a result of the reorganization, the Managed Futures Strategy Fund assumed the performance and accounting history of the Managed Futures Strategy Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Managed Futures Strategy Predecessor Fund.

84

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Managed Futures Strategy Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	3,732,844	$29,812,110
Class C	2,500,224	18,932,788
Class I	24,003,504	194,134,986

The net unrealized appreciation of investments transferred was $27,079,696 as of the date of the acquisition.

The Multi-Strategy Alternatives Fund’s investment objective is long-term growth of capital. As a secondary goal, the Fund seeks to manage volatility and market risk. Effective May 1, 2020, the Multi-Strategy Alternatives Fund changed fiscal year end from April 30th to September 30th.

The Multi-Strategy Alternatives Fund commenced investment operations on October 21, 2019 with Investor Class (previously R-1 Class Shares) and Class I shares. Prior to that date, the Multi-Strategy Alternatives Fund acquired the assets and assumed the liabilities of the KCM Macro Trends Fund (the "Multi-Strategy Alternatives Predecessor Fund"), a series of Northern Lights Fund Trust, which offered two classes of shares, Investor Class (previously R-1 Class Shares) and Institutional Class, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trusts Board on June 14, 2019, by the Board of Northern Lights Fund Trust on June 17, 2019, and by beneficial owners of the Multi-Strategy Alternatives Predecessor Fund on October 17, 2019. The tax-free reorganization was accomplished on October 18, 2019. Upon closing of the Plan of Reorganization, Institutional Class shares were designated to Class I shares. As a result of the reorganization, the Multi-Strategy Alternatives Fund assumed the performance and accounting history of the Multi-Strategy Alternatives Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Multi-Strategy Alternatives Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Multi-Strategy Alternatives Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Investor Class*	7,643,433	$84,119,077
Class I	67,002	740,865

*	Previously R-1 Class Shares.

The net unrealized appreciation of investments transferred was $2,594,449 as of the date of the acquisition.

The Sustainable Income Fund’s investment objective is to seek to generate current income.

85

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

The Sustainable Income Fund commenced investment operations on October 19, 2020 with Class I shares. Prior to that date, its only activity was a transfer of 101,960 newly issued shares of the Fund’s Class I in exchange for the net assets of the SKY Harbor Short Duration High Yield Partners, LP, a Delaware limited liability company (the “Company”) valued at $1,019,596. This exchange was nontaxable. The primary assets received by the Fund were cash, interest receivable and securities of the Company with a fair value of $946,696 (identified cost of investments transferred were $951,387), totaling $1,019,596. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Thomson Reuters Private Equity Return Tracker Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. private equity-backed companies. The Fund’s current benchmark is the Thomson Reuters Private Equity Buyout Index.

The Thomson Reuters Private Equity Return Tracker Fund commenced investment operations on November 23, 2020 with Class A shares, Class C shares, and Class I shares. Prior to that date, the Thomson Reuters Private Equity Return Tracker Fund acquired the assets and assumed the liabilities of the Leland Thomson Reuters Private Equity Buyout Index Fund (the "Thomson Reuters Private Equity Return Tracker Predecessor Fund"), a series of Northern Lights Fund Trust III, which offered three classes of shares, Class A shares, Class C shares, and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on August 6, 2020, by the Board of Northern Lights Fund Trust III on August 5, 2020, and by beneficial owners of the Thomson Reuters Private Equity Return Tracker Predecessor Fund on November 18, 2020. The tax-free reorganization was accomplished on November 20, 2020. As a result of the reorganization, the Thomson Reuters Private Equity Return Tracker Fund assumed the performance and accounting history of the Thomson Reuters Private Equity Return Tracker Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Thomson Reuters Private Equity Return Tracker Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Thomson Reuters Private Equity Return Tracker Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	16,123	$248,292
Class C	79,301	1,187,114
Class I	1,342,937	20,904,719

The net unrealized appreciation of investments transferred was $7,553,217 as of the date of the acquisition.

The Thomson Reuters Venture Capital Return Tracker Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. venture capital-backed companies. The Fund’s current benchmark is the Thomson Reuters Venture Capital Index.

The Thomson Reuters Venture Capital Return Tracker Fund commenced investment operations on November 23, 2020 with Class A shares, Class C shares, and Class I shares. Prior to that date, the Thomson Reuters Venture Capital Return Tracker Fund acquired the assets and assumed the liabilities of the Leland Thomson Reuters Venture Capital Index Fund (the " Thomson Reuters Venture Capital Return Tracker Predecessor Fund"), a series of Northern Lights Fund Trust III, which offered three classes of shares, Class A shares, Class C shares, and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on August 6, 2020, by the Board of Northern Lights Fund Trust III on August 5, 2020, and by beneficial owners of the Thomson Reuters Venture Capital Return Tracker Predecessor Fund on November 18, 2020. The tax-free reorganization was accomplished on November 20, 2020. As a result of the reorganization, the Thomson Reuters Venture Capital Return Tracker Fund assumed the performance and accounting history of the Thomson Reuters Venture Capital Return Tracker Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Thomson Reuters Venture Capital Return Tracker Predecessor Fund.

86

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Thomson Reuters Venture Capital Return Tracker Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	2,543,961	$81,237,729
Class C	382,538	11,745,929
Class I	4,326,594	139,556,985

The net unrealized appreciation of investments transferred was $64,795,988 as of the date of the acquisition.

The shares of each class of each Fund (other than the Sustainable Income Fund which currently only offers one class of shares) represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

(a) Consolidation of Subsidiary

The Alternative Growth Fund may invest up to 25% of its total assets in its subsidiary, AXS Alternative Growth Fund Limited, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the AXS Alternative Growth Fund Limited. All inter-company accounts and transactions have been eliminated in the consolidation for the Alternative Growth Fund. The AXS Alternative Growth Fund Limited is advised by Ampersand Investment Management LLC (“Ampersand” or the “Sub-Advisor”) and acts as an investment vehicle in order to effect certain investments consistent with the Alternative Growth Fund’s investment objectives and policies specified in the Alternative Growth Fund’s prospectus and statement of additional information. The AXS Alternative Growth Fund Limited will generally invest in derivatives, including swaps, and other investments intended to serve as margin or collateral for swap positions. The inception date of the AXS Alternative Growth Fund Limited was June 27, 2018. As of March 31, 2022, total assets of the Alternative Growth Fund were $5,788,536, of which $912,133, or approximately 15.8%, represented the Alternative Growth Fund’s ownership of the shares of the AXS Alternative Growth Fund Limited.

87

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

The Chesapeake Strategy Fund may invest up to 25% of its total assets in its subsidiary, AXS Chesapeake Strategy Fund Limited, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Chesapeake Strategy Fund include the accounts of the AXS Chesapeake Strategy Fund Limited. All inter-company accounts and transactions have been eliminated in the consolidation for the Chesapeake Strategy Fund. The AXS Chesapeake Strategy Fund Limited is advised by Chesapeake Investment Management LLC (“Chesapeake” or the “Sub-Advisor”) and acts as an investment vehicle in order to effect certain investments consistent with the Chesapeake Strategy Fund’s investment objectives and policies specified in the Chesapeake Strategy Fund’s prospectus and statement of additional information. The AXS Chesapeake Strategy Fund Limited will generally invest in derivatives, including commodity futures, and other investments intended to serve as margin or collateral for derivative positions. The inception date of the AXS Chesapeake Strategy Fund Limited was April 19, 2012. As of March 31, 2022, total assets of the Chesapeake Strategy Fund were $30,728,422 of which $803,761, or approximately 2.6%, represented the Chesapeake Strategy Fund’s ownership of the shares of the AXS Chesapeake Strategy Fund Limited.

The Managed Futures Strategy Fund may invest up to 25% of its total assets in its subsidiary, AXS Managed Futures Fund Limited, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Managed Futures Strategy Fund include the accounts of the AXS Managed Futures Fund Limited. All inter-company accounts and transactions have been eliminated in the consolidation for the Managed Futures Strategy Fund. The AXS Managed Futures Fund Limited is advised by Ampersand Investment Management LLC (“Ampersand” or the “Sub-Advisor”) and acts as an investment vehicle in order to effect certain investments consistent with the Managed Futures Strategy Fund’s investment objectives and policies specified in the Managed Futures Strategy Fund’s prospectus and statement of additional information. The AXS Managed Futures Fund Limited will generally invest in derivatives, including swaps, and other investments intended to serve as margin or collateral for swap positions. The inception date of the AXS Managed Futures Fund Limited was January 12, 2010. As of March 31, 2022, total assets of the Managed Futures Strategy Fund were $35,546,336, of which $4,844,864 or approximately 13.6%, represented the Managed Futures Strategy Fund’s ownership of the shares of the AXS Managed Futures Fund Limited.

For tax purposes, the AXS Alternative Growth Fund Limited, AXS Chesapeake Strategy Fund Limited and AXS Managed Futures Fund Limited are each an exempted Cayman investment company. Each subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, each subsidiary is a Controlled Foreign Corporation (“CFC”) and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, each subsidiary’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Funds’ investment company taxable income.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

88

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

89

AXS Funds

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March 31, 2022 (Unaudited)

Each ETF in which the Funds invest is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Total Return Swaps

The Alternative Growth Fund and Managed Futures Strategy Fund are subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. The Funds enter into various swap transactions for investment purposes and to manage interest rate, equity, foreign exchange (currency), or credit risk. These two-party contracts are entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

To help to reduce counterparty risk on the Alternative Growth Fund, the Advisor has the right to reduce the Alternative Growth Fund’s exposure and remove cash from the Alternative Growth Fund’s total return swap with Deutsche Bank AG. This cash holding shall be in excess of $250,000 and may not exceed 40% of the Index exposure in total. The Alternative Growth Fund is charged interest on this cash holding and any amount removed will be offset against the final settlement value of the swap. As of March 31, 2022, the Alternative Growth Fund did not have such cash advance.

To help to reduce counterparty risk on the Managed Futures Strategy Fund, the Advisor has the right to reduce the Managed Futures Strategy Fund’s exposure and remove cash from the Managed Futures Strategy Fund’s total return swap with Deutsche Bank AG. This cash holding shall be in excess of $250,000 and may not exceed 40% of the Index exposure in total. The Managed Futures Strategy Fund is charged interest on this cash holding and any amount removed will be offset against the final settlement value of the swap. As of March 31, 2022, the Managed Futures Strategy Fund did not have such cash advance.

The gross returns exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as net change in unrealized appreciation or depreciation in the Consolidated Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statements of Operations. Realized gains and losses from a decrease in the notional value swap are recognized on trade date. Swap agreements may also involve fees, commissions and other costs that may reduce the value of the swap agreement. These costs are not reflected in the Consolidated Statements of Operations, are deducted from the return of any such derivative instrument and, therefore, represent an indirect cost of investment in the Funds.

(e) Equity Swaps (Total Return Swaps)

The Multi-Strategy Alternatives Fund, Thomson Reuters Private Equity Return Tracker Fund and Thomson Reuters Venture Capital Return Tracker Fund may enter into equity swap contracts for hedging or investment purposes. Equity swap contracts may be structured in different ways. The counterparty may agree to pay the Funds the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Funds may agree to pay to the counterparty a floating-rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. In these cases, the return to the Funds on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Funds on the notional amount. In other cases, the counterparty and the Fund may agree to pay the other the difference between the relative investment performance that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

90

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Total return swap contracts are agreements between counterparties to exchange cash flow, one based on a market-linked return of an individual asset or group of assets (such as an index), and the other on a fixed or floating rate. As a total return swap, an equity swap may be structured in different ways. When the Funds enter into a “long” equity swap, the counterparty may agree to pay the Funds the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular referenced security or securities, plus the dividends that would have been received on those securities. In return, the Funds will generally agree to pay the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such referenced security or securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Therefore, the Funds’ return on the equity swap generally should equal the gain or loss on the notional amount, plus dividends on the referenced security or securities less the interest paid by the Funds on the notional amount. Alternatively, when the Funds enter into a “short” equity swap, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Funds sold a particular referenced security or securities short, less the dividend expense that the Funds would have incurred on the referenced security or securities, as adjusted for interest payments or other economic factors. In this situation, the Funds will generally be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had they been invested directly in the referenced security or securities.

Equity swaps generally do not involve the delivery of securities or other referenced assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Funds are contractually obligated to make. If the other party to an equity swap defaults, the Funds’ risk of loss consists of the net amount of payments that the Funds are contractually entitled to receive, if any. The Funds will segregate cash or liquid assets, enter into offsetting transactions or use other measures permitted by applicable law to “cover” the Funds’ current obligations.

Equity swaps are derivatives and their value can be very volatile. The Funds may engage in total return swaps to gain exposure to securities, along with offsetting long total return swap positions to maintain appropriate currency balances and risk exposures across all swap positions. To the extent that the Advisor does not accurately analyze and predict future market trends, the values or assets or economic factors, the Funds may suffer a loss, which may be substantial. As of March 31, 2022, open swap agreements are shown in the Schedules of Investments.

(f) Futures Contracts

The Funds purchase and sell futures contracts to pursue their investment objective and to gain exposure to, or hedge against, change in the value of equities, interest rates, foreign currency, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

91

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

(g) Forward Foreign Currency Contracts

The Chesapeake Strategy Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Consolidated Statements of Operations.

(h) Short-Term Investments

The Alternative Growth Fund invests a significant amount (70.7% as of March 31, 2022) in the Fidelity Investments Money Market Government Portfolio – Class I (“FIGXX”). FIGXX Invests in U.S. Government securities and/or repurchase agreements that are collateralized fully, U.S. Government securities issued by entities that are chartered by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury and investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity and diversification of investments. FIGXX may invest at least 80% of its assets in U.S. Treasury securities and repurchase agreements for those securities.

FIGXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per the March 31, 2021 Annual report of the Fidelity Investments Money Market Government Portfolio – Class I was 0.15%.

(i) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Funds (other than the Sustainable Income Fund which currently only offers one class of shares) are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of the fund except where allocation of direct expenses to the fund or an alternative allocation method can be more appropriately made.

92

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

(j) Federal Income Tax

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2022, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k) Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid at least annually, except for the Sustainable Income Fund which will distribute net investment income, if any, quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(l) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceed 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay twice a month investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below.

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March 31, 2022 (Unaudited)

Fund	Investment Advisory Fees	Subsidiary	Investment Advisory Fees
Alternative Growth Fund	0.75%	Alternative Growth Fund Limited	0.75%
Chesapeake Strategy Fund	1.50%	Chesapeake Strategy Fund Limited	1.50%
Managed Futures Strategy Fund	1.45%	Managed Futures Strategy Fund Limited	1.45%
Multi-Strategy Alternatives Fund	1.00%
Sustainable Income Fund	0.70%
Thomson Reuters Private Equity Return Tracker Fund	1.25%
Thomson Reuters Venture Capital Return Tracker Fund	1.25%

The investment management fees included a management fee paid to the Advisor by each Fund’s subsidiary at an annual rate listed above of the subsidiary’s average daily net assets. The Advisor had contractually agreed, for so long as each Fund invests in each subsidiary, to waive the management fee it received from the Fund in an amount equal to the management fee paid to the Advisor by each subsidiary. This undertaking may not be terminated by the advisor as long as the investment advisory agreement between the Subsidiary and the Advisor is in place unless the Advisor obtains the prior approval of the Fund’s Board of Trustees. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. For the Alternative Growth Fund, the Chesapeake Strategy Fund, the Managed Futures Strategy Fund, the Multi-Strategy Alternatives Fund, the Sustainable Income Fund the Thomson Reuters Private Equity Return Tracker Fund and the Thomson Reuters Venture Capital Return Tracker Fund, this agreement is effective until January 31, 2023. These agreements may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class.

	Total Limit on Annual Operating Expenses
	Class A Shares	Class C Shares	Class I Shares	Investor Class Shares*
Alternative Growth Fund	1.24%	-	0.99%	-
Chesapeake Strategy Fund	2.10%	2.85%	1.85%	-
Managed Futures Strategy Fund	1.95%	2.70%	1.70%	-
Multi-Strategy Alternatives Fund	-	-	1.51%	1.68%
Sustainable Income Fund	-	-	0.99%	-
Thomson Reuters Private Equity Return Tracker Fund	1.75%	2.50%	1.50%	-
Thomson Reuters Venture Capital Return Tracker Fund	1.75%	2.50%	1.50%	-

*	Previously R-1 Class Shares.
94

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

The Advisor has engaged Ampersand Investment Management LLC (the “Ampersand”), a Sub-Advisor, to manage the Alternative Growth Fund and Managed Futures Strategy Fund and pays Ampersand from its advisory fees.

The Advisor has engaged Chesapeake Capital Corporation (“Chesapeake”), a Sub-Advisor, to manage the Chesapeake Strategy Fund’s overall investment program, and pays Chesapeake from its advisory fees.

The Advisor has engaged SKY Harbor Capital Management, LLC (“SKY Harbor”), a Sub-Advisor, to manage the Sustainable Income Fund’s overall investment program, and pays SKY Harbor from its advisory fees.

Prior to the close of business on November 8, 2019, investment advisory services were provided to the Alternative Growth Predecessor Fund and the Chesapeake Strategy Predecessor Fund by Equinox Institutional Asset Management, LP (“Equinox”), which received investment management fees for its services pursuant to the terms of the investment advisory agreements for the Alternative Growth Predecessor Fund and the Chesapeake Strategy Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 0.75% of the Alternative Growth Predecessor Fund’s average daily net assets and 1.50% of the Chesapeake Strategy Predecessor Fund’s, average daily net assets. Equinox had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.24% and 0.99% of the average daily net assets of Class A and Class I shares, respectively, of the Alternative Growth Predecessor Fund. Equinox had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.10%, 2.85% and 1.85% of the average daily net assets of Class A, Class C and Class I shares, respectively, of the Chesapeake Strategy Predecessor Fund.

Prior to the close of business on January 24, 2020, investment advisory services were provided to the Managed Futures Strategy Predecessor Fund by Equinox, which received investment management fees for its services pursuant to the terms of the investment advisory agreements for the Managed Futures Strategy Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 1.45% of the Managed Futures Strategy Predecessor Fund’s average daily net assets. Equinox had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.95%, 2.70%, and 1.70% of the average daily net assets of Class A, Class C, and Class I shares, respectively, of the Managed Futures Strategy Predecessor Fund.

Prior to the close of business on October 18, 2019, investment advisory services were provided to the Multi-Strategy Alternatives Predecessor Fund by Kerns Capital Management, Inc., which received investment management fees for its services pursuant to the terms of the investment advisory agreements for the Multi-Strategy Alternatives Predecessor Fund. The investment advisory fees, which were computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

95

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Prior to the close of business on November 20, 2020, investment advisory services were provided to the Thomson Reuters Private Equity Return Tracker Predecessor Fund and the Thomson Reuters Venture Capital Return Tracker Predecessor Fund by Good Harbor Financial, LLC (“Good Harbor”) which received investment management fees for its services pursuant to the terms of the investment advisory agreements for the Thomson Reuters Private Equity Return Tracker Predecessor Fund and the Thomson Reuters Venture Capital Return Tracker Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 1.25% of the Thomson Reuters Private Equity Return Tracker Predecessor Fund's average daily net assets and 1.25% of the Thomson Reuters Venture Capital Return Tracker Predecessor Fund's average daily net assets. Good Harbor had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.75%, 2.50%, and 1.50% of the average daily net assets of Class A, Class C, and Class I shares, respectively, of the Thomson Reuters Private Equity Return Tracker Predecessor Fund and the Thomson Reuters Venture Capital Return Tracker Predecessor Fund.

The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Funds’ expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

	Alternative Growth Fund	Chesapeake Strategy Fund	Managed Futures Strategy Fund	Multi-Strategy Alternatives fund
June 30, 2023	$121,818	$-	$-	$-
September 30, 2023	69,919	120,589	120,251	-
September 30, 2024	212,481	217,024	280,243	105,332
September 30, 2025	104,949	97,968	149,545	36,772
Total	$509,167	$435,581	$550,039	$142,104

	Sustainable Income Fund	Thomson Reuters Private Equity Return Tracker Fund	Thomson Reuters Venture Capital Return Tracker Fund
September 30, 2024	$53,753	$114,282	$148,438
September 30, 2025	64,844	95,545	295,608
Total	$118,597	$209,827	$444,046

96

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Equinox is permitted to seek reimbursement, subject to certain limitations, of fees waived or payments made by Equinox to the Alternative Growth Predecessor Fund prior to the Alternative Growth Predecessor Fund’s reorganization on November 8, 2019, for a period ending three years after the date of the waiver of payment for the Alternative Growth Fund. This reimbursement may be requested from the Alternative Growth Fund if the reimbursement will not cause the Alternative Growth Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first. Any reimbursement of fees waived or payments made by Equinox to the Alternative Growth Predecessor Fund prior to the reorganization must be approved by the Trust’s Board of Trustees. Equinox may recapture all or a portion of this amount no later than June 30 of the years of the dates stated below for the Alternative Growth Fund:

2022	$231,363
2023	45,463
Total	$276,826

Equinox is permitted to seek reimbursement, subject to certain limitations, of fees waived or payments made by Equinox to the Chesapeake Strategy Predecessor Fund prior to the Chesapeake Strategy Predecessor Fund’s reorganization on November 8, 2019, for a period ending three years after the date of the waiver of payment. This reimbursement may be requested from the Chesapeake Strategy Fund if the reimbursement will not cause the Chesapeake Strategy Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first. Any reimbursement of fees waived or payments made by Equinox to the Chesapeake Strategy Predecessor Fund prior to the reorganization must be approved by the Trust’s Board of Trustees. Equinox may recapture all or a portion of this amount no later than September 30 of the years stated below for the Chesapeake Strategy Fund:

2022	$148,881
2023	9,685
Total	$158,566

Good Harbor is permitted to seek reimbursement, subject to certain limitations, of fees waived or payments made by Good Harbor to the Thomson Reuters Private Equity Return Tracker Predecessor Fund and Thomson Reuters Venture Capital Return Tracker Predecessor Fund prior to reorganization on November 20, 2020, for a period ending three years after the date of the waiver of payment. This reimbursement may be requested from the Thomson Reuters Private Equity Return Tracker Fund and Thomson Reuters Venture Capital Return Tracker Fund if the reimbursement will not cause the Thomson Reuters Private Equity Return Tracker’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first. Any reimbursement of fees waived or payments made by Good Harbor to the Thomson Reuters Private Equity Return Tracker Predecessor Fund prior to the reorganization must be approved by the Trust’s Board of Trustees. Good Harbor may recapture all or a portion of this amount no later than September 30 of the years stated below for the Thomson Reuters Private Equity Return Tracker Fund and Thomson Reuters Venture Capital Return Tracker Fund:

97

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Thomson Reuters Private Equity Return Tracker Fund
2022	$56,758
2023	38,717
2024	10,366
Total	$105,841

Thomson Reuters Venture Capital Return Tracker Fund
2022	$307,693
2023	231,346
2024	98,415
Total	$637,454

During the period ended March 31, 2022, a service provider reimbursed the Thomson Reuters Venture Capital Return Tracker Fund $8,347 for losses from a pricing error. This amount is reported on the Thomson Reuters Venture Capital Return Tracker Fund’s Statements of Operations and Statements of Changes under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

During the periods ended September 30, 2021, a service provider reimbursed the Thomson Reuters Venture Capital Return Tracker Fund $3,927 for losses from a pricing error. This amount is reported on the Thomson Reuters Venture Capital Return Tracker Fund’s Statements of Changes under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. Deutsche Bank Trust Company America (“DBTCA”) acts as the custodian with respect to certain collateral arrangements between the Alternative Growth Fund and Managed Futures Strategy Fund and counter-parties. DBTCA also acts as the custodian for the Alternative Growth Fund’s and Managed Futures Strategy Fund’s subsidiaries, Alternative Growth Fund Limited and Managed Futures Strategy Fund Limited, respectively, including certain collateral arrangements between the Subsidiaries and counter-parties.

Prior to the close of business on November 20, 2020, Gemini Fund Services, LLC (“GFS”), an affiliate of Northern Lights Distributors, LLC (“NLD”), served as administrator, fund accountant, and transfer agent to the Thomson Reuters Private Equity Return Tracker Predecessor Fund’s and Thomson Reuters Venture Capital Return Tracker Predecessor Fund and U.S. Bank N.A. served as these Predecessor Funds’ Custodian. These Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2022, are reported on the Consolidated Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”).

98

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Prior to the close of business on November 20, 2020, NLD served as distributor to the Thomson Reuters Private Equity Return Tracker Predecessor Fund and Thomson Reuters Venture Capital Return Tracker Predecessor Fund.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended March 31, 2022, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Consolidated Statements of Operations. A portion of the fees were paid by the Trust’s Co-Administrators. Such amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Consolidated Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Consolidated Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Consolidated Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to the close of business on November 20, 2020, Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and NLD, served as the CCO to the Thomson Reuters Private Equity Return Tracker Predecessor Fund and Thomson Reuters Venture Capital Return Tracker Predecessor Fund. The Funds’ allocated fees incurred for CCO services for the six months ended March 31, 2022, are reported on the Consolidated Statements of Operations.

Note 4 – Federal Income Taxes

At March 31, 2022, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

	Alternative Growth Fund	Chesapeake Strategy Fund	Managed Futures Strategy Fund	Multi-Strategy Alternatives Fund
Cost of investments	$2,721,604	$37,936,435	$133,334,034	$15,789,075

Gross unrealized appreciation	$-	$-	$-	$1,390,480
Gross unrealized depreciation	-	(9,446,941)	(130,736,671)	(660,369)
Net unrealized appreciation (depreciation) on investments	$-	$(9,446,941)	$(130,736,671)	$730,111

99

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

	Sustainable Income Fund	Thomson Reuters Private Equity Return Tracker Fund	Thomson Reuters Venture Capital Return Tracker Fund
Cost of investments	$1,461,774	$18,657,370	$228,774,006

Gross unrealized appreciation	$14,306	$4,454,816	$20,723,240
Gross unrealized depreciation	(37,613)	(821,867)	(23,979,251)
Net unrealized appreciation (depreciation) on investments	$(23,307)	$3,632,949	$(3,256,011)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax basis of the components of distributable net earnings (deficit) at September 30, 2021 were as follows:

	Alternative Growth Fund	Chesapeake Strategy Fund	Managed Futures Strategy Fund
Undistributed ordinary income	$-	$3,152,347	$-
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	-	3,152,347	-

Accumulated capital and other losses	(650,151)	(17,070,529)	(239,147)
Unrealized depreciation on investments	(845,792)	(9,769,093)	(125,217,761)
Unrealized depreciation on open swap contracts	(768,430)	-	(7,618,598)
Unrealized appreciation on futures contracts	133,070	637,756	-
Unrealized depreciation on forward foreign currency exchange contracts	-	-	-
Unrealized appreciation (depreciation) on foreign currency translations	-	5,118	-
Unrealized Trustees’ deferred compensation	(1,050)	(3,612)	(10,809)
Total accumulated deficit	$(2,132,353)	$(23,048,013)	$(133,086,315)

100

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

	Multi-Strategy Alternatives Fund	Sustainable Income Fund	Thomson Reuters Private Equity Return Tracker Fund
Undistributed ordinary income	$3,443,735	$939,331	$853,191
Undistributed long-term capital gains	317,539	12,926	5,089,908
Tax accumulated earnings	3,761,274	952,257	5,943,099

Accumulated capital and other losses	-	-	-
Unrealized appreciation (depreciation) on investments	2,230,507	864,392	5,554,718
Unrealized depreciation on open swap contracts	-	-	(944,589)
Unrealized appreciation (depreciation) on futures contracts	-	-	-
Unrealized appreciation on forward foreign currency exchange contracts	-	-	-
Unrealized appreciation on foreign currency translations	-	-	-
Unrealized Trustees’ deferred compensation	(5,196)	(3,171)	(1,470)
Total accumulated earnings (deficit)	$5,986,585	$1,813,478	$10,551,758

101

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Thomson Reuters Venture Capital Return Tracker Fund
Undistributed ordinary income	$11,871,918
Undistributed long-term capital gains	41,241,352
Tax accumulated earnings	53,113,270

Accumulated capital and other losses	-
Unrealized appreciation on investments	78,017,375
Unrealized depreciation on open swap contracts	(20,205,565)
Unrealized appreciation (depreciation) on futures contracts	-
Unrealized appreciation on forward foreign currency exchange contracts	-
Unrealized appreciation on foreign currency translations	-
Unrealized Trustees’ deferred compensation	(16,384)
Total accumulated earnings	$110,908,696

The tax character of the distributions paid during the periods ended September 30, 2021 and September 30, 2020 were as follows:

Alternative Growth Fund
	September 30, 2021	September 30, 2020
Distributions paid from:
Ordinary income	$-	$-
Net long-term capital gains	-	-
Return of capital	-	-
Total distributions paid	$-	$-

	Chesapeake Strategy Fund
Distributions paid from:	September 30, 2021	September 30, 2020
Ordinary income	$-	$3,146,191
Net long-term capital gains	-	-
Return of capital	-	-
Total distributions paid	$-	$3,146,191

102

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

	Managed Futures Strategy Fund
Distributions paid from:	September 30, 2021	September 30, 2020
Ordinary income	$-	$27,725,036
Net long-term capital gains	-	-
Return of capital	-	1,660,265
Total distributions paid	$-	$29,385,301

Multi-Strategy Alternatives Fund
	September 30, 2021	September 30, 2020
Distributions paid from:
Ordinary income	$-	$-
Net long-term capital gains	-	-
Return of capital	-	-
Total distributions paid	$-	$-

	Sustainable Income Fund
	September 30, 2021	September 30, 2020
Distributions paid from:
Ordinary income	$2,357,551	$-
Net long-term capital gains	-	-
Return of capital	-	-
Total distributions paid	$2,357,551	$-

	Thomson Reuters Private Equity Return Tracker Fund
	September 30, 2021	September 30, 2020
Distributions paid from:
Ordinary income	$954,916	$126,901
Net long-term capital gains	-	126,587
Return of capital	-	-
Total distributions paid	$954,916	$253,488

	Thomson Reuters Venture Capital Return Tracker Fund
	September 30, 2021	September 30, 2020
Distributions paid from:
Ordinary income	$38,882,034	$13,498,495
Net long-term capital gains	-	3,955,152
Return of capital	-	-
Total distributions paid	$38,882,034	$17,453,647

103

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The Thomson Reuters Private Equity Return Tracker Fund and Thomson Reuters Venture Capital Return Tracker Fund utilized equalization in the amount of $253,488 and $17,453,647, respectively, which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the year ended September 30, 2020. Net investment income and net realized gains(losses), as disclosed on the Statements of Operations and net assets were not affected by these reclassifications.

As of September 30, 2021, the Alternative Growth Fund had $30,210 of qualified late-year ordinary losses, which are deferred until fiscal year 2021 for tax purposes. Net late-year ordinary losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of each Fund’s next taxable year.

As of September 30, 2021, the Funds had net capital loss carryovers as follows:

	Alternative Growth Fund	Chesapeake Strategy Fund	Managed Futures Strategy Fund	Multi-Strategy Alternatives Fund
Not subject to expiration:
Short-term	$212,610	$15,436,522	$135,836	$-
Long-Term	407,331	1,634,007	103,311	-
Total	$619,941	$17,070,529	$239,147	$-

	Sustainable Income Fund	Thomson Reuters Private Equity Return Tracker Fund	Thomson Reuters Venture Capital Return Tracker Fund
Not subject to expiration:
Short-term	$-	$-	$-
Long-Term	-	-	-
Total	$-	$-	$-

The Alternative Growth Fund, Chesapeake Strategy Fund and Multi-Strategy Alternatives Fund had utilized non-expiring capital loss carry overs totaling $2,261,400, $960,028 and $3,731,893, respectively.

104

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Note 5 – Redemption Fee

The Alternative Growth Fund, Managed Futures Strategy Fund, Sustainable Income Fund, Thomson Reuters Private Equity Return Tracker Fund and Thomson Reuters Venture Capital Return Tracker Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. These Funds received redemption fees as follows:

	Six Months Ended March 31, 2022	Periods Ended September 30, 2021
Alternative Growth Fund	$124	$1,807
Managed Futures Strategy Fund	89	4,377
Sustainable Income Fund	-	-
Thomson Reuters Private Equity Return Tracker Fund	901	3,473
Thomson Reuters Venture Capital Return Tracker Fund	32,345	67,117

Note 6 – Investment Transactions

For the six months ended March 31, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and short-term U.S. Government securities were as follows:

	Purchases	Sales
Alternative Growth Fund	$-	$-
Chesapeake Strategy Fund	-	-
Managed Futures Strategy Fund	-	-
Multi-Strategy Alternatives Fund	39,512,100	41,540,677
Sustainable Income Fund	5,609,487	54,713,770
Thomson Reuters Private Equity Return Tracker Fund	5,815,870	11,361,374
Thomson Reuters Venture Capital Return Tracker Fund	164,112,834	283,858,196

In accordance with the Funds’ registration statement, the Funds may pay all or a portion of a shareholder’s redemption proceeds in liquid securities (from the Fund’s portfolio) with a market value equal to the redemption amount (an in-kind redemption) in lieu of cash. An in-kind redemption is allowed by the Funds’ registration statement in order to protect the interests of the Funds’ remaining shareholders. On January 28, 2021, the Sustainable Income Fund had an in-kind redemption, whereby 4,944,439 shares were redeemed from the Fund. The Fund delivered investment securities with a fair value of $49,291,607 to this shareholder in lieu of cash. The fair market value of the investment securities delivered in this transaction are included in the Statements of Changes.

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its shares.  With respect to Class A shares and Investor Class shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

105

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Prior to the close of business on November 20, 2020, the Thomson Reuters Private Equity Return Tracker Predecessor Fund and Thomson Reuters Venture Capital Return Tracker Predecessor Fund adopted a distribution plan pursuant to Rule 12b-1 with respect to Class A shares and C shares. Pursuant to the Plan, the Thomson Reuters Private Equity Return Tracker Predecessor Fund and Thomson Reuters Venture Capital Return Tracker Predecessor Fund paid NLD at the annual rate of up to 0.25% and 1.00% of average daily net assets attributable to Class A shares and C shares, respectively. Class I shares did not pay any distribution fees. For the period October 1, 2020 through November 20, 2020, the Thomson Reuters Private Equity Return Tracker Predecessor Fund and Thomson Reuters Venture Capital Return Tracker Predecessor Fund paid NLD $1,668 and $45,346, respectively, with respect to Class A and Class C shares under the Predecessor Funds’ distribution plan. For the six months ended March 31, 2022, distribution fees incurred are disclosed on the Consolidated Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

106

AXS Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2022, in valuing the Funds’ assets and liabilities carried at fair value:

Alternative Growth Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Short-Term Investments	$2,721,604	$-	$-	$2,721,604
Other Financial Instruments***
Futures Contracts	282,435	-	-	282,435
Total Assets	$3,004,039	$-	$-	$3,004,039
Liabilities
Other Financial Instruments***
Swap Contract	$-	$274,481	$-	$274,481
Total Liabilities	$-	$274,481	$-	$274,481

Chesapeake Strategy Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Short-Term Investments	$28,489,494	$-	$-	$28,489,494
Total Investments	28,489,494	-	-	28,489,494
Other Financial Instruments***
Futures Contracts	1,705,999	-	-	1,705,999
Total Assets	$30,195,493	$-	$-	$30,195,493

Liabilities
Other Financial Instruments***
Futures Contracts	$420,284	$-	$-	$420,284
Total Liabilities	$420,284	$-	$-	$420,284

107

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Short-Term Investments	$2,597,363	$-	$-	$2,597,263
Total Investments	2,597,363	-	-	2,597,363
Other Financial Instruments***
Swap Contracts	-	19,981	-	19,981
Total Assets	$2,597,363	$19,981	$-	$2,617,244

Liabilities
Other Financial Instruments***
Swap Contracts	$-	$4,294,415	$-	$4,294,415
Total Liabilities	$-	$4,294,415	$-	$4,294,415

Multi-Strategy Alternatives Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$11,023,324	$-	$-	$11,023,324
Exchange-Traded Funds	3,045,018	-	-	3,045,018
Short-Term Investments	2,450,844	-	-	2,450,844
Total Investments	$16,519,186	$-	$-	$16,519,186
Other Financial Instruments***
Swap Contracts	$-	$133,759	$-	$133,759
Total Assets	$16,519,186	$133,759	$-	$16,652,945

Liabilities
Other Financial Instruments***
Swap Contracts	$-	$67,374	$-	$67,374
Total Liabilities	$-	$67,374	$-	$67,374

Sustainable Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Corporate Bonds[1]	$-	$1,274,055	$-	$1,274,055
Medium Term Notes	-	5,062	-	5,062
Short-Term Investments	159,350	-	-	159,350
Total Investments	$159,350	$1,279,117	$-	$1,438,467

108

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Thomson Reuters Private Equity Return Tracker Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$21,750,063	$-	$-	$21,750,063
Short-Term Investments	540,256	-	-	540,256
Total Investments	$22,290,319	$-	$-	$22,290,319
Other Financial Instruments***
Swap Contracts	$-	$868,340	$-	$868,340
Total Assets	$22,290,319	$868,340	$-	$23,158,659

Thomson Reuters Venture Capital Return Tracker Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$223,115,949	$-	$-	$223,115,949
Short-Term Investments	2,402,046	-	-	2,402,046
Total Investments	$225,517,995	$-	$-	$225,517,995
Other Financial Instruments***
Swap Contracts	$-	$6,067,666	$-	$6,067,666
Total Assets	$225,517,995	$6,067,666	$-	$231,585,661

[1]	For a detailed break-out of common stocks and corporate bonds by major industry classification, please refer to the Schedules of Investments.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.
***	Other financial instruments are derivative instruments such as swap contracts, futures contracts and forward foreign currency contracts. Swap contracts, futures contracts and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 10 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The Funds invested in futures contracts, swap contracts and forward foreign currency contracts during the six months ended March 31, 2022.

109

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of March 31, 2022, by risk category are as follows:

Alternative Growth Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statements of Assets and Liabilities	Value	Consolidated Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open futures contracts	$282,435	Unrealized depreciation on open futures contracts	$-
Mixed: Interest rate, equity and foreign exchange contracts	Unrealized appreciation on open swap contracts	-	Unrealized depreciation on open swap contracts	274,481
Total		$282,435		$274,481

*	Includes cumulative appreciation/depreciation on futures contracts as reported on the Schedule of Investments. Net unrealized appreciation/depreciation is shown as variation margin on futures contracts on the Consolidated Statements of Assets and Liabilities.

Chesapeake Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statements of Assets and Liabilities	Value	Consolidated Statements of Assets and Liabilities	Value
Commodity contracts	Unrealized appreciation on open futures contracts	$570,156	Unrealized depreciation on open futures contracts	$190,250
Currency contracts	Unrealized appreciation on open futures contracts	153,316	Unrealized depreciation on open futures contracts	139,559
Interest rate contracts	Unrealized appreciation on open futures contracts	961,770	Unrealized depreciation on open futures contracts	1,062
Index contracts	Unrealized appreciation on open futures contracts	20,757	Unrealized depreciation on open futures contracts	89,413
Total		$1,705,999		$420,284

110

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Managed Futures Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statements of Assets and Liabilities	Value	Consolidated Statements of Assets and Liabilities	Value
Mixed: Interest rate, equity and foreign exchange contracts	Unrealized appreciation on open swap contracts	$19,981	Unrealized depreciation on open swap contracts	$4,294,415
Total		$19,981		$4,294,415

Multi-Strategy Alternatives Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statements of Assets and Liabilities	Value	Consolidated Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$133,759	Unrealized depreciation on open swap contracts	$67,374
Total		$133,759		$67,374

Thomson Reuters Private Equity Return Tracker Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Consolidated Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$868,340
Total		$868,340

Thomson Reuters Venture Capital Return Tracker Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Consolidated Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$6,067,666
Total		$6,067,666

111

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

The effects of derivative instruments on the Consolidated Statements of Operations for the six months ended March 31, 2022, are as follows:

Alternative Growth Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Futures Contracts	Open Swap Contract
Equity contracts	$(476,152)	$-
Mixed: Interest rate, equity and foreign exchange contracts	-	(717,740)
Total	$(476,152)	$(717,740)

Chesapeake Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Futures Contracts
Commodity contracts	$2,613,103
Currency contracts	71,108
Index contracts	(168,174)
Interest rate contracts	791,943
Total	$3,307,980

Managed Futures Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Mixed: Interest rate, equity and foreign exchange contracts	$(3,998,526)

Multi-Strategy Alternatives Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$16,446

Thomson Reuters Private Equity Return Tracker Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$(2,060,773)

Thomson Reuters Venture Capital Return Tracker Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$(87,884,789)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Alternative Growth Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Futures Contracts	Open Swap Contract	Total
Equity contracts	$415,505	$-	$415,505
Mixed: Interest rate, equity and foreign exchange contracts	-	360,879	360,879
Total	$415,505	$360,879	$776,384

Chesapeake Strategy Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Futures Contracts
Commodity contracts	$64,006
Currency contracts	6,357
Index contracts	569,659
Interest rate contracts	7,937
Total	$647,959

Managed Futures Strategy Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Mixed: Interest rate, equity and foreign exchange contracts	$3,344,164

Multi-Strategy Alternatives Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$46,045

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Thomson Reuters Private Equity Return Tracker Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$1,812,929

Thomson Reuters Venture Capital Return Tracker Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$26,273,231

The average quarterly volume of derivative instruments held by the Funds during the six months ended March 31, 2022 are as follows:

Alternative Growth Fund
		Futures Contracts	Open Swap Contract
Equity contracts	Notional Value	$5,936,027	$-
Mixed: Interest Rate, Equity and Foreign Exchange Contracts	Notional Value	-	10,403,317

Chesapeake Strategy Fund
		Long Futures Contracts*	Short Futures Contracts*
Commodity contracts	Notional Value	$9,404,023	$279,099
Currency contracts	Notional Value	13,828,965	10,080,914
Index contracts	Notional Value	78,426,788	18,178,867
Interest rate contracts	Notional Value	-	24,195,920

*Local currency

Managed Futures Strategy Fund
Open Swap Contract
Mixed: Interest Rate, Equity and Foreign Exchange Contracts	Notional Value	$111,158,267

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March 31, 2022 (Unaudited)

Multi-Strategy Alternatives Fund
		Open Swap Contracts - Long	Open Swap Contracts - Short
Equity contracts	Notional Value	$3,537,216	$3,510,373

Thomson Reuters Private Equity Return Tracker Fund
Open Swap Contracts - Long
Equity contracts	Notional Value	$31,957,695

Thomson Reuters Venture Capital Return Tracker Fund
Open Swap Contracts - Long
Equity contracts	Notional Value	$594,137,422

Note 11 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

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March 31, 2022 (Unaudited)

It is the Funds’ policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of futures, forward foreign currency exchange and swap contracts. As of March 31, 2022, the Funds are subject to a master netting arrangement for the futures, foreign forward currency exchange and swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities, as of March 31, 2022:

Alternative Growth Fund
					Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments**	Cash Collateral**	Net Amount
Unrealized appreciation on open futures contracts*	Morgan Stanley	$282,435	$-	$282,435	$-	$-	$-
Unrealized depreciation on open swap contract	Deutsche Bank	(274,481)	-	(274,481)	-	274,481	-

Chesapeake Strategy Fund
					Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments**	Cash Collateral**	Net Amount
Unrealized appreciation on open futures contracts*	Morgan Stanley	$1,705,999	$(420,284)	$1,285,715	$-	$-	$-

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Managed Futures Strategy Fund
					Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments**	Cash Collateral**	Net Amount
Unrealized depreciation on open swap contracts	Deutsche Bank	$-	$(4,274,738)	$(4,274,738)	$-	$4,274,738	$-
Unrealized appreciation/ depreciation on open swap contracts	Morgan Stanley	19,981	(19,677)	304	-	-	-

Multi-Strategy Alternatives Fund
					Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments**	Cash Collateral**	Net Amount
Unrealized appreciation on open swap contracts	Cowen	$133,759	$(67,374)	$66,385	$-	$-	$-

117

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Thomson Reuters Private Equity Return Tracker Fund
					Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments**	Cash Collateral**	Net Amount
Unrealized depreciation on open swap contracts	BNP Paribas	$868,340	$-	$868,340	$868,340	$-	$-

Thomson Reuters Venture Capital Return Tracker Fund
					Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments**	Cash Collateral**	Net Amount
Unrealized depreciation on open swap contracts	BNP Paribas	$6,067,666	$-	$6,067,666	$6,067,666	$-	$-

*	Includes cumulative appreciation/depreciation on futures contracts as reported on the Schedule of Investments. Net unrealized appreciation/depreciation is shown as variation margin on futures contracts on the Consolidated Statements of Assets and Liabilities.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.
118

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

Note 12 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2022, beneficial ownership in excess of 25% is as follows:

Fund	Beneficial Owner	% of Outstanding Shares
Alternative Growth Fund	National Financial Services, LLC	33%
Alternative Growth Fund	TD Ameritrade, Inc.	35%
Managed Futures Strategy Fund	Raymond James Financial	46%
Multi-Strategy Alternatives Fund	National Financial Services, LLC	63%
Sustainable Income Fund	SEI Private Trust Company	68%
Thomson Reuters Private Equity Return Tracker Fund	National Financial Services, LLC	69%
Thomson Reuters Venture Capital Return Tracker Fund	LPL Financial Holdings, Inc.	30%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Note 13 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Funds may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 14 – New Accounting Pronouncement

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s). When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

119

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

March 31, 2022 (Unaudited)

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

The SEC adopted new Rule 12d1-4, which will allow registered investment companies (including business development companies (“BDCs”), unit investment trusts (“UITs”), closed-end funds, exchange-traded funds (“ETFs”), and exchange-traded managed funds (“ETMFs”) (an “acquiring” fund), to invest in other investment companies (an “acquired fund”), including private funds under a specific exception, beyond the limits of Section 12(d)(1), subject to the conditions of the rule. Rule 12d1-4 became effective January 19, 2021. Funds electing to rely on Rule 12d1-4 will have to comply with the rules by January 19, 2022.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Note 15 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ consolidated financial statements.

On May 17, 2022, based on the recommendation of Advisor, the Board of Trustees of the Trust has approved the proposed reorganization of the AXS Managed Futures Strategy Fund (the “Target Fund”) into the AXS Chesapeake Strategy Fund (the “Acquiring Fund” and together with the Target Fund, the “Funds”).

In order to accomplish the Reorganization, the Board approved an Agreement and Plan of Reorganization (the “Plan”). The Plan provides for an exchange of shares of each class of the Target Fund for shares of the same class of the Acquiring Fund, which would be distributed pro rata by the Target Fund to the holders of the shares of such class in complete liquidation of the Target Fund, and the Acquiring Fund’s assumption of all of the liabilities of the Target Fund. Shareholders of each class of the Target Fund will receive shares of the Acquiring Fund equal in value to the shares of the Target Fund held by the shareholders prior to the Reorganization. The effect of the Reorganization will be that the Target Fund’s shareholders will become shareholders of the Acquiring Fund. Target Fund shareholders are generally not expected to recognize gain or loss for U.S. federal income tax purposes as a direct result of the Reorganization.

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March 31, 2022 (Unaudited)

The Advisor will continue to serve as investment advisor to the Acquiring Fund following the Reorganization. The Target Fund and Acquiring Fund have similar investment objectives, investment strategies, investment restrictions and investment risks. The primary difference is that the Funds are managed by different sub-advisors, each of which uses its own proprietary investment program to invest its Fund’s assets. The Acquiring Fund utilizes trend following strategies, which generally seek to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or sell investments based on the assessment of these trade signals as determined before a trade is made. The Acquiring Fund invests directly or indirectly through its wholly-owned and controlled subsidiary in a diversified portfolio of futures contracts and futures-related instruments such as forwards and swaps. The Target Fund invests directly or indirectly through its wholly-owned and controlled subsidiary in trading companies that employ managed futures programs, with the aim of providing exposure to a portfolio of complementary managed futures programs that is consistent with the Target Fund’s investment objective. The Target Fund utilizes total return swaps based on a customized index to gain exposure to managed futures programs.

No vote of the shareholders of the Target Fund is required to approve the Reorganization. A prospectus/information statement that contains important information about the Reorganization, including information about investment strategies, risks, fees and expenses, will be mailed before the consummation of the Reorganization to holders of the Target Fund’s shares as of the record date. The Reorganization is expected to take effect in the third quarter of 2022.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ consolidated financial statements.

121

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SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on January 20, 2022, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Investment Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and collectively, the “Funds”):

•	AXS Alternative Growth Fund (the “Alternative Growth Fund”),

•	AXS Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”),

•	AXS Chesapeake Strategy Fund (the “Chesapeake Strategy Fund”),

•	AXS Multi-Strategy Alternatives Fund (the “Multi-Strategy Alternatives Fund”),

•	AXS Thomson Reuters Private Equity Return Tracker Fund (the “Private Equity Return Tracker Fund”),

•	AXS Thomson Reuters Venture Capital Return Tracker Fund (the “Venture Capital Return Tracker Fund”), and

•	AXS Sustainable Income Fund (the “Sustainable Income Fund”).

At the same meeting, the Board and the Independent Trustees also reviewed and unanimously approved the renewal of the following agreements for an additional one-year term from when they otherwise would expire:

•	the sub-advisory agreement (the “Ampersand Sub-Advisory Agreement”) between the Investment Advisor and Ampersand Investment Management, LLC (“Ampersand”) with respect to the Alternative Growth Fund and the Managed Futures Strategy Fund;

•	the sub-advisory agreement (the “Chesapeake Sub-Advisory Agreement”) between the Investment Advisor and Chesapeake Capital Corporation (“Chesapeake Capital”) with respect to the Chesapeake Strategy Fund;

•	the sub-advisory agreement (the “SKY Harbor Sub-Advisory Agreement”) between the Investment Advisor and SKY Harbor Capital Management, LLC (“SKY Harbor” and together with Ampersand and Chesapeake Capital, the “Sub-Advisors”) with respect to the Sustainable Income Fund;

•	the investment advisory agreement between the Investment Advisor and AXS Alternative Growth Fund Limited (the “Alternative Growth Fund Subsidiary”), a wholly-owned subsidiary of the Alternative Growth Fund organized in the Cayman Islands, and the sub-advisory agreement between the Investment Advisor and Ampersand with respect to the Alternative Growth Fund Subsidiary (together, the “Alternative Growth Fund Subsidiary Agreements”);

•	the investment advisory agreement between the Investment Advisor and AXS Managed Futures Strategy Fund Limited (the “Managed Futures Strategy Fund Subsidiary”), a wholly-owned subsidiary of the Managed Futures Strategy Fund organized in the Cayman Islands, and the sub-advisory agreement between the Investment Advisor and Ampersand with respect to the Managed Futures Strategy Fund Subsidiary (together, the “Managed Futures Strategy Fund Subsidiary Agreements”); and
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•	the investment advisory agreement between the Investment Advisor and AXS Chesapeake Strategy Fund Limited (the “Chesapeake Strategy Fund Subsidiary” and together with the Alternative Growth Fund Subsidiary and Managed Futures Strategy Fund Subsidiary, the “Subsidiaries”), a wholly-owned subsidiary of the Chesapeake Strategy Fund organized in the Cayman Islands, and the sub-advisory agreement between the Investment Advisor and Chesapeake Capital with respect to the Chesapeake Strategy Fund Subsidiary (together, the “Chesapeake Strategy Fund Subsidiary Agreements”).

The Alternative Growth Fund Subsidiary Agreements, the Managed Futures Strategy Fund Subsidiary Agreements, and the Chesapeake Strategy Fund Subsidiary Agreements are collectively referred to below as the “Subsidiary Agreements.” The Advisory Agreement, the Ampersand Sub-Advisory Agreement, the Chesapeake Sub-Advisory Agreement, the SKY Harbor Sub-Advisory Agreement, and the Subsidiary Agreements are collectively referred to below as the “Fund Advisory Agreements.”

In approving the renewal of the Fund Advisory Agreements with respect to each Fund, as applicable, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds, the Subsidiaries, and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisors, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisors; information regarding the background, experience, and compensation structure of relevant personnel providing services to each Fund and Subsidiary, as applicable; information about the Investment Advisor’s and the Sub-Advisors’ compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a Peer Group selected by Broadridge from Morningstar, Inc.’s relevant Fund Universe for various periods ended October 31, 2021; reports comparing the investment advisory fee and total expenses of each Fund with those of its respective Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to each Fund Advisory Agreement, as applicable. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Investment Advisor during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisors were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

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 AXS Investments LLC

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•	The Alternative Growth Fund’s annualized total returns for the one-, three-, and five-year periods were above the Peer Group and Long-Short Equity Fund Universe median returns, but below the S&P 500 Index returns by 0.30%, 2.19%, and 4.78%, respectively. The Trustees considered the Investment Advisor’s belief that the Fund’s underperformance relative to the S&P 500 Index was due to the impact of fees and expenses, as well as the difference in the Fund’s strategy, which allocates to an overlay that is dedicated to diversifying commodity trading advisor (“CTA”) strategies and CTA market hedge strategies.

•	The Managed Futures Strategy Fund’s annualized total return for the ten-year period was below the Peer Group and Systematic Trend Fund Universe median returns and the S&P 500 Index return by 3.32%, 4.09%, and 17.95%, respectively. The Fund’s annualized total return for the five-year period was below the Peer Group and Fund Universe median returns, the S&P 500 Index return, and the Barclay BTOP50 Index return by 7.57%, 8.70%, 8.88%, and 24.12%, respectively. The Fund’s annualized total return for the three-year period was below the Peer Group median return by 9.81%, the Barclay BTOP50 Index return by 12.88%, the Fund Universe median return by 12.94%, and the S&P 500 Index return by 28.11%. For the one-year period, the Fund’s total return was below the Peer Group and Fund Universe median returns, the Barclay BTOP50 Index return, and the S&P 500 Index return by 18.61%, 21.20%, 23.77%, and 46.80%, respectively. The Trustees considered the Investment Advisor’s assertion that the Fund’s underperformance relative to the Peer Group can be attributed to a single trading program, the Quadriga Smart Gold options and futures trading program, and that the Quadriga program was reduced and removed from the Fund’s portfolio in October 2021.

•	The Chesapeake Strategy Fund’s total return for the one-year period was above the Peer Group and Systematic Trend Fund Universe median returns, and the Barclay BTOP50 Index return and the SG Trend Index return. The Fund’s annualized total return for the five-year period was above the Peer Group median return, but below the Fund Universe median return by 0.80%, the Barclay BTOP50 Index return by 0.98%, and the SG Trend Index return by 1.57%. The Fund’s annualized total return for the three-year period was below the Peer Group median return, the Barclay BTOP50 Index return, the Fund Universe median return, and the SG Trend Index return by 0.44%, 2.42%, 2.48%, and 5.59%, respectively. The Trustees considered the Investment Advisor’s assertion that the Fund’s underperformance relative to the Peer Group and the SG Trend Index was primarily due to the Fund’s performance in the fourth quarter of 2018, when commodities, equity securities, and currencies negatively impacted the Fund, and in the first quarter of 2020, when equity markets were negatively impacted by the onset of the COVID-19 pandemic.

•	The Multi-Strategy Alternatives Fund’s annualized total returns for the one- and three-year periods were above the Peer Group and Multistrategy Fund Universe median returns and the HFRX Equity Hedge Index returns.

•	The Private Equity Return Tracker Fund’s annualized total returns for the one- and three-year periods were above the Peer Group and Large Blend Fund Universe median returns and the S&P 500 Index returns, but below the Refinitiv (Thomson Reuters) Private Equity Buyout Index returns by 1.48% and 2.42%, respectively. The Fund’s annualized total return for the five-year period was above the Peer Group and Fund Universe median returns, but below the S&P 500 Index return by 0.48% and the Refinitiv (Thomson Reuters) Private Equity Buyout Index return by 2.17%.
124

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The Venture Capital Return Tracker Fund’s annualized total returns for the one-, three-, and five-year periods were above the Peer Group and Large Growth Fund Universe median returns and the NASDAQ Composite Total Return Index returns, but below the Refinitiv (Thomson Reuters) Venture Capital Index returns by 1.94%, 2.30%, and 3.09%, respectively. The Trustees observed that the Fund’s risk-adjusted returns relative to its benchmark, as measured by its information ratio, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

•	The Sustainable Income Fund’s total return for the one-year period was above the ICE BofA 1-3 Year U.S. Corporate & Government Bond Index return, but below the Peer Group and High Yield Bond Fund Universe median returns by 1.21% and 1.83%, respectively. The Fund’s annualized total return for the five year period was above the ICE BofA Index return, but below the Fund Universe and Peer Group median returns by 1.67% and 1.95%, respectively. The Fund’s annualized total return for the three-year period was above the ICE BofA Index return, but below the Fund Universe and Peer Group median returns by 2.16% and 2.39%, respectively. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds and the Subsidiaries. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds and the Subsidiaries, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds and the Subsidiaries. The Board also considered the overall quality of the organization and operations of the Investment Advisor, its commitment to the maintenance and growth of the Funds’ assets, and its compliance structure and compliance procedures. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisors, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of each applicable Fund and its corresponding Subsidiary, and oversees the Sub-Advisors with respect to each applicable Fund’s and Subsidiary’s operations, including monitoring the investment and trading activities of the Sub-Advisors, monitoring each Fund’s and Subsidiary’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of each Fund and Subsidiary; and that the Sub-Advisors’ responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund and Subsidiary were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The Alternative Growth Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Long-Short Equity Fund Universe medians. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.
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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The Managed Futures Strategy Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Systematic Trend Fund Universe and Peer Group medians by 0.25% and 0.40%, respectively. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than both the Peer Group and Fund Universe medians by 0.24%. The Trustees considered the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Chesapeake Strategy Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Systematic Trend Fund Universe and Peer Group medians by 0.30% and 0.375%, respectively. The Trustees considered the Investment Advisor’s observation that the Fund has greater diversification, invests in a broader universe of markets, and employs a less trend-following style than many of the funds in the Peer Group. The Trustees also observed that for the fiscal year ended September 30, 2021, the Investment Advisor waived all but approximately 0.25% of its 1.50% advisory fee for the Fund.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.26% and 0.39%, respectively. The Trustees considered the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Multi-Strategy Alternatives Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Multistrategy Fund Universe medians. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median, but higher than Fund Universe median by 0.18%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Private Equity Return Tracker Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Large Blend Fund Universe medians by 0.65%. The Trustees noted the Investment Advisor’s assertions that the Fund offers an investment objective and strategies that are unique and distinct from those of the funds in the Peer Group and Fund Universe, that the Fund’s strategies are typically only available in more costly and less transparent portfolios that charge both management fees and performance fees, and that the advisory fee includes the cost of licensing the Fund’s research index and underlying index.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.73% and 0.81%, respectively. The Trustees considered the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

126

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The Venture Capital Return Tracker Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Large Growth Fund Universe medians by 0.55% and 0.5675%, respectively. The Trustees noted the Investment Advisor’s assertions that the Fund offers an investment objective and strategies that are unique and distinct from those of the funds in the Peer Group and Fund Universe, that the Fund’s strategies are typically only available in more costly and less transparent portfolios that charge both management fees and performance fees, and that the advisory fee includes the cost of licensing the Fund’s research index and underlying index.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.73% and 0.75%, respectively. The Trustees considered the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Sustainable Income Fund’s annual investment advisory fee (gross of fee waivers) was higher than the High Yield Bond Fund Universe and Peer Group medians by 0.146% and 0.15%, respectively. The Trustees considered the Investment Advisor’s assertion that the Fund’s advisory fee is appropriate because the Fund’s strategy is unique in that it incorporates environmental, social, and governance considerations, unlike most funds in the Peer Group. The Trustees also observed that for the period from October 16, 2020, through September 30, 2021, the Investment Advisor waived a portion of its advisory fee for the Fund.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.24% and 0.29%, respectively. The Trustees considered the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

In reviewing the advisory fee for each Fund, the Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as any Fund, and therefore they did not have a good basis for comparing each Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustee also considered that each Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds and the Subsidiaries.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended October 31, 2021, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Alternative Growth Fund; had waived a significant portion of its advisory fee for the Managed Futures Strategy Fund, Chesapeake Strategy Fund, Private Equity Return Tracker Fund, and Multi-Strategy Alternatives Fund; had waived a portion of its advisory fee for the Venture Capital Return Tracker Fund and Sustainable Income Fund; and had not realized a profit with respect to the Alternative Growth Fund, Chesapeake Strategy Fund, and Private Equity Return Tracker Fund. The Board and the Independent Trustees determined that the profits of the Investment Advisor from its relationships with the Managed Futures Strategy Fund, Multi-Strategy Alternatives Fund, Venture Capital Return Tracker Fund, and Sustainable Income Fund were reasonable.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Ampersand Investment Management LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by Ampersand to the Alternative Growth Fund, the Managed Futures Strategy Fund, and each Fund’s Subsidiary. In doing so, the Board considered Ampersand’s specific responsibilities in day-to-day portfolio management of the Funds and the Subsidiaries, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds and the Subsidiaries. The Board also considered the overall quality of the organization and operations of Ampersand, as well as its compliance structure. The Board’s observations regarding the performance of the Alternative Growth Fund and the Managed Futures Strategy Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Ampersand to the Alternative Growth Fund, the Managed Futures Strategy Fund, and each Fund’s Subsidiary were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Ampersand with respect to the Alternative Growth Fund, the Managed Futures Strategy Fund, and each Fund’s Subsidiary. The Board noted that Ampersand does not manage any other accounts with the same investment objectives and policies as the Alternative Growth Fund or the Managed Futures Strategy Fund, and therefore they did not have a good basis for comparing the Funds’ sub-advisory fees with those of other similar client accounts of Ampersand. The Board also noted that the Investment Advisor’s services include supervision and monitoring of the investment and trading activities of Ampersand, analysis of each Fund’s and its Subsidiary’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of each Fund and its Subsidiary. The Board also noted that the Investment Advisor pays Ampersand’s sub-advisory fees out of the Investment Advisor’s advisory fees.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Ampersand under the Ampersand Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Ampersand provides to the Funds and the Subsidiaries.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Benefits to the Sub-Advisor

The Board also considered the benefits received by Ampersand as a result of its relationship with the Alternative Growth Fund, the Managed Futures Strategy Fund, and each Fund’s Subsidiary, other than the receipt of its sub-advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Ampersand’s compliance program, and the intangible benefits of Ampersand’s association with the Funds and the Subsidiaries generally and any favorable publicity arising in connection with the Funds’ performance.

Chesapeake Capital Corporation

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by Chesapeake Capital to the Chesapeake Strategy Fund and its Subsidiary. In doing so, the Board considered Chesapeake Capital’s specific responsibilities in day-to-day portfolio management of the Fund and its Subsidiary, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund and its Subsidiary. The Board also considered the overall quality of the organization and operations of Chesapeake Capital, as well as its compliance structure. The Board’s observations regarding the performance of the Chesapeake Strategy Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Chesapeake Capital to the Chesapeake Strategy Fund and its Subsidiary were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Chesapeake Capital with respect to the Chesapeake Strategy Fund and its Subsidiary, which they noted was within the range of the management fees that Chesapeake Capital charges to manage various series of interests in a private fund, which also charges an incentive fee and an administrative fee to certain of the series, and to a separately managed account for a fund of funds, which also charges an incentive fee. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private fund and separately managed account that Chesapeake Capital manages. The Board also noted that the Investment Advisor’s services include supervision and monitoring of the investment and trading activities of Chesapeake Capital, analysis of the Fund’s and its Subsidiary’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of the Fund and its Subsidiary. The Board also noted that the Investment Advisor pays Chesapeake Capital’s sub-advisory fee out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Chesapeake Capital under the Chesapeake Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Chesapeake Capital provides to the Fund and its Subsidiary.

Benefits to the Sub-Advisor

The Board also considered the benefits received by Chesapeake Capital as a result of its relationship with the Chesapeake Strategy Fund and its Subsidiary, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Chesapeake Capital’s compliance program, and the intangible benefits of Chesapeake Capital’s association with the Fund and its Subsidiary generally and any favorable publicity arising in connection with the Fund’s performance.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

SKY Harbor Capital Management, LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by SKY Harbor to the Sustainable Income Fund. In doing so, the Board considered SKY Harbor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of SKY Harbor, as well as its compliance structure. The Board’s observations regarding the performance of the Sustainable Income Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by SKY Harbor to the Sustainable Income Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by SKY Harbor with respect to the Sustainable Income Fund, which they noted was lower than SKY Harbor’s standard fee schedule to manage institutional separate accounts using its short maturity strategy, and lower than SKY Harbor’s fee schedule to manage a Luxembourg-based UCITS fund with similar objectives and constraints as the Fund. The Board also noted that the Investment Advisor’s services include supervision and monitoring of the investment and trading activities of SKY Harbor, analysis of the Fund’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of the Fund. The Board also noted that the Investment Advisor pays SKY Harbor’s sub-advisory fee out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to SKY Harbor under the SKY Harbor Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services SKY Harbor provides to the Fund.

Benefits to the Sub-Advisor

The Board also considered the benefits received by SKY Harbor as a result of its relationship with the Sustainable Income Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of SKY Harbor’s compliance program, and the intangible benefits of SKY Harbor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement was in the best interests of each Fund, each Subsidiary, and the shareholders of the Funds and the Subsidiaries and, accordingly, approved the renewal of each Fund Advisory Agreement with respect to the Funds and the Subsidiaries, as applicable.

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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”) met on January 20, 2022 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

Reporting Period - November 1, 2020 through October 31, 2021

AXS Alternative Growth Fund

AXS Chesapeake Strategy Fund

AXS Managed Futures Strategy Fund

AXS Multi Strategy Alternatives Fund

AXS Sustainable Income Fund

Reporting Period – November 21, 2020 through October 31, 2021

AXS Thomson Reuters Private Equity Return Tracker Fund

AXS Thomson Reuters Venture Capital Return Tracker Fund1

The Board has appointed AXS Investments LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the periods detailed above (the “Program Reporting Periods”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions);
•	An overview of market liquidity for each Fund during the Program Reporting Periods;
•	Each Fund’s ability to meet redemption requests;
•	Each Fund’s cash management;
•	Each Fund’s borrowing activity, if any, in order to meet redemption requests;
•	Each Fund’s compliance with the 15% limit of illiquid investments; and
•	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

[1]	Fund reorganized into the Trust on November 20, 2020
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SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Periods.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Periods, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Periods.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

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AXS Funds

EXPENSE EXAMPLES

For the Six Months Ended March 31, 2022 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or 12b-1 fees (Class A, Class C, and Investor Class shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 to March 31, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Alternative Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/21	3/31/22	10/1/21 – 3/31/22
Class A	Actual Performance	$ 1,000.00	$1,015.20	$ 6.24
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.74	6.25
Class I	Actual Performance	1,000.00	1,017.10	4.98
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.99	4.99

*	Expenses are equal to the Fund’s annualized expense ratios of 1.24% and 0.99% for Class A shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six-month period). The expense ratios reflect an expense waiver and other expenses absorbed. Assumes all dividends and distributions were reinvested.
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EXPENSE EXAMPLES - Continued

For the Six Months Ended March 31, 2022 (Unaudited)

Chesapeake Strategy Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/21	3/31/22	10/1/21 – 3/31/22
Class A	Actual Performance	$ 1,000.00	$ 1,144.60	$ 11.23
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.46	10.55
Class C	Actual Performance	1,000.00	1,139.90	15.20
	Hypothetical (5% annual return before expenses)	1,000.00	1,010.72	14.28
Class I	Actual Performance	1,000.00	1,146.60	9.90
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.71	9.30

*	Expenses are equal to the Fund’s annualized expense ratios of 2.10%, 2.85% and 1.85% for Class A shares, Class C shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Managed Futures Strategy Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/21	3/31/22	10/1/21 – 3/31/22
Class A	Actual Performance	$ 1,000.00	$ 960.20	$ 9.53
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.21	9.80
Class C	Actual Performance	1,000.00	957.50	13.18
	Hypothetical (5% annual return before expenses)	1,000.00	1,011.47	13.54
Class I	Actual Performance	1,000.00	960.90	8.31
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.45	8.55

*	Expenses are equal to the Fund’s annualized expense ratios of 1.95%, 2.70%, and 1.70% for Class A shares, Class C share, and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
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EXPENSE EXAMPLES - Continued

For the Six Months Ended March 31, 2022 (Unaudited)

Multi-Strategy Alternatives Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period**
		10/1/21	3/31/22	10/1/21 – 3/31/22
Investor Class*	Actual Performance	$ 1,000.00	$ 996.20	$ 8.36
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.55	8.45
Class I	Actual Performance	1,000.00	996.90	7.52
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.40	7.60

*	Previously R-1 Class Shares.
**	Expenses are equal to the Fund’s annualized expense ratios of 1.68% and 1.51% for Investor Class shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Sustainable Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/21	3/31/22	10/1/21 – 3/31/22
Class I	Actual Performance	$ 1,000.00	$ 979.40	$ 4.89
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.99	4.99

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class I shares, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Thomson Reuters Private Equity Return Tracker Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/21	3/31/22	10/1/21 – 3/31/22
Class A	Actual Performance	$ 1,000.00	$ 1,031.20	$ 8.86
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.21	8.79
Class C	Actual Performance	1,000.00	1,027.00	12.63
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.47	12.54
Class I	Actual Performance	1,000.00	1,031.90	7.60
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.45	7.54

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75%, 2.50% and 1.50% for Class A shares, Class C shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six-month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.
135

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EXPENSE EXAMPLES - Continued

For the Six Months Ended March 31, 2022 (Unaudited)

Thomson Reuters Venture Capital Return Tracker Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/1/21	3/31/22	10/1/21 – 3/31/22
Class A	Actual Performance	$ 1,000.00	$ 723.10	$ 7.52
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.21	8.80
Class C	Actual Performance	1,000.00	720.30	10.72
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.47	12.54
Class I	Actual Performance	1,000.00	724.00	6.45
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.45	7.55

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75%, 2.50% and 1.50% for Class A shares, Class C shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six-month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.
136

AXS Funds

Each a series of Investment Managers Series Trust II

Investment Advisor

AXS Investments LLC

181 Westchester Avenue, Unit 402

Port Chester, New York 10573

Sub-Advisor

Ampersand Investment Management, LLC

10 Canal Street, Suite 336

Bristol, Pennsylvania 19007

Sub-Advisor

Chesapeake Capital Corporation

1721 Summit Avenue

Richmond, Virginia 23220

Sub-Advisor

SKY Harbor Capital Management, LLC

20 Horseneck Lane, 1st Floor

Greenwich, Connecticut 06830

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AXS Alternative Growth Fund – Class A	EEHAX	46141T 430
AXS Alternative Growth Fund – Class I	EEHIX	46141T 380
AXS Chesapeake Strategy Fund – Class A	ECHAX	46141T 471
AXS Chesapeake Strategy Fund – Class C	ECHCX	46141T 463
AXS Chesapeake Strategy Fund – Class I	EQCHX	46141T 372
AXS Managed Futures Strategy Fund – Class A	MHFAX	46141T 521
AXS Managed Futures Strategy Fund – Class C	MHFCX	46141T 513
AXS Managed Futures Strategy Fund – Class I	MHFIX	46141T 489
AXS Multi-Strategy Alternatives Fund – Class I	KCMIX	46141T 455
AXS Multi-Strategy Alternatives Fund – Investor Class	KCMTX	46141T 448
AXS Sustainable Income Fund – Class I	AXSKX	46141T 349
AXS Thomson Reuters Private Equity Return Tracker Fund – Class A	LDPAX	46141T 323
AXS Thomson Reuters Private Equity Return Tracker Fund – Class C	LDPCX	46141T 315
AXS Thomson Reuters Private Equity Return Tracker Fund – Class I	LDPIX	46141T 299
AXS Thomson Reuters Venture Capital Return Tracker Fund – Class A	LDVAX	46141T 281
AXS Thomson Reuters Venture Capital Return Tracker Fund – Class C	LDVCX	46141T 273
AXS Thomson Reuters Venture Capital Return Tracker Fund – Class I	LDVIX	46141T 265

Privacy Principles of the AXS Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AXS Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (833) 297-2587 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (833) 297-2587.

AXS Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (833) 297-2587

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/9/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/9/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	6/9/2022